UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09121

JNL Variable Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2013 – June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

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VADV6413 06/13

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2013

• JNL® Series Trust

• JNL Variable Fund LLC

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, PerspectiveSM L Series, Perspective Rewards®, Elite Access®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies®, Fifth Third Perspective, Retirement Latitudes®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Perspective Rewards (New York), Elite Access (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), and Perspective Investor VUL (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

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President’s Letter

Dear Fellow Investor,

Enclosed is the semi-annual report for the JNL Series Trust and JNL Variable Fund LLC for the six months ended June 30, 2013.

During the first half of 2013, the U.S. economy continued to strengthen, with the housing and job markets representing two areas of improvement.  Home prices rose steadily throughout the time period and, in May, new home sales reached their highest level in nearly five years.  Although the unemployment rate improved only modestly from 7.8% in December 2012 to 7.6% in June 2013, the average monthly increase in payrolls showed solid gains.  During the first half of 2013, employment growth averaged nearly 202,000 per month, compared to an average monthly gain of 153,000 during full year 2012.

As a result of these positive trends, consumer confidence rose, particularly toward the end of the first half of 2013.  The Thomson Reuters/University of Michigan confidence reading reached a six-year high in May.  However, growing confidence did not translate into a significant increase in consumer spending.  As a result, the U.S. gross domestic product grew at an annual rate of 1.8% during the first quarter of 2013, lower than most economists were expecting.

Signs of a strengthening U.S. economy sparked an impressive rally in equities during the first half of 2013. Both the S&P 500® Index (“S&P 500”) and the Dow Jones Industrial Average (“DJIA”) surpassed their previous all time highs and all three major U.S. stock indexes delivered double-digit returns.  Despite losing ground in June due to fears that the U.S. Federal Reserve (“Fed”) may soon begin winding down its stimulus program, the S&P 500 ended the first half of 2013 with a year-to-date return of 13.8%, while the DJIA gained 15.2% and the Nasdaq Composite Index (“Nasdaq”) returned 10.1%.

In contrast, global equity markets produced mixed results during the time period.  The performance of developed market equities benefitted from central bank stimulus programs in Japan and Europe.  However, emerging markets declined due to a stronger U.S. dollar and concerns about slowing growth and a potential bank liquidity crisis in China.  The Morgan Stanley Capital International (“MSCI”) World Index and the MSCI EAFE returned 8.4% and 4.1%, respectively, while the MSCI Emerging Markets Index fell by 9.6%.

In a reversal of recent positive performance, most fixed income classes struggled during the first half of 2013.  Fears over the potential for the Fed to soon begin reducing its bond buying program pushed the yield on the ten-year U.S. Treasury to its highest level in nearly two years.  As a result, U.S. treasuries fell by 2.1% and investment grade bonds declined by 2.4%, as measured by the Barclays Capital U.S. Treasury Index and the Barclays U.S. Aggregate Bond Index, respectively.  High yield bonds were one of the few bright spots during the time period, returning 1.4%, as measured by the Barclays U.S. Corporate High Yield Total Return Index.

The wide difference in performance between the stock and bond markets during the first half of 2013 underscores the importance of having a broadly diversified investment portfolio.  Jackson National Life Insurance Company® and Jackson National Life Insurance Company of New York® (collectively, Jackson®) provide you with more than 95 investment options, one of the widest selections of investments in the industry.  Our lineup of quality investment choices includes access to equities, fixed income, disciplined strategies and asset allocation portfolios managed by experienced professionals who use various investment philosophies and options, including alternative investments.  Jackson has partnered with a wide array of respected money managers, such as American Funds®, BlackRock®, Franklin Templeton®, PIMCO and T. Rowe Price, to provide you with options to match your investment objectives and tolerance for risk.

At Jackson, we recognize that you and your representative know best how you want to invest your money.  Jackson does not restrict your asset allocation, so you can invest your money how and where you want.  Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

JNL Variable Fund LLC

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2013

JNL/Mellon Capital DowSM 10 Fund

Portfolio Composition:	Percentage of Total Investments
Information Technology	30.7%
Health Care	17.2
Telecommunication Services	17.0
Materials	9.3
Energy	8.7
Industrials	8.7
Short Term Investments	8.4
Total Investments	100.0%

	Shares	Value

COMMON STOCKS - 99.3%
ENERGY - 9.5%
Chevron Corp.	434	$51,399

HEALTH CARE - 18.6%
Merck & Co. Inc.	1,125	52,260
Pfizer Inc. (d)	1,755	49,151
		101,411
INDUSTRIALS - 9.4%
General Electric Co.	2,213	51,324

INFORMATION TECHNOLOGY - 33.3%
Cisco Systems Inc.	2,488	60,473
Intel Corp.	2,426	58,763
Microsoft Corp.	1,790	61,800
		181,036
MATERIALS - 10.1%
E.I. du Pont de Nemours & Co.	1,049	55,049

TELECOMMUNICATION SERVICES - 18.4%
AT&T Inc.	1,360	48,149
Verizon Communications Inc.	1,035	52,111
		100,260

Total Common Stocks (cost $454,123)		540,479

SHORT TERM INVESTMENTS - 9.1%
Investment Company - 0.8%
JNL Money Market Fund, 0.01% (a) (b)	4,554	4,554

Securities Lending Collateral - 8.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	45,237	45,237

Total Short Term Investments (cost $49,791)		49,791

Total Investments - 108.4% (cost $503,914)		590,270
Other Assets and Liabilities, Net - (8.4%)		(45,927)
Total Net Assets - 100.0%		$544,343

JNL/Mellon Capital S&P® 10 Fund

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	32.1%
Financials	19.3
Energy	17.1
Telecommunication Services	11.3
Materials	10.8
Consumer Staples	9.4
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 32.1%
Comcast Corp. - Class A	613	$25,666
CST Brands Inc.	68	2,084
Home Depot Inc.	358	27,751
Time Warner Inc.	437	25,281
		80,782
CONSUMER STAPLES - 9.4%
Walgreen Co.	535	23,660

ENERGY - 17.0%
Marathon Petroleum Corp.	307	21,783
Valero Energy Corp.	607	21,094
		42,877
FINANCIALS - 19.2%
Allstate Corp.	509	24,474
Travelers Cos. Inc.	301	24,039
		48,513
MATERIALS - 10.8%
Sherwin-Williams Co.	154	27,145

TELECOMMUNICATION SERVICES - 11.3%
Sprint Nextel Corp. (c)	4,050	28,428

Total Common Stocks (cost $249,703)		251,405

Total Investments - 99.8% (cost $249,703)		251,405
Other Assets and Liabilities, Net - 0.2%		381
Total Net Assets - 100.0%		$251,786

JNL/Mellon Capital Global 15 Fund

Portfolio Composition:	Percentage of Total Investments
Financials	36.1%
Information Technology	22.5
Telecommunication Services	6.5
Industrials	6.4
Health Care	6.1
Consumer Discretionary	6.1
Consumer Staples	5.6
Energy	5.1
Short Term Investments	5.6
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 6.3%
Ladbrokes Plc	8,489	$25,790

CONSUMER STAPLES - 5.8%
Tesco Plc	4,716	23,751

ENERGY - 5.4%
China Petroleum & Chemical Corp.	31,126	21,781

FINANCIALS - 37.6%
Bank of China Ltd. - Class H	60,688	24,862
Bank of Communications Co. Ltd.	37,165	23,815
China Construction Bank Corp. - Class H	34,311	24,111
Industrial & Commercial Bank of China - Class H	40,616	25,455
Man Group Plc	20,034	25,308
RSA Insurance Group Plc	16,238	29,460
		153,011

See accompanying Notes to Financial Statements.

	Shares	Value

HEALTH CARE - 6.4%
Pfizer Inc. (d)	925	25,908

INDUSTRIALS - 6.6%
General Electric Co.	1,167	27,053

INFORMATION TECHNOLOGY - 23.4%
Cisco Systems Inc.	1,309	31,825
Intel Corp.	1,278	30,951
Microsoft Corp.	942	32,524
		95,300
TELECOMMUNICATION SERVICES - 6.7%
Vodafone Group Plc	9,551	27,369

Total Common Stocks (cost $398,984)		399,963

SHORT TERM INVESTMENTS - 5.9%
Securities Lending Collateral - 5.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	23,933	23,933

Total Short Term Investments (cost $23,933)		23,933

Total Investments - 104.1% (cost $422,917)		423,896
Other Assets and Liabilities, Net - (4.1%)		(16,654)
Total Net Assets - 100.0%		$407,242

JNL/Mellon Capital Nasdaq 25® Fund

Portfolio Composition:	Percentage of Total Investments
Information Technology	48.7%
Consumer Discretionary	28.2
Health Care	19.9
Materials	0.9
Short Term Investments	2.3
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 28.8%
Comcast Corp. - Class A	1,075	$45,010
Expedia Inc.	86	5,193
Fossil Group Inc. (c)	54	5,544
Liberty Global Plc - Class A (c)	156	11,559
Liberty Global Plc - Class C (c)	38	2,583
Liberty Interactive Corp. (c)	372	8,571
Mattel Inc.	251	11,350
O’Reilly Automotive Inc. (c)	83	9,378
Sirius XM Radio Inc. (d)	3,812	12,770
Viacom Inc. - Class B	334	22,699
		134,657
HEALTH CARE - 20.4%
Amgen Inc.	228	22,458
Celgene Corp. (c)	229	26,724
Gilead Sciences Inc. (c)	541	27,696
Life Technologies Corp. (c)	125	9,251
Mylan Inc. (c)	296	9,177
		95,306
INFORMATION TECHNOLOGY - 49.8%
Akamai Technologies Inc. (c)	126	5,358
Cisco Systems Inc.	2,043	49,672
Equinix Inc. (c)	35	6,424
Google Inc. - Class A (c)	57	49,801
Oracle Corp.	1,210	37,158
QUALCOMM Inc.	650	39,689
Seagate Technology	276	12,365
Western Digital Corp.	178	11,026
Yahoo! Inc. (c)	863	21,673
		233,166
MATERIALS - 0.9%
Rangold Resources Ltd. - ADR (d)	64	4,112

Total Common Stocks (cost $389,501)		467,241

SHORT TERM INVESTMENTS - 2.4%
Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	798	798

Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	10,211	10,211

Total Short Term Investments (cost $11,009)		11,009

Total Investments - 102.3% (cost $400,510)		478,250
Other Assets and Liabilities, Net - (2.3%)		(10,779)
Total Net Assets - 100.0%		$467,471

JNL/Mellon Capital Value Line® 30 Fund

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	26.0%
Information Technology	16.2
Industrials	13.0
Energy	10.4
Financials	10.1
Materials	9.6
Health Care	7.3
Short Term Investments	7.4
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 28.1%
Domino’s Pizza Inc.	145	$8,454
Dorman Products Inc.	174	7,917
Gildan Activewear Inc.	319	12,904
Lamar Advertising Co. - Class A (c)	203	8,801
Lumber Liquidators Holdings Inc. (c)	115	8,940
Mohawk Industries Inc. (c)	181	20,334
Pulte Homes Inc. (c)	1,013	19,215
Thor Industries Inc.	163	8,033
Time Warner Inc.	1,303	75,320
Urban Outfitters Inc. (c)	381	15,305
Williams-Sonoma Inc.	255	14,237
		199,460
ENERGY - 11.2%
Bristow Group Inc.	114	7,428
Cabot Oil & Gas Corp. - Class A	560	39,752
Magellan Midstream Partners LP	592	32,286
		79,466
FINANCIALS - 10.9%
Moody’s Corp.	593	36,124
Weyerhaeuser Co.	1,441	41,064
		77,188
HEALTH CARE - 7.9%
Regeneron Pharmaceuticals Inc. (c)	251	56,360

See accompanying Notes to Financial Statements.

	Shares	Value

INDUSTRIALS - 14.1%
Acuity Brands Inc.	110	8,278
AO Smith Corp.	202	7,337
Canadian Pacific Railway Ltd. (d)	460	55,851
Flowserve Corp.	393	21,211
Macquarie Infrastructure Co. LLC	132	7,037
		99,714
INFORMATION TECHNOLOGY - 17.5%
Cadence Design Systems Inc. (c)	722	10,459
Manhattan Associates Inc. (c)	102	7,848
Rackspace Hosting Inc. (c) (d)	356	13,484
Trimble Navigation Ltd. (c)	660	17,154
Visa Inc. - Class A	411	75,116
		124,061
MATERIALS - 10.3%
Eagle Materials Inc.	126	8,347
Louisiana-Pacific Corp. (c)	358	5,294
PPG Industries Inc.	407	59,614
		73,255

Total Common Stocks (cost $647,341)		709,504

SHORT TERM INVESTMENTS - 8.0%
Securities Lending Collateral - 8.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	56,847	56,847

Total Short Term Investments (cost $56,847)		56,847

Total Investments - 108.0% (cost $704,188)		766,351
Other Assets and Liabilities, Net - (8.0%)		(56,768)
Total Net Assets - 100.0%		$709,583

JNL/Mellon Capital DowSM Dividend Fund

Portfolio Composition:	Percentage of Total Investments
Utilities	29.3%
Financials	27.7
Industrials	15.8
Information Technology	5.0
Health Care	3.8
Consumer Staples	3.8
Energy	3.5
Telecommunication Services	3.0
Consumer Discretionary	3.0
Short Term Investments	5.1
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 3.1%
Garmin Ltd. (d)	402	$14,551

CONSUMER STAPLES - 4.0%
Mondelez International Inc. - Class A	644	18,383

ENERGY - 3.7%
ConocoPhillips	284	17,174

FINANCIALS - 29.2%
Allstate Corp.	410	19,726
BB&T Corp.	566	19,166
Cincinnati Financial Corp.	419	19,236
First Niagara Financial Group Inc.	2,077	20,911
Hudson City Bancorp Inc.	2,026	18,555
New York Community Bancorp Inc. (d)	1,257	17,601
People’s United Financial Inc.	1,362	20,294
		135,489
HEALTH CARE - 4.0%
Merck & Co. Inc.	402	18,684

INDUSTRIALS - 16.6%
Eaton Corp. Plc	303	19,925
General Electric Co.	785	18,195
Northrop Grumman Systems Corp.	244	20,176
Republic Services Inc. - Class A	559	18,988
		77,284
INFORMATION TECHNOLOGY - 5.2%
Seagate Technology	540	24,217

TELECOMMUNICATION SERVICES - 3.2%
CenturyLink Inc.	420	14,840

UTILITIES - 30.9%
FirstEnergy Corp.	393	14,684
Integrys Energy Group Inc.	315	18,458
NextEra Energy Inc.	238	19,393
NiSource Inc.	662	18,949
PG&E Corp.	410	18,743
Pinnacle West Capital Corp.	323	17,920
Public Service Enterprise Group Inc.	538	17,578
SCANA Corp.	361	17,718
		143,443

Total Common Stocks (cost $417,015)		464,065

SHORT TERM INVESTMENTS - 5.3%
Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	2,351	2,351

Securities Lending Collateral - 4.8%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	22,371	22,371

Total Short Term Investments (cost $24,722)		24,722

Total Investments - 105.2% (cost $441,737)		488,787
Other Assets and Liabilities, Net - (5.2%)		(23,948)
Total Net Assets - 100.0%		$464,839

JNL/Mellon Capital S&P® 24 Fund

Portfolio Composition:	Percentage of Total Investments
Information Technology	14.1%
Consumer Discretionary	13.0
Financials	12.9
Health Care	12.7
Energy	12.1
Industrials	12.1
Consumer Staples	11.8
Materials	10.9
Short Term Investments	0.4
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 13.0%
DIRECTV (c)	466	$28,743
Discovery Communications Inc. - Class A (c)	369	28,461
Scripps Networks Interactive Inc. - Class A	404	26,975
		84,179

See accompanying Notes to Financial Statements.

	Shares	Value

CONSUMER STAPLES - 11.8%
Brown-Forman Corp.	369	24,933
Estee Lauder Cos. Inc.	390	25,653
McCormick & Co. Inc.	368	25,858
		76,444
ENERGY - 12.2%
Exxon Mobil Corp.	269	24,342
Marathon Petroleum Corp.	372	26,433
Tesoro Corp.	532	27,838
		78,613
FINANCIALS - 12.9%
Berkshire Hathaway Inc. (c)	261	29,265
Discover Financial Services	607	28,919
Franklin Resources Inc.	186	25,236
		83,420
HEALTH CARE - 12.7%
Amgen Inc.	270	26,656
Becton Dickinson & Co.	300	29,620
CR Bard Inc.	239	25,961
		82,237
INDUSTRIALS - 12.1%
Cintas Corp.	571	25,996
Flowserve Corp.	477	25,769
Illinois Tool Works Inc. (d)	385	26,613
		78,378
INFORMATION TECHNOLOGY - 14.1%
MasterCard Inc. - Class A	48	27,360
Seagate Technology	769	34,474
Yahoo! Inc. (c)	1,174	29,471
		91,305
MATERIALS - 11.0%
CF Industries Holdings Inc.	115	19,683
FMC Corp.	399	24,357
Sherwin-Williams Co.	152	26,863
		70,903

Total Common Stocks (cost $560,794)		645,479

SHORT TERM INVESTMENTS - 0.4%
Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	1,120	1,120

Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	1,190	1,190

Total Short Term Investments (cost $2,310)		2,310

Total Investments - 100.2% (cost $563,104)		647,789
Other Assets and Liabilities, Net - (0.2%)		(1,199)
Total Net Assets - 100.0%		$646,590

JNL/Mellon Capital S&P® SMid 60 Fund

Portfolio Composition:	Percentage of Total Investments
Financials	24.4%
Consumer Discretionary	15.9
Industrials	15.2
Energy	13.7
Information Technology	13.1
Utilities	4.9
Materials	4.5
Health Care	3.7
Short Term Investments	4.6
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 16.6%
American Greetings Corp.	327	$5,957
Barnes & Noble Inc. (c) (d)	735	11,731
Corinthian Colleges Inc. (c) (d)	2,300	5,153
DeVry Inc.	471	14,612
Live Nation Inc. (c)	599	9,282
Office Depot Inc. (c) (d)	3,408	13,191
OfficeMax Inc. (d)	575	5,878
Pep Boys-Manny Moe & Jack (c)	567	6,570
Ruby Tuesday Inc. (c)	710	6,550
WMS Industries Inc. (c)	639	16,289
		95,213
ENERGY - 14.3%
Alpha Natural Resources Inc. (c)	1,145	6,001
Arch Coal Inc. (d)	1,508	5,700
Basic Energy Services Inc. (c) (d)	484	5,851
Cloud Peak Energy Inc. (c)	289	4,759
Exterran Holdings Inc. (c)	254	7,154
Patterson-UTI Energy Inc.	600	11,618
PDC Energy Inc. (c)	168	8,641
Superior Energy Services Inc. (c)	539	13,994
Tetra Technologies Inc. (c)	735	7,537
Unit Corp. (c)	247	10,533
		81,788
FINANCIALS - 25.5%
Aspen Insurance Holdings Ltd.	349	12,928
Cash America International Inc.	139	6,326
Columbia Banking System Inc.	311	7,402
East West Bancorp Inc.	520	14,305
Everest Re Group Ltd.	101	12,993
First American Financial Corp.	463	10,197
First Midwest Bancorp Inc.	441	6,053
Horace Mann Educators Corp.	279	6,812
Interactive Brokers Group Inc.	404	6,445
Investment Technology Group Inc. (c)	622	8,695
Parkway Properties Inc.	399	6,682
Protective Life Corp.	391	15,021
Stewart Information Services Corp. (d)	214	5,606
Synovus Financial Corp.	4,563	13,325
TCF Financial Corp.	920	13,049
		145,839
HEALTH CARE - 3.9%
Community Health Systems Inc.	363	17,041
PharMerica Corp. (c)	388	5,375
		22,416
INDUSTRIALS - 15.9%
AAR Corp.	296	6,498
AECOM Technology Corp. (c)	470	14,930
Arkansas Best Corp.	583	13,390
Consolidated Graphics Inc. (c)	160	7,506
General Cable Corp.	365	11,230
JetBlue Airways Corp. (c) (d)	1,942	12,235
Navigant Consulting Inc. (c)	500	5,998
SkyWest Inc.	443	6,001
URS Corp.	285	13,447
		91,235

See accompanying Notes to Financial Statements.

	Shares	Value

INFORMATION TECHNOLOGY - 13.7%
Arrow Electronics Inc. (c)	293	11,661
CACI International Inc. - Class A (c) (d)	101	6,436
Ingram Micro Inc. - Class A (c)	661	12,550
Insight Enterprises Inc. (c)	318	5,640
Lexmark International Inc.	482	14,735
TTM Technologies Inc. (c)	607	5,097
United Online Inc.	1,002	7,597
Vishay Intertechnology Inc. (c)	1,052	14,606
		78,322
MATERIALS - 4.7%
Cabot Corp.	280	10,481
Domtar Corp.	133	8,875
OM Group Inc. (c)	251	7,766
		27,122
UTILITIES - 5.2%
Black Hills Corp.	308	14,995
NV Energy Inc.	616	14,456
		29,451

Total Common Stocks (cost $499,247)		571,386

SHORT TERM INVESTMENTS - 4.8%
Investment Company - 0.6%
JNL Money Market Fund, 0.01% (a) (b)	3,189	3,189

Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	24,292	24,292

Total Short Term Investments (cost $27,481)		27,481

Total Investments - 104.6% (cost $526,728)		598,867
Other Assets and Liabilities, Net - (4.6%)		(26,246)
Total Net Assets - 100.0%		$572,621

JNL/Mellon Capital NYSE® International 25 Fund

Portfolio Composition:	Percentage of Total Investments
Financials	29.5%
Energy	19.3
Telecommunication Services	14.7
Consumer Discretionary	5.8
Materials	4.4
Information Technology	3.4
Short Term Investments	22.9
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 7.5%
Sony Corp. - ADR (d)	229	$4,855

ENERGY - 25.0%
Canadian Natural Resources Ltd.	89	2,512
China Petroleum & Chemical Corp. - ADR - Class H (d)	22	2,043
ENI SpA - ADR	52	2,143
Petroleo Brasileiro SA - Petrobras - ADR	132	1,769
Royal Dutch Shell Plc - ADR - Class B	36	2,399
Talisman Energy Inc.	227	2,589
YPF SA - ADR - Class D	176	2,604
		16,059
FINANCIALS - 38.1%
Banco Bilbao Vizcaya Argentaria SA - ADR (d)	277	2,332
Banco Santander SA - ADR (d)	331	2,143
Barclays Plc - ADR	148	2,537
HSBC Holdings Plc - ADR	48	2,510
Lloyds Banking Group Plc - ADR (c) (d)	802	3,079
Manulife Financial Corp.	189	3,025
Mitsubishi UFJ Financial Group Inc. - ADR (d)	473	2,940
Sumitomo Mitsui Financial Group Inc. - ADR (d)	350	3,224
UBS AG	163	2,763
		24,553
INFORMATION TECHNOLOGY - 4.4%
Hitachi Ltd. - ADR (d)	44	2,812

MATERIALS - 5.7%
ArcelorMittal - NYS (d)	147	1,645
POSCO Inc. - ADR (d)	31	2,033
		3,678
TELECOMMUNICATION SERVICES - 19.0%
China Unicom Ltd. - ADR (d)	158	2,070
France Telecom SA - ADR (d)	232	2,195
Nippon Telegraph & Telephone Corp. - ADR	122	3,174
NTT DoCoMo Inc. - ADR (d)	178	2,787
Telecom Italia SpA - ADR (d)	284	1,971
		12,197

Total Common Stocks (cost $66,701)		64,154

SHORT TERM INVESTMENTS - 29.6%
Securities Lending Collateral - 29.6%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	19,083	19,083

Total Short Term Investments (cost $19,083)		19,083

Total Investments - 129.3% (cost $85,784)		83,237
Other Assets and Liabilities, Net - (29.3%)		(18,873)
Total Net Assets - 100.0%		$64,364

JNL/Mellon Capital 25 Fund

Portfolio Composition:	Percentage of Total Investments
Consumer Staples	22.1%
Consumer Discretionary	19.7
Industrials	18.4
Materials	15.9
Information Technology	8.1
Energy	7.5
Short Term Investments	8.3
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 21.3%
Autoliv Inc.	482	$37,304
Carnival Corp.	965	33,079
Ford Motor Co.	2,544	39,350
Kohl’s Corp.	678	34,235
Tupperware Brands Corp.	405	31,442
		175,410

See accompanying Notes to Financial Statements.

	Shares	Value

CONSUMER STAPLES - 24.0%
Clorox Co.	373	30,980
Dr. Pepper Snapple Group Inc.	694	31,876
General Mills Inc.	668	32,436
Herbalife Ltd. (d)	848	38,264
Kimberly-Clark Corp.	326	31,644
Sysco Corp.	948	32,398
		197,598
ENERGY - 8.1%
Cenovus Energy Inc.	1,099	31,343
Occidental Petroleum Corp.	401	35,800
		67,143
INDUSTRIALS - 19.9%
Emerson Electric Co.	579	31,558
General Dynamics Corp.	471	36,860
Iron Mountain Inc.	894	23,780
Northrop Grumman Systems Corp.	454	37,573
Republic Services Inc.	1,001	33,963
		163,734
INFORMATION TECHNOLOGY - 8.8%
Broadridge Financial Solutions Inc.	1,385	36,811
Harris Corp.	727	35,828
		72,639
MATERIALS - 17.2%
Air Products & Chemicals Inc.	380	34,795
Barrick Gold Corp.	1,237	19,474
Cliffs Natural Resources Inc. (d)	1,733	28,155
RPM International Inc.	1,073	34,264
Teck Resources Ltd. - Class B	1,184	25,295
		141,983

Total Common Stocks (cost $806,609)		818,507

SHORT TERM INVESTMENTS - 9.0%
Investment Company - 0.8%
JNL Money Market Fund, 0.01% (a) (b)	6,146	6,146

Securities Lending Collateral - 8.2%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	67,820	67,820

Total Short Term Investments (cost $73,966)		73,966

Total Investments - 108.3% (cost $880,575)		892,473
Other Assets and Liabilities, Net - (8.3%)		(68,178)
Total Net Assets - 100.0%		$824,295

JNL/Mellon Capital Select Small-Cap Fund * (f)

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	18.2%
Industrials	16.7
Information Technology	14.9
Financials	11.8
Health Care	11.3
Materials	8.7
Consumer Staples	3.5
Energy	3.1
Utilities	1.9
Telecommunication Services	0.4
Short Term Investments	9.5
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 20.1%
Belo Corp. - Class A	186	$2,596
Cooper Tire & Rubber Co.	123	4,087
Cracker Barrel Old Country Store Inc.	46	4,389
Dorman Products Inc.	71	3,246
Grand Canyon Education Inc. (c)	89	2,853
Iconix Brand Group Inc. (c)	126	3,720
Marriott Vacations Worldwide Corp. (c)	69	2,966
MDC Holdings Inc.	95	3,087
Meritage Homes Corp. (c)	70	3,019
Papa John’s International Inc. (c)	43	2,837
Shutterfly Inc. (c)	71	3,945
SodaStream International Ltd. (d)	40	2,890
Vail Resorts Inc.	70	4,311
Other Securities		9,041
		52,987
CONSUMER STAPLES - 3.8%
Boston Beer Co. Inc. (c) (d)	17	2,914
J&J Snack Foods Corp.	37	2,851
Prestige Brands Holdings Inc. (c)	99	2,875
Other Securities		1,447
		10,087
ENERGY - 3.4%
Bonanza Creek Energy Inc.	78	2,777
SemGroup Corp. - Class A	82	4,395
Other Securities		1,802
		8,974
FINANCIALS - 13.0%
AmTrust Financial Services Inc. (d)	131	4,691
Financial Engines Inc. (d)	95	4,335
First Financial Bankshares Inc. (d)	61	3,422
National Health Investors Inc.	54	3,253
Potlatch Corp.	79	3,193
Western Alliance Bancorp (c)	169	2,682
Other Securities		12,578
		34,154
HEALTH CARE - 12.4%
ICON Plc (c)	118	4,168
Medicines Co. (c)	105	3,228
MWI Veterinary Supply Inc. (c)	25	3,074
PAREXEL International Corp. (c)	114	5,215
Vanguard Health Systems Inc. (c)	151	3,135
West Pharmaceutical Services Inc.	68	4,747
Other Securities		9,232
		32,799
INDUSTRIALS - 18.4%
AerCap Holdings NV (c)	221	3,862
Allegiant Travel Co.	38	3,999
Beacon Roofing Supply Inc. (c)	95	3,581
Corporate Executive Board Co.	65	4,117
JetBlue Airways Corp. (c)	549	3,459
MasTec Inc. (c)	150	4,919
Proto Labs Inc. (c)	49	3,176
UniFirst Corp.	29	2,690
Other Securities		18,621
		48,424
INFORMATION TECHNOLOGY - 16.4%
Acxiom Corp. (c)	144	3,265
Arris Group Inc. (c)	223	3,204

See accompanying Notes to Financial Statements.

	Shares	Value

Electronics for Imaging Inc. (c)	90	2,539
Ixia (c)	147	2,706
j2 Global Inc. (d)	89	3,803
Manhattan Associates Inc. (c)	38	2,928
OpenTable Inc. (c)	45	2,861
Tyler Technologies Inc. (c)	61	4,212
ValueClick Inc. (c)	148	3,663
Veeco Instruments Inc. (c) (d)	76	2,703
Zillow Inc. - Class A (c) (d)	52	2,901
Other Securities		8,458
		43,243
MATERIALS - 9.7%
Balchem Corp.	58	2,579
KapStone Paper and Packaging Corp.	93	3,724
PolyOne Corp.	195	4,826
Worthington Industries Inc.	138	4,364
Other Securities		9,945
		25,438
TELECOMMUNICATION SERVICES - 0.4%
Other Securities		1,133

UTILITIES - 2.1%
UNS Energy Corp.	81	3,617
Other Securities		2,013
		5,630

Total Common Stocks (cost $242,535)		262,869

SHORT TERM INVESTMENTS - 10.5%
Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	337	337

Securities Lending Collateral - 10.4%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	27,303	27,303

Total Short Term Investments (cost $27,640)		27,640

Total Investments - 110.2% (cost $270,175)		290,509
Other Assets and Liabilities, Net - (10.2%)		(26,861)
Total Net Assets - 100.0%		$263,648

JNL/Mellon Capital JNL 5 Fund * (f)

Portfolio Composition:	Percentage of Total Investments
Industrials	15.4%
Information Technology	13.3
Financials	12.8
Consumer Discretionary	12.6
Materials	12.5
Health Care	9.5
Telecommunication Services	8.6
Consumer Staples	6.0
Energy	5.6
Utilities	0.1
Short Term Investments	3.6
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 13.0%
Cinemark Holdings Inc.	889	$24,830
Comcast Corp. - Class A	1,541	64,529
Gap Inc.	1,856	77,447
Genuine Parts Co.	363	28,331
Guess? Inc. (d)	938	29,096
McDonald’s Corp.	653	64,643
Other Securities		137,462
		426,338
CONSUMER STAPLES - 6.2%
Campbell Soup Co. (d)	662	29,660
ConAgra Foods Inc.	780	27,239
Dr. Pepper Snapple Group Inc.	521	23,911
General Mills Inc.	571	27,708
Kellogg Co.	412	26,457
PepsiCo Inc.	338	27,613
Tesco Plc	7,025	35,376
Other Securities		4,757
		202,721
ENERGY - 5.8%
China Petroleum & Chemical Corp.	44,018	30,803
Marathon Petroleum Corp.	914	64,969
Targa Resources Corp.	437	28,091
Valero Energy Corp.	1,688	58,691
Other Securities		7,100
		189,654
FINANCIALS - 13.2%
Bank of America Corp.	4,965	63,853
Bank of China Ltd. - Class H	86,310	35,358
China Construction Bank Corp. - Class H	47,847	33,623
Industrial & Commercial Bank of China - Class H (d)	54,289	34,025
Man Group Plc	28,523	36,030
RSA Insurance Group Plc	18,851	34,200
SunTrust Banks Inc.	2,032	64,139
Other Securities		131,155
		432,383
HEALTH CARE - 9.8%
Johnson & Johnson	822	70,618
Merck & Co. Inc.	1,407	65,352
Pfizer Inc.	3,829	107,256
Other Securities		77,354
		320,580
INDUSTRIALS - 15.9%
Avery Dennison Corp.	662	28,291
BAE Systems Plc	7,008	40,811
Citic Pacific Ltd. (d)	25,820	27,533
Covanta Holding Corp.	1,249	25,000
General Electric Co.	4,575	106,101
Northrop Grumman Systems Corp.	340	28,191
Raytheon Co.	400	26,428
Republic Services Inc. - Class A	788	26,731
Watsco Inc.	308	25,827
Other Securities		184,467
		519,380
INFORMATION TECHNOLOGY - 13.8%
Broadridge Financial Solutions Inc.	1,010	26,836
Hewlett-Packard Co.	6,741	167,170
Intel Corp.	4,655	112,751
Other Securities		144,169
		450,926
MATERIALS - 12.9%
Air Products & Chemicals Inc.	274	25,072
E.I. du Pont de Nemours & Co.	1,281	67,246
LyondellBasell Industries NV - Class A	1,010	66,917
MeadWestvaco Corp.	722	24,620
PPG Industries Inc.	426	62,304

See accompanying Notes to Financial Statements.

	Shares	Value

RPM International Inc.	785	25,077
Sherwin-Williams Co.	374	66,129
Other Securities		83,656
		421,021
TELECOMMUNICATION SERVICES - 8.8%
AT&T Inc.	2,849	100,844
Sprint Nextel Corp. (c)	10,159	71,319
Verizon Communications Inc.	1,331	67,011
Vodafone Group Plc	15,286	43,806
Other Securities		6,336
		289,316
UTILITIES - 0.1%
Other Securities		4,889

Total Common Stocks (cost $2,809,474)		3,257,208

SHORT TERM INVESTMENTS - 3.7%
Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	2,979	2,979

Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	119,862	119,862

Total Short Term Investments (cost $122,841)		122,841

Total Investments - 103.2% (cost $2,932,315)		3,380,049
Other Assets and Liabilities, Net - (3.2%)		(106,260)
Total Net Assets - 100.0%		$3,273,789

JNL/Mellon Capital JNL Optimized 5 Fund * (f)

Portfolio Composition:	Percentage of Total Investments
Information Technology	19.9%
Consumer Discretionary	15.0
Health Care	12.3
Industrials	9.7
Financials	9.4
Energy	8.1
Telecommunication Services	6.9
Utilities	6.2
Materials	4.9
Consumer Staples	3.8
Short Term Investments	3.8
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 15.5%
Comcast Corp. - Class A	232	$9,733
Mohawk Industries Inc. (c)	26	2,872
Time Warner Inc.	181	10,489
Viacom Inc. - Class B	56	3,784
Other Securities		32,046
		58,924
CONSUMER STAPLES - 3.9%
Tesco Plc	595	2,995
Other Securities		11,793
		14,788
ENERGY - 8.4%
BP Plc	605	4,201
Cabot Oil & Gas Corp. - Class A	78	5,530
ENI SpA	172	3,536
Magellan Midstream Partners LP	84	4,553
Repsol SA	207	4,364
Total SA (d)	81	3,969
Other Securities		5,666
		31,819
FINANCIALS - 9.7%
Banco Bilbao Vizcaya Argentaria SA	464	3,896
Banco Santander SA	548	3,506
Bank of China Ltd. - Class H	7,338	3,006
Man Group Plc	2,417	3,053
Moody’s Corp.	83	5,030
Weyerhaeuser Co.	200	5,698
Zurich Financial Services AG	16	4,074
Other Securities		8,552
		36,815
HEALTH CARE - 12.8%
Amgen Inc.	95	9,338
AstraZeneca Plc	88	4,179
Celgene Corp. (c)	52	6,090
Gilead Sciences Inc. (c)	187	9,564
GlaxoSmithKline Plc	193	4,816
Pfizer Inc.	129	3,619
Regeneron Pharmaceuticals Inc. (c)	35	7,832
Other Securities		3,117
		48,555
INDUSTRIALS - 10.0%
BAE Systems Plc	592	3,446
Canadian Pacific Railway Ltd. (d)	64	7,798
Flowserve Corp.	55	2,995
General Electric Co.	154	3,570
Other Securities		20,375
		38,184
INFORMATION TECHNOLOGY - 20.5%
Cisco Systems Inc.	442	10,735
Google Inc. - Class A (c)	12	10,782
Hewlett-Packard Co.	227	5,631
Intel Corp.	158	3,818
Oracle Corp.	260	7,996
QUALCOMM Inc.	140	8,543
Visa Inc. - Class A	57	10,461
Yahoo! Inc. (c)	146	3,673
Other Securities		16,528
		78,167
MATERIALS - 5.1%
PPG Industries Inc.	57	8,288
Other Securities		11,186
		19,474
TELECOMMUNICATION SERVICES - 7.2%
AT&T Inc.	96	3,401
Deutsche Telekom AG	369	4,297
France Telecom SA	379	3,589
TeliaSonera AB	617	4,021
Vivendi SA	186	3,533
Vodafone Group Plc	2,948	8,449
		27,290
UTILITIES - 6.4%
E.ON SE	225	3,686
Electricite de France SA	227	5,265
GDF Suez	204	3,992
National Grid Plc	365	4,135
RWE AG	101	3,224

See accompanying Notes to Financial Statements.

	Shares	Value

Scottish & Southern Energy Plc	181	4,199
		24,501
Total Common Stocks (cost $359,245)		378,517

RIGHTS - 0.0%
Repsol SA (c) (d)	207	115

Total Rights (cost $122)		115

SHORT TERM INVESTMENTS - 4.0%
Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	495	495

Securities Lending Collateral - 3.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	14,580	14,580

Total Short Term Investments (cost $15,075)		15,075

Total Investments - 103.5% (cost $374,442)		393,707
Other Assets and Liabilities, Net - (3.5%)		(13,247)
Total Net Assets - 100.0%		$380,460

JNL/Mellon Capital VIP Fund * (f)

Portfolio Composition:	Percentage of Total Investments
Information Technology	16.9%
Consumer Discretionary	14.7
Financials	13.8
Health Care	12.1
Industrials	10.5
Utilities	9.3
Energy	7.4
Materials	4.6
Telecommunication Services	4.1
Consumer Staples	2.7
Short Term Investments	3.9
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 15.2%
Comcast Corp. - Class A	100	$4,178
DIRECTV (c)	31	1,923
Discovery Communications Inc. - Class A (c)	25	1,898
Scripps Networks Interactive Inc. - Class A	27	1,788
Time Warner Inc.	78	4,519
Other Securities		23,995
		38,301
CONSUMER STAPLES - 2.8%
Other Securities		7,054

ENERGY - 7.7%
BP Plc	272	1,888
Cabot Oil & Gas Corp. - Class A	33	2,362
Magellan Midstream Partners LP	36	1,959
Marathon Petroleum Corp.	25	1,766
Repsol SA	93	1,957
Tesoro Corp.	35	1,855
Total SA (d)	36	1,768
Other Securities		5,708
		19,263
FINANCIALS - 14.4%
Allstate Corp.	37	1,794
Berkshire Hathaway Inc. (c)	17	1,948
Cincinnati Financial Corp.	38	1,756
Discover Financial Services	41	1,935
First Niagara Financial Group Inc.	189	1,908
Moody’s Corp.	36	2,171
People’s United Financial Inc.	123	1,835
Weyerhaeuser Co.	86	2,440
Zurich Financial Services AG	7	1,831
Other Securities		18,531
		36,149
HEALTH CARE - 12.6%
Amgen Inc.	59	5,808
AstraZeneca Plc	40	1,874
Becton Dickinson & Co.	20	1,974
Celgene Corp. (c)	22	2,615
Gilead Sciences Inc. (c)	80	4,120
GlaxoSmithKline Plc	87	2,165
Regeneron Pharmaceuticals Inc. (c)	15	3,372
Other Securities		9,735
		31,663
INDUSTRIALS - 10.9%
Canadian Pacific Railway Ltd. (d)	28	3,341
Eaton Corp. Plc	27	1,808
Flowserve Corp.	56	3,002
Illinois Tool Works Inc.	26	1,764
Northrop Grumman Systems Corp.	22	1,825
Other Securities		15,675
		27,415
INFORMATION TECHNOLOGY - 17.6%
Cisco Systems Inc.	190	4,626
Google Inc. - Class A (c)	5	4,653
MasterCard Inc. - Class A	3	1,830
Oracle Corp.	112	3,444
QUALCOMM Inc.	60	3,679
Seagate Technology	120	5,391
Visa Inc. - Class A	25	4,507
Yahoo! Inc. (c)	141	3,540
Other Securities		12,626
		44,296
MATERIALS - 4.8%
PPG Industries Inc.	24	3,570
Sherwin-Williams Co.	10	1,792
Other Securities		6,752
		12,114
TELECOMMUNICATION SERVICES - 4.3%
Deutsche Telekom AG	166	1,931
TeliaSonera AB	277	1,802
Vodafone Group Plc	749	2,146
Other Securities		4,932
		10,811
UTILITIES - 9.6%
Electricite de France SA	101	2,342
GDF Suez	91	1,789
National Grid Plc	163	1,847
Scottish & Southern Energy Plc	81	1,887
Other Securities		16,378
		24,243

Total Common Stocks (cost $225,413)		251,309

See accompanying Notes to Financial Statements.

	Shares	Value

RIGHTS - 0.0%
Repsol SA (c) (d)	93	52

Total Rights (cost $55)		52

SHORT TERM INVESTMENTS - 4.1%
Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	41	41

Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	10,178	10,178

Total Short Term Investments (cost $10,219)		10,219

Total Investments - 104.0% (cost $235,687)		261,580
Other Assets and Liabilities, Net - (4.0%)		(10,130)
Total Net Assets - 100.0%		$251,450

JNL/Mellon Capital Communications Sector Fund

Portfolio Composition:	Percentage of Total Investments
Telecommunication Services	89.4%
Short Term Investments	10.6
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.6%
TELECOMMUNICATION SERVICES - 99.6%
AT&T Inc.	827	$29,272
CenturyLink Inc.	160	5,648
Crown Castle International Corp. (c)	78	5,618
Frontier Communications Corp. (d)	1,310	5,304
Level 3 Communications Inc. (c)	249	5,248
NII Holdings Inc. - Class B (c) (d)	367	2,449
SBA Communications Corp. (c)	70	5,159
Sprint Nextel Corp. (c)	800	5,617
T-Mobile US Inc.	221	5,488
Telephone & Data Systems Inc.	218	5,370
tw telecom inc. (c)	181	5,085
Verizon Communications Inc.	602	30,298
Windstream Corp. (d)	635	4,894

Total Common Stocks (cost $100,737)		115,450

SHORT TERM INVESTMENTS - 11.9%
Investment Company - 0.3%
JNL Money Market Fund, 0.01% (a) (b)	338	338

Securities Lending Collateral - 11.6%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	13,372	13,372

Total Short Term Investments (cost $13,710)		13,710

Total Investments - 111.5% (cost $114,447)		129,160
Other Assets and Liabilities, Net - (11.5%)		(13,289)
Total Net Assets - 100.0%		$115,871

JNL/Mellon Capital Consumer Brands Sector Fund * (f)

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	73.2%
Consumer Staples	15.1
Industrials	3.5
Information Technology	3.1
Health Care	2.7
Short Term Investments	2.4
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 74.9%
Amazon.com Inc. (c)	56	$15,507
AutoZone Inc. (c)	6	2,345
Bed Bath & Beyond Inc. (c)	33	2,361
Carmax Inc. (c)	34	1,576
Carnival Corp.	68	2,319
CBS Corp. - Class B	88	4,282
Chipotle Mexican Grill Inc. - Class A (c)	5	1,735
Comcast Corp. - Class A	404	16,910
DIRECTV (c)	86	5,283
Discovery Communications Inc. - Class A (c)	37	2,880
Dollar General Corp. (c)	46	2,336
Dollar Tree Inc. (c)	34	1,731
Gap Inc.	44	1,841
Home Depot Inc.	224	17,351
L Brands Inc.	37	1,822
Las Vegas Sands Corp.	54	2,862
Liberty Global Plc - Class A (c)	54	4,026
Liberty Interactive Corp. (c)	77	1,763
Liberty Media Corp. - Class A (c)	17	2,163
Liberty Ventures - Class A (c)	6	477
Lowe’s Cos. Inc.	165	6,730
Macy’s Inc.	58	2,807
McDonald’s Corp.	154	15,219
Netflix Inc. (c)	9	1,825
News Corp. - Class A	305	9,953
O’Reilly Automotive Inc. (c)	17	1,915
Omnicom Group Inc.	40	2,500
Priceline.com Inc. (c)	8	6,547
Ross Stores Inc.	34	2,192
Sirius XM Radio Inc. (d)	476	1,593
Staples Inc.	101	1,601
Starbucks Corp.	115	7,523
Starwood Hotels & Resorts Worldwide Inc.	30	1,893
Target Corp.	98	6,780
Time Warner Cable Inc.	45	5,024
Time Warner Inc.	143	8,268
TJX Cos. Inc.	110	5,530
Viacom Inc. - Class B	68	4,661
Walt Disney Co.	276	17,437
Yum! Brands Inc.	69	4,789
Other Securities		54,925
		261,282
CONSUMER STAPLES - 15.4%
Costco Wholesale Corp.	67	7,408
CVS Caremark Corp.	188	10,737
Kroger Co.	79	2,738
Sysco Corp.	90	3,091
Wal-Mart Stores Inc.	251	18,711
Walgreen Co.	132	5,849
Whole Foods Market Inc.	53	2,706

See accompanying Notes to Financial Statements.

	Shares	Value

Other Securities		2,588
		53,828
HEALTH CARE - 2.8%
AmerisourceBergen Corp.	36	1,984
Cardinal Health Inc.	52	2,458
McKesson Corp.	35	3,959
Other Securities		1,313
		9,714
INDUSTRIALS - 3.6%
Delta Air Lines Inc. (c)	129	2,412
United Continental Holdings Inc. (c)	51	1,610
Other Securities		8,441
		12,463
INFORMATION TECHNOLOGY - 3.1%
eBay Inc. (c)	179	9,266
Other Securities		1,643
		10,909

Total Common Stocks (cost $283,584)		348,196

SHORT TERM INVESTMENTS - 2.4%
Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	1,857	1,857

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	6,644	6,644

Total Short Term Investments (cost $8,501)		8,501

Total Investments - 102.2% (cost $292,085)		356,697
Other Assets and Liabilities, Net - (2.2%)		(7,836)
Total Net Assets - 100.0%		$348,861

JNL/Mellon Capital Financial Sector Fund * (f)

Portfolio Composition:	Percentage of Total Investments
Financials	91.4%
Information Technology	5.1
Consumer Discretionary	0.5
Industrials	0.4
Short Term Investments	2.6
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 0.5%
McGraw-Hill Cos. Inc.	31	$1,660

FINANCIALS - 93.4%
ACE Ltd.	39	3,482
AFLAC Inc.	53	3,100
Allstate Corp.	53	2,564
American Express Co.	109	8,160
American International Group Inc. (c)	169	7,536
American Tower Corp. REIT	45	3,310
Ameriprise Financial Inc.	23	1,855
Aon Plc - Class A	35	2,262
AvalonBay Communities Inc.	14	1,867
Bank of America Corp.	1,230	15,822
Bank of New York Mellon Corp. (a)	133	3,722
BB&T Corp.	80	2,702
Berkshire Hathaway Inc. - Class B (c)	208	23,298
BlackRock Inc.	14	3,666
Boston Properties Inc.	17	1,818
Capital One Financial Corp.	67	4,194
Charles Schwab Corp.	126	2,675
Chubb Corp.	29	2,494
Citigroup Inc.	347	16,659
CME Group Inc.	35	2,653
Discover Financial Services	56	2,656
Equity Residential	36	2,113
Fifth Third Bancorp	100	1,810
Franklin Resources Inc.	16	2,134
Goldman Sachs Group Inc.	49	7,444
Hartford Financial Services Group Inc.	52	1,605
HCP Inc.	52	2,365
Health Care REIT Inc.	32	2,169
Invesco Ltd.	51	1,610
JPMorgan Chase & Co.	431	22,768
Marsh & McLennan Cos. Inc.	63	2,498
MetLife Inc.	125	5,724
Morgan Stanley	157	3,832
PNC Financial Services Group Inc.	61	4,412
Progressive Corp.	64	1,616
ProLogis Inc.	57	2,138
Prudential Financial Inc.	53	3,891
Public Storage	16	2,516
Simon Property Group Inc.	36	5,608
State Street Corp.	52	3,401
SunTrust Banks Inc.	61	1,934
T. Rowe Price Group Inc.	29	2,152
Travelers Cos. Inc.	43	3,440
U.S. Bancorp	211	7,636
Ventas Inc.	34	2,332
Vornado Realty Trust	19	1,605
Wells Fargo & Co.	562	23,196
Weyerhaeuser Co.	66	1,869
Other Securities		94,913
		335,226
INDUSTRIALS - 0.4%
Other Securities		1,515

INFORMATION TECHNOLOGY - 5.1%
MasterCard Inc. - Class A	12	6,860
Visa Inc. - Class A	58	10,574
Other Securities		1,096
		18,530

Total Common Stocks (cost $292,415)		356,931

SHORT TERM INVESTMENTS - 2.7%
Investment Company - 1.2%
JNL Money Market Fund, 0.01% (a) (b)	4,366	4,366

Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	5,301	5,301

Total Short Term Investments (cost $9,667)		9,667

Total Investments - 102.1% (cost $302,082)		366,598
Other Assets and Liabilities, Net - (2.1%)		(7,559)
Total Net Assets - 100.0%		$359,039

See accompanying Notes to Financial Statements.

JNL/Mellon Capital Healthcare Sector Fund * (f)

Portfolio Composition:	Percentage of Total Investments
Health Care	97.8%
Industrials	0.1
Short Term Investments	2.1
Total Investments	100.0%

	Shares	Value

COMMON STOCKS - 99.6%
HEALTH CARE - 99.5%
Abbott Laboratories	564	$19,678
AbbVie Inc.	573	23,688
Actavis Inc. (c)	46	5,778
Aetna Inc.	137	8,695
Alexion Pharmaceuticals Inc. (c)	71	6,533
Allergan Inc.	107	9,031
Amgen Inc.	271	26,768
Baxter International Inc.	196	13,595
Becton Dickinson & Co.	70	6,942
Biogen Idec Inc. (c)	86	18,490
BioMarin Pharmaceutical Inc. (c)	51	2,831
Boston Scientific Corp. (c)	487	4,511
Bristol-Myers Squibb Co.	594	26,555
CareFusion Corp. (c)	81	2,967
Celgene Corp. (c)	151	17,651
CIGNA Corp.	104	7,503
Covidien Plc	170	10,713
CR Bard Inc.	27	2,909
DaVita HealthCare Partners Inc. (c)	30	3,658
Edwards Lifesciences Corp. (c)	41	2,758
Eli Lilly & Co.	359	17,626
Express Scripts Holding Co. (c)	295	18,227
Forest Laboratories Inc. (c)	84	3,450
Gilead Sciences Inc. (c)	552	28,258
HCA Holdings Inc.	89	3,200
Henry Schein Inc. (c)	31	3,013
Humana Inc.	57	4,789
Illumina Inc. (c) (d)	45	3,357
Intuitive Surgical Inc. (c)	15	7,361
Johnson & Johnson	1,015	87,183
Laboratory Corp. of America Holdings (c)	34	3,368
Life Technologies Corp. (c)	62	4,556
Medtronic Inc.	366	18,840
Merck & Co. Inc.	1,092	50,716
Mylan Inc. (c)	138	4,275
Onyx Pharmaceuticals Inc. (c) (e)	26	3,216
Perrigo Co.	32	3,861
Pfizer Inc.	2,295	64,288
Pfizer Inc.	117	3,289
Quest Diagnostics Inc.	57	3,465
Regeneron Pharmaceuticals Inc. (c)	28	6,186
St. Jude Medical Inc.	101	4,618
Stryker Corp.	104	6,734
Thermo Fisher Scientific Inc.	129	10,944
UnitedHealth Group Inc.	369	24,165
Vertex Pharmaceuticals Inc. (c)	80	6,376
Waters Corp. (c)	31	3,108
WellPoint Inc.	109	8,912
Zimmer Holdings Inc.	61	4,538
Zoetis Inc. - Class A	180	5,570
Other Securities		68,749
		707,492
INDUSTRIALS - 0.1%
Other Securities		631

Total Common Stocks (cost $564,984)		708,123

SHORT TERM INVESTMENTS - 2.1%
Investment Company - 0.7%
JNL Money Market Fund, 0.01% (a) (b)	4,940	4,940

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	9,979	9,979

Total Short Term Investments (cost $14,919)		14,919

Total Investments - 101.7% (cost $579,903)		723,042
Other Assets and Liabilities, Net - (1.7%)		(12,059)
Total Net Assets - 100.0%		$710,983

JNL/Mellon Capital Oil & Gas Sector Fund * (f)

Portfolio Composition:	Percentage of Total Investments
Energy	97.8%
Utilities	0.4
Information Technology	0.2
Industrials	0.2
Short Term Investments	1.4
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.8%
ENERGY - 99.0%
Anadarko Petroleum Corp.	300	$25,772
Apache Corp.	235	19,673
Baker Hughes Inc.	264	12,196
Cabot Oil & Gas Corp. - Class A	126	8,971
Cameron International Corp. (c)	149	9,099
Cheniere Energy Inc. (c)	147	4,075
Chesapeake Energy Corp.	314	6,393
Chevron Corp.	1,138	134,666
Cimarex Energy Co.	52	3,392
Cobalt International Energy Inc. (c)	170	4,509
Concho Resources Inc. (c)	63	5,296
ConocoPhillips	700	42,372
Continental Resources Inc. (c) (d)	35	3,000
Core Laboratories NV (d)	28	4,236
Denbury Resources Inc. (c)	227	3,936
Devon Energy Corp.	226	11,715
Diamond Offshore Drilling Inc.	43	2,942
Dresser-Rand Group Inc. (c)	47	2,805
Ensco Plc - Class A	140	8,114
EOG Resources Inc.	163	21,450
EQT Corp.	91	7,193
Exxon Mobil Corp.	2,637	238,262
FMC Technologies Inc. (c)	143	7,957
Halliburton Co.	558	23,267
Helmerich & Payne Inc.	65	4,041
Hess Corp.	178	11,821
HollyFrontier Corp.	123	5,259
Kinder Morgan Inc.	378	14,434
Marathon Oil Corp.	423	14,620
Marathon Petroleum Corp.	196	13,905
Murphy Oil Corp.	109	6,644
National Oilwell Varco Inc.	255	17,603
Noble Corp.	153	5,734
Noble Energy Inc.	215	12,900
Occidental Petroleum Corp.	481	42,889

See accompanying Notes to Financial Statements.

	Shares	Value

Oceaneering International Inc.	66	4,738
Oil States International Inc. (c)	34	3,116
Phillips 66	354	20,836
Pioneer Natural Resources Co.	82	11,849
QEP Resources Inc.	108	3,009
Range Resources Corp.	98	7,578
Schlumberger Ltd.	769	55,128
Southwestern Energy Co. (c)	211	7,708
Tesoro Corp.	83	4,357
Transocean Ltd.	215	10,322
Valero Energy Corp.	331	11,498
Weatherford International Ltd. (c)	461	6,322
Whiting Petroleum Corp. (c)	71	3,282
Williams Cos. Inc.	405	13,159
Other Securities		49,698
		973,741
INDUSTRIALS - 0.2%
Other Securities		1,778

INFORMATION TECHNOLOGY - 0.2%
Other Securities		1,864

UTILITIES - 0.4%
OGE Energy Corp.	60	4,103

Total Common Stocks (cost $839,665)		981,486

SHORT TERM INVESTMENTS - 1.5%
Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	1,837	1,837

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	12,115	12,115

Total Short Term Investments (cost $13,952)		13,952

Total Investments - 101.3% (cost $853,617)		995,438
Other Assets and Liabilities, Net - (1.3%)		(12,295)
Total Net Assets - 100.0%		$983,143

JNL/Mellon Capital Technology Sector Fund * (f)

Portfolio Composition:	Percentage of Total Investments
Information Technology	96.8%
Health Care	0.8
Consumer Discretionary	0.2
Industrials	0.1
Short Term Investments	2.1
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 0.2%
Other Securities		$775

HEALTH CARE - 0.8%
Cerner Corp. (c)	28	2,696
Other Securities		1,059
		3,755
INDUSTRIALS - 0.1%
Other Securities		565

INFORMATION TECHNOLOGY - 98.8%
Adobe Systems Inc. (c)	96	4,385
Akamai Technologies Inc. (c)	34	1,465
Altera Corp.	61	2,028
Analog Devices Inc.	59	2,671
Ansys Inc. (c)	18	1,323
Apple Inc.	179	70,830
Applied Materials Inc.	229	3,416
Autodesk Inc. (c)	44	1,478
Avago Technologies Ltd.	42	1,568
Broadcom Corp. - Class A	101	3,406
CA Inc.	64	1,834
Cisco Systems Inc.	945	22,979
Citrix Systems Inc. (c)	36	2,160
Cognizant Technology Solutions Corp. - Class A (c)	58	3,615
Corning Inc.	282	4,006
Cree Inc. (c)	23	1,438
Dell Inc.	280	3,744
EMC Corp. (c)	401	9,475
Equinix Inc. (c)	9	1,736
Facebook Inc. - Class A (c)	107	2,660
Google Inc. - Class A (c)	51	45,062
Hewlett-Packard Co.	372	9,233
Intel Corp.	936	22,676
International Business Machines Corp.	198	37,927
Intuit Inc.	53	3,256
Juniper Networks Inc. (c)	99	1,915
KLA-Tencor Corp.	32	1,782
Lam Research Corp. (c)	31	1,390
Linear Technology Corp.	45	1,651
Maxim Integrated Products Inc.	56	1,567
Microchip Technology Inc. (d)	38	1,424
Micron Technology Inc. (c)	198	2,839
Microsoft Corp.	1,432	49,443
Motorola Solutions Inc.	53	3,052
NetApp Inc. (c)	69	2,610
Nvidia Corp.	113	1,588
Oracle Corp.	702	21,551
QUALCOMM Inc.	330	20,151
Red Hat Inc. (c)	37	1,779
Salesforce.com Inc. (c)	104	3,975
SanDisk Corp. (c)	46	2,832
Seagate Technology	61	2,745
Symantec Corp.	134	3,008
Teradata Corp. (c)	32	1,604
Texas Instruments Inc.	212	7,399
Western Digital Corp.	42	2,579
Xerox Corp.	235	2,132
Xilinx Inc.	50	1,992
Yahoo! Inc. (c)	185	4,650
Other Securities		44,483
		454,512

Total Common Stocks (cost $399,268)		459,607

SHORT TERM INVESTMENTS - 2.1%
Investment Company - 0.6%
JNL Money Market Fund, 0.01% (a) (b)	2,952	2,952

Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	6,939	6,939

Total Short Term Investments (cost $9,891)		9,891

Total Investments - 102.0% (cost $409,159)		469,498
Other Assets and Liabilities, Net - (2.0%)		(9,358)
Total Net Assets - 100.0%		$460,140

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2013

(a)         Investment in affiliate.

(b)         Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of June 30, 2013.

(c)          Non-income producing security.

(d)         All or portion of the security was on loan.

(e)          Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees (“Board”).  Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

(f)           For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2013.  In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

*               A Summary Schedule of Investments is presented for this portfolio.  For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Shareholder Service Center at 1-800-873-5654.

Abbreviations:

ADR - American Depositary Receipt

MSCI - Morgan Stanley Capital International

Investments in Affiliates - See Note 5 in the Notes to Financial Statements for discussion of investments in affiliates.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian.

The following table details cash management investments in affiliates held at June 30, 2013.  Purchase and sales proceeds are not shown for these investments.  There was no realized gain or loss relating to transactions in these investments during the period ended June 30, 2013.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Dow 10 Fund	$135	$4,554	$—
JNL/Mellon Capital Nasdaq 25 Fund	434	798	—
JNL/Mellon Capital Value Line 30 Fund	1,269	—	—
JNL/Mellon Capital Dow Dividend Fund	364	2,351	—
JNL/Mellon Capital S&P 24 Fund	2,429	1,120	—
JNL/Mellon Capital S&P SMid 60 Fund	940	3,189	—
JNL/Mellon Capital NYSE International 25 Fund	399	—	—
JNL/Mellon Capital 25 Fund	383	6,146	—
JNL/Mellon Capital Select Small-Cap Fund	466	337	—
JNL/Mellon Capital JNL 5 Fund	—	2,979	—
JNL/Mellon Capital JNL Optimized 5 Fund	—	495	—
JNL/Mellon Capital VIP Fund	1,430	41	—
JNL/Mellon Capital Communications Sector Fund	925	338	—
JNL/Mellon Capital Consumer Brands Sector Fund	—	1,857	—
JNL/Mellon Capital Financial Sector Fund	392	4,366	—
JNL/Mellon Capital Healthcare Sector Fund	—	4,940	—
JNL/Mellon Capital Oil & Gas Sector Fund	810	1,837	—
JNL/Mellon Capital Technology Sector Fund	—	2,952	—

The JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser.  The following table details the Fund’s long-term investment in this affiliate held at June 30, 2013.

Fund	Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Loss	Ending Value
JNL/Mellon Capital Financial Sector Fund	Bank of New York Mellon Corp.	$2,693	$1,073	$292	$33	$(5)	$3,722

See accompanying Notes to Financial Statements.

Summary of Investments by Country (as a percentage of total long-term Investments)*:

	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital NYSE International 25 Fund	JNL/Mellon Capital JNL Optimized 5 Fund
Argentina	—%	4.1%	—%
Brazil	—	2.7	—
Canada	—	12.7	2.5
China	30.0	—	3.0
France	—	3.4	5.4
Germany	—	—	3.0
Hong Kong	—	3.2	0.6
Ireland	—	—	0.5
Italy	—	6.4	0.9
Japan	—	21.4	—
Luxembourg	—	2.6	—
Netherlands	—	3.7	—
South Korea	—	3.2	—
Spain	—	7.0	3.1
Sweden	—	—	1.1
Switzerland	—	4.3	1.1
United Kingdom	32.9	12.7	11.2
United States	37.1	12.6	67.6
Total Long-Term Investments	100.0%	100.0%	100.0%

*    The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2013

	JNL/Mellon Capital Dow 10 Fund	JNL/Mellon Capital S&P 10 Fund	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital Value Line 30 Fund	JNL/Mellon Capital Dow Dividend Fund	JNL/Mellon Capital S&P 24 Fund
Assets
Investments - unaffiliated, at value (a)(d)	$540,479	$251,405	$399,963	$467,241	$709,504	$464,065	$645,479
Investments - affiliated, at value (b)	49,791	—	23,933	11,009	56,847	24,722	2,310
Total investments, at value (c)	590,270	251,405	423,896	478,250	766,351	488,787	647,789
Cash	—	—	—	—	—	181	—
Foreign currency (e)	—	—	75	—	—	—	—
Receivable for investments sold	—	692	137	—	689	—	—
Receivable for fund shares sold	1,209	189	355	625	687	480	177
Receivable for dividends and interest	901	133	7,636	148	252	1,176	416
Other assets	1	1	1	1	1	1	2
Total assets	592,381	252,420	432,100	479,024	767,980	490,625	648,384
Liabilities
Cash overdraft	—	286	111	—	36	—	—
Payable for advisory fees	129	64	100	113	169	109	155
Payable for administrative fees	67	32	69	59	89	57	82
Payable for 12b-1 fee (Class A)	30	14	22	25	38	25	35
Payable for investment securities purchased	2,018	—	—	—	—	2,353	—
Payable for fund shares redeemed	480	189	573	1,094	1,040	810	254
Payable for trustee fees	26	22	35	9	39	15	12
Payable for other expenses	51	27	15	42	139	46	66
Payable upon return of securities loaned	45,237	—	23,933	10,211	56,847	22,371	1,190
Total liabilities	48,038	634	24,858	11,553	58,397	25,786	1,794
Net assets	$544,343	$251,786	$407,242	$467,471	$709,583	$464,839	$646,590
Net assets consist of:
Paid-in capital	$457,987	$250,084	$406,299	$338,887	$1,079,232	$548,678	$480,552
Undistributed net investment income	—	—	—	4,476	16,958	19,900	9,707
Accumulated net realized gain (loss)	—	—	—	46,368	(448,770)	(150,789)	71,646
Net unrealized appreciation (depreciation) on investments and foreign currency	86,356	1,702	943	77,740	62,163	47,050	84,685
	$544,343	$251,786	$407,242	$467,471	$709,583	$464,839	$646,590
Class A
Net assets	$544,343	$251,786	$407,242	$467,014	$709,380	$464,564	$646,146
Shares outstanding (no par value), unlimited shares authorized	34,477	20,545	20,596	29,312	57,948	54,824	51,903
Net asset value per share	$15.79	$12.26	$19.77	$15.93	$12.24	$8.47	$12.45
Class B
Net assets	n/a	n/a	n/a	$457	$203	$275	$444
Shares outstanding (no par value), unlimited shares authorized	n/a	n/a	n/a	37	33	38	40
Net asset value per share	n/a	n/a	n/a	$12.22	$6.18	$7.21	$11.06

(a) Investments - unaffiliated, at cost	$454,123	$249,703	$398,984	$389,501	$647,341	$417,015	$560,794
(b) Investments - affiliated, at cost	49,791	—	23,933	11,009	56,847	24,722	2,310
(c) Total investments, at cost	$503,914	$249,703	$422,917	$400,510	$704,188	$441,737	$563,104
(d) Including value of securities on loan	$44,073	$—	$23,317	$9,774	$55,983	$21,720	$1,155
(e) Foreign currency, at cost	—	—	75	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital NYSE International 25 Fund	JNL/Mellon Capital 25 Fund	JNL/Mellon Capital Select Small-Cap Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital VIP Fund
Assets
Investments - unaffiliated, at value (a)(d)	$571,386	$64,154	$818,507	$262,869	$3,257,208	$378,632	$251,361
Investments - affiliated, at value (b)	27,481	19,083	73,966	27,640	122,841	15,075	10,219
Total investments, at value (c)	598,867	83,237	892,473	290,509	3,380,049	393,707	261,580
Cash	—	—	220	62	2,484	144	176
Foreign currency (e)	—	13	—	—	1,107	93	90
Receivable for investments sold	—	13	—	44	—	—	—
Receivable for fund shares sold	441	50	1,717	515	2,838	400	133
Receivable for dividends and interest	1,052	367	2,452	187	12,868	1,717	433
Other assets	—	—	2	1	9	1	1
Total assets	600,360	83,680	896,864	291,318	3,399,355	396,062	262,413
Liabilities
Cash overdraft	—	15	—	—	—	—	—
Payable for advisory fees	136	18	195	65	746	93	63
Payable for administrative fees	71	11	103	33	409	48	31
Payable for 12b-1 fee (Class A)	31	3	45	14	178	21	14
Payable for investment securities purchased	2,463	13	3,819	—	—	—	—
Payable for fund shares redeemed	678	144	552	234	4,024	771	642
Payable for trustee fees	12	4	30	20	188	19	16
Payable for other expenses	56	24	4	1	159	70	18
Payable upon return of securities loaned	24,292	19,084	67,821	27,303	119,862	14,580	10,179
Total liabilities	27,739	19,316	72,569	27,670	125,566	15,602	10,963
Net assets	$572,621	$64,364	$824,295	$263,648	$3,273,789	$380,460	$251,450
Net assets consist of:
Paid-in capital	$449,405	$116,083	$648,366	$419,493	$4,199,253	$459,350	$317,811
Undistributed net investment income	11,949	3,446	32,524	3,973	127,507	17,407	8,535
Accumulated net realized gain (loss)	39,130	(52,619)	131,520	(180,152)	(1,500,648)	(115,548)	(100,782)
Net unrealized appreciation (depreciation) on investments and foreign currency	72,137	(2,546)	11,885	20,334	447,677	19,251	25,886
	$572,621	$64,364	$824,295	$263,648	$3,273,789	$380,460	$251,450
Class A
Net assets	$572,059	$64,239	$823,732	$263,513	$3,264,318	$379,345	$250,456
Shares outstanding (no par value), unlimited shares authorized	47,410	10,867	48,582	18,108	306,343	40,107	30,765
Net asset value per share	$12.07	$5.91	$16.96	$14.55	$10.66	$9.46	$8.14
Class B
Net assets	$562	$125	$563	$135	$9,471	$1,115	$994
Shares outstanding (no par value), unlimited shares authorized	47	22	33	9	886	118	122
Net asset value per share	$11.97	$5.81	$17.12	$14.55	$10.69	$9.42	$8.16

(a) Investments - unaffiliated, at cost	$499,247	$66,701	$806,609	$242,535	$2,809,474	$359,367	$225,468
(b) Investments - affiliated, at cost	27,481	19,083	73,966	27,640	122,841	15,075	10,219
(c) Total investments, at cost	$526,728	$85,784	$880,575	$270,175	$2,932,315	$374,442	$235,687
(d) Including value of securities on loan	$23,402	$18,506	$65,615	$26,547	$115,565	$14,126	$9,925
(e) Foreign currency, at cost	—	13	—	—	1,107	93	91

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Assets
Investments - unaffiliated, at value (a)(d)	$115,450	$348,196	$353,209	$708,123	$981,486	$459,607
Investments - affiliated, at value (b)	13,710	8,501	13,389	14,919	13,952	9,891
Total investments, at value (c)	129,160	356,697	366,598	723,042	995,438	469,498
Cash	—	—	—	—	—	9
Foreign currency (e)	—	—	—	—	—	—
Receivable for investments sold	—	58	—	—	—	—
Receivable for fund shares sold	118	694	1,936	2,783	779	420
Receivable for dividends and interest	159	154	467	681	584	172
Other assets	—	—	1	1	1	1
Total assets	129,437	357,603	369,002	726,507	996,802	470,100
Liabilities
Cash overdraft	—	—	—	—	—	—
Payable for advisory fees	31	83	85	167	231	110
Payable for administrative fees	15	43	44	87	123	57
Payable for 12b-1 fee (Class A)	6	19	19	38	54	25
Payable for investment securities purchased	—	1,569	4,109	4,564	—	2,485
Payable for fund shares redeemed	124	347	364	615	1,009	284
Payable for trustee fees	3	4	7	10	30	12
Payable for other expenses	15	33	34	64	97	48
Payable upon return of securities loaned	13,372	6,644	5,301	9,979	12,115	6,939
Total liabilities	13,566	8,742	9,963	15,524	13,659	9,960
Net assets	$115,871	$348,861	$359,039	$710,983	$983,143	$460,140
Net assets consist of:
Paid-in capital	$111,614	$267,663	$316,954	$562,822	$827,467	$393,330
Undistributed net investment income	4,468	3,637	5,540	9,187	20,146	5,754
Accumulated net realized gain (loss)	(14,924)	12,949	(28,299)	(4,165)	(6,291)	717
Net unrealized appreciation (depreciation) on investments and foreign currency	14,713	64,612	64,844	143,139	141,821	60,339
	$115,871	$348,861	$359,039	$710,983	$983,143	$460,140
Class A
Net assets	$115,768	$348,461	$358,706	$710,321	$981,849	$459,796
Shares outstanding (no par value), unlimited shares authorized	27,150	23,410	39,132	40,305	31,621	59,465
Net asset value per share	$4.26	$14.89	$9.17	$17.62	$31.05	$7.73
Class B
Net assets	$103	$400	$333	$662	$1,294	$344
Shares outstanding (no par value), unlimited shares authorized	25	27	36	38	41	44
Net asset value per share	$4.08	$15.07	$9.16	$17.64	$31.47	$7.83

(a) Investments - unaffiliated, at cost	$100,737	$283,584	$288,849	$564,984	$839,665	$399,268
(b) Investments - affiliated, at cost	13,710	8,501	13,233	14,919	13,952	9,891
(c) Total investments, at cost	$114,447	$292,085	$302,082	$579,903	$853,617	$409,159
(d) Including value of securities on loan	$12,799	$6,467	$5,166	$9,594	$11,824	$6,769
(e) Foreign currency, at cost	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2013

	JNL/Mellon Capital Dow 10 Fund	JNL/Mellon Capital S&P 10 Fund	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital Value Line 30 Fund	JNL/Mellon Capital Dow Dividend Fund	JNL/Mellon Capital S&P 24 Fund
Investment income
Dividends (a)	$8,767	$2,081	$17,100	$1,850	$3,889	$8,335	$3,516
Foreign taxes withheld	—	—	(1,376)	(1)	71	—	—
Securities lending (a)	—	—	—	24	870	234	1
Total investment income	8,767	2,081	15,724	1,873	4,830	8,569	3,517

Expenses
Advisory fees	738	395	625	661	1,021	628	916
Administrative fees	383	200	430	343	535	324	479
12b-1 fees (Class A)	511	266	430	456	713	432	638
Licensing fees	57	27	16	91	311	49	64
Legal fees	1	1	1	1	1	1	1
Manager fees	4	2	4	4	6	3	5
Other expenses	4	3	4	4	5	4	4
Total expenses	1,698	894	1,510	1,560	2,592	1,441	2,107
Net investment income	7,069	1,187	14,214	313	2,238	7,128	1,410

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	47,484	24,254	41,129	35,503	35,605	22,727	54,350
Affiliated investments	—	—	—	—	—	—	—
Foreign currency related items	—	—	(48)	—	(1)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	37,414	2,164	(39,749)	26,786	37,441	27,543	30,643
Foreign currency related items	—	—	(46)	—	6	—	—
Net realized and unrealized gain (loss)	84,898	26,418	1,286	62,289	73,051	50,270	84,993
Net increase in net assets from operations	$91,967	$27,605	$15,500	$62,602	$75,289	$57,398	$86,403

(a) Income from affiliated investments	$—	$—	$—	$24	$870	$234	$1

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital NYSE International 25 Fund	JNL/Mellon Capital 25 Fund	JNL/Mellon Capital Select Small-Cap Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital VIP Fund
Investment income
Dividends (a)	$3,786	$1,210	$12,550	$924	$50,451	$7,127	$3,272
Foreign taxes withheld	—	(124)	(83)	—	(1,829)	(240)	(35)
Securities lending (a)	141	56	669	392	2,266	318	182
Total investment income	3,927	1,142	13,136	1,316	50,888	7,205	3,419

Expenses
Advisory fees	772	117	1,116	390	4,465	561	377
Administrative fees	402	71	587	197	2,448	289	190
12b-1 fees (Class A)	535	71	782	263	3,254	383	252
Licensing fees	54	14	—	—	163	57	33
Legal fees	1	—	1	1	7	1	1
Manager fees	4	1	6	2	26	3	2
Other expenses	6	13	8	3	24	40	3
Total expenses	1,774	287	2,500	856	10,387	1,334	858
Net investment income	2,153	855	10,636	460	40,501	5,871	2,561

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	37,818	(3,471)	96,363	26,588	311,334	17,171	15,193
Affiliated investments	—	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	(225)	54	3
Net change in unrealized appreciation (depreciation) on:
Investments	35,533	3,469	(27,342)	5,483	44,871	8,251	10,952
Foreign currency related items	(1)	—	(13)	—	(70)	(24)	(7)
Net realized and unrealized gain (loss)	73,350	(2)	69,008	32,071	355,910	25,452	26,141
Net increase in net assets from operations	$75,503	$853	$79,644	$32,531	$396,411	$31,323	$28,702

(a) Income from affiliated investments	$141	$56	$669	$392	$2,266	$318	$182

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Investment income
Dividends (a)	$2,052	$1,985	$3,241	$5,458	$10,487	$3,708
Foreign taxes withheld	—	(1)	—	—	(2)	—
Securities lending (a)	111	33	14	71	95	58
Total investment income	2,163	2,017	3,255	5,529	10,580	3,766

Expenses
Advisory fees	177	441	453	849	1,380	643
Administrative fees	83	224	230	444	733	333
12b-1 fees (Class A)	111	299	307	590	977	443
Licensing fees	12	34	35	66	110	50
Legal fees	1	1	1	1	2	1
Manager fees	1	2	2	4	8	4
Other expenses	1	2	3	4	7	4
Total expenses	386	1,003	1,031	1,958	3,217	1,478
Net investment income	1,777	1,014	2,224	3,571	7,363	2,288

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	4,252	5,318	6,327	8,281	7,336	4,324
Affiliated investments	—	—	(5)	—	—	—
Foreign currency related items	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	4,740	40,552	38,933	86,221	75,895	12,824
Foreign currency related items	—	—	—	—	—	—
Net realized and unrealized gain (loss)	8,992	45,870	45,255	94,502	83,231	17,148
Net increase in net assets from operations	$10,769	$46,884	$47,479	$98,073	$90,594	$19,436

(a) Income from affiliated investments	$111	$33	$47	$71	$95	$58

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2013

	JNL/Mellon Capital Dow 10 Fund	JNL/Mellon Capital S&P 10 Fund	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital Value Line 30 Fund	JNL/Mellon Capital Dow Dividend Fund	JNL/Mellon Capital S&P 24 Fund
Operations
Net investment income	$7,069	$1,187	$14,214	$313	$2,238	$7,128	$1,410
Net realized gain (loss)	47,484	24,254	41,081	35,503	35,604	22,727	54,350
Net change in unrealized appreciation (depreciation)	37,414	2,164	(39,795)	26,786	37,447	27,543	30,643
Net increase in net assets from operations	91,967	27,605	15,500	62,602	75,289	57,398	86,403
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	92,773	36,123	53,007	84,178	68,801	77,108	39,906
Class B	—	—	—	64	23	19	26
Cost of shares redeemed
Class A	(103,190)	(76,755)	(81,031)	(99,708)	(115,112)	(56,753)	(60,235)
Class B	—	—	—	(11)	(34)	(19)	(9)
Net increase (decrease) in net assets from share transactions	(10,417)	(40,632)	(28,024)	(15,477)	(46,322)	20,355	(20,312)
Net increase (decrease) net assets	81,550	(13,027)	(12,524)	47,125	28,967	77,753	66,091
Net assets beginning of period	462,793	264,813	419,766	420,346	680,616	387,086	580,499
Net assets end of period	$544,343	$251,786	$407,242	$467,471	$709,583	$464,839	$646,590
Undistributed net investment income	$—	$—	$—	$4,476	$16,958	$19,900	$9,707

(1) Share transactions
Shares sold
Class A	6,215	3,028	2,614	5,485	5,843	9,516	3,296
Class B	—	—	—	5	4	3	2
Shares redeemed
Class A	(6,961)	(6,406)	(4,000)	(6,526)	(9,555)	(6,963)	(4,856)
Class B	—	—	—	(1)	(6)	(3)	(1)
Net increase/(decrease)
Class A	(746)	(3,378)	(1,386)	(1,041)	(3,712)	2,553	(1,560)
Class B	—	—	—	4	(2)	—	1
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$212,202	$253,708	$194,658	$294,725	$704,764	$278,568	$531,800
Proceeds from sales of securities	218,350	293,870	214,250	311,975	746,403	250,588	550,627

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital NYSE International 25 Fund	JNL/Mellon Capital 25 Fund	JNL/Mellon Capital Select Small-Cap Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital VIP Fund
Operations
Net investment income	$2,153	$855	$10,636	$460	$40,501	$5,871	$2,561
Net realized gain (loss)	37,818	(3,471)	96,363	26,588	311,109	17,225	15,196
Net change in unrealized appreciation (depreciation)	35,532	3,469	(27,355)	5,483	44,801	8,227	10,945
Net increase in net assets from operations	75,503	853	79,644	32,531	396,411	31,323	28,702
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	92,919	11,084	178,807	29,824	189,653	27,743	17,071
Class B	246	11	90	7	466	72	50
Cost of shares redeemed
Class A	(75,540)	(25,126)	(111,852)	(58,551)	(435,657)	(52,495)	(39,254)
Class B	(229)	(14)	(155)	(10)	(1,003)	(92)	(101)
Net increase (decrease) in net assets from share transactions	17,396	(14,045)	66,890	(28,730)	(246,541)	(24,772)	(22,234)
Net increase (decrease) net assets	92,899	(13,192)	146,534	3,801	149,870	6,551	6,468
Net assets beginning of period	479,722	77,556	677,761	259,847	3,123,919	373,909	244,982
Net assets end of period	$572,621	$64,364	$824,295	$263,648	$3,273,789	$380,460	$251,450
Undistributed net investment income	$11,949	$3,446	$32,524	$3,973	$127,507	$17,407	$8,535

(1) Share transactions
Shares sold
Class A	7,898	1,837	10,752	2,146	18,356	2,959	2,154
Class B	20	2	5	1	45	7	7
Shares redeemed
Class A	(6,457)	(4,195)	(6,686)	(4,214)	(42,258)	(5,628)	(4,957)
Class B	(20)	(2)	(9)	(1)	(97)	(10)	(13)
Net increase/(decrease)
Class A	1,441	(2,358)	4,066	(2,068)	(23,902)	(2,669)	(2,803)
Class B	—	—	(4)	—	(52)	(3)	(6)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$378,420	$37,025	$746,396	$235,680	$1,833,510	$250,544	$173,360
Proceeds from sales of securities	359,425	50,184	674,183	264,134	2,046,248	270,531	192,615

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Operations
Net investment income	$1,777	$1,014	$2,224	$3,571	$7,363	$2,288
Net realized gain (loss)	4,252	5,318	6,322	8,281	7,336	4,324
Net change in unrealized appreciation (depreciation)	4,740	40,552	38,933	86,221	75,895	12,824
Net increase in net assets from operations	10,769	46,884	47,479	98,073	90,594	19,436
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	48,237	133,381	144,186	287,788	183,652	90,734
Class B	6	97	16	134	120	28
Cost of shares redeemed
Class A	(45,958)	(60,478)	(68,972)	(107,941)	(181,900)	(81,483)
Class B	(8)	(19)	(24)	(37)	(96)	(28)
Net increase (decrease) in net assets from share transactions	2,277	72,981	75,206	179,944	1,776	9,251
Net increase (decrease) net assets	13,046	119,865	122,685	278,017	92,370	28,687
Net assets beginning of period	102,825	228,996	236,354	432,966	890,773	431,453
Net assets end of period	$115,871	$348,861	$359,039	$710,983	$983,143	$460,140
Undistributed net investment income	$4,468	$3,637	$5,540	$9,187	$20,146	$5,754

(1) Share transactions
Shares sold
Class A	11,655	9,492	16,665	17,081	5,981	11,807
Class B	1	7	2	8	4	4
Shares redeemed
Class A	(11,290)	(4,265)	(7,938)	(6,370)	(5,897)	(10,656)
Class B	(2)	(1)	(3)	(2)	(3)	(4)
Net increase/(decrease)
Class A	365	5,227	8,727	10,711	84	1,151
Class B	(1)	6	(1)	6	1	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$37,630	$91,232	$98,358	$201,724	$63,478	$31,878
Proceeds from sales of securities	33,522	17,794	22,897	20,793	54,575	21,780

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/Mellon Capital Dow 10 Fund	JNL/Mellon Capital S&P 10 Fund	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital Value Line 30 Fund	JNL/Mellon Capital Dow Dividend Fund	JNL/Mellon Capital S&P 24 Fund
Operations
Net investment income	$14,834	$4,884	$17,047	$4,167	$14,750	$12,781	$8,303
Net realized gain (loss)	34,495	1,180	(285)	13,733	(167,064)	17,690	19,654
Net change in unrealized appreciation (depreciation)	593	34,171	68,258	40,553	222,289	8,015	35,817
Net increase in net assets from operations	49,922	40,235	85,020	58,453	69,975	38,486	63,774
Distributions to shareholders
From net investment income
Class A	—	—	—	(847)	(449)	(10,758)	(2,663)
Class B	—	—	—	(1)	(1)	(8)	(3)
From net realized gains
Class A	—	—	—	(2,846)	—	—	(44,712)
Class B	—	—	—	(3)	—	—	(32)
Total distributions to shareholders	—	—	—	(3,697)	(450)	(10,766)	(47,410)
Share transactions(1)
Proceeds from the sale of shares
Class A	159,153	148,968	77,363	229,809	213,182	147,067	190,719
Class B	—	—	—	225	107	105	122
Reinvestment of distributions
Class A	—	—	—	3,693	449	10,758	47,375
Class B	—	—	—	4	1	8	35
Cost of shares redeemed
Class A	(238,341)	(130,277)	(142,980)	(155,097)	(325,255)	(117,276)	(209,540)
Class B	—	—	—	(71)	(111)	(86)	(105)
Net increase (decrease) in net assets from share transactions	(79,188)	18,691	(65,617)	78,563	(111,627)	40,576	28,606
Net increase (decrease) net assets	(29,266)	58,926	19,403	133,319	(42,102)	68,296	44,970
Net assets beginning of year	492,059	205,887	400,363	287,027	722,718	318,790	535,529
Net assets end of year	$462,793	$264,813	$419,766	$420,346	$680,616	$387,086	$580,499
Undistributed net investment income	$—	$—	$—	$4,163	$14,720	$12,772	$8,297

(1) Share transactions
Shares sold
Class A	12,569	13,644	4,463	17,096	19,828	20,540	16,736
Class B	—	—	—	23	20	17	12
Reinvestment of distributions
Class A	—	—	—	269	41	1,480	4,350
Class B	—	—	—	—	—	1	4
Shares redeemed
Class A	(18,994)	(11,978)	(8,249)	(11,585)	(29,634)	(16,389)	(18,126)
Class B	—	—	—	(7)	(20)	(14)	(10)
Net increase/(decrease)
Class A	(6,425)	1,666	(3,786)	5,780	(9,765)	5,631	2,960
Class B	—	—	—	16	—	4	6
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$144,832	$345,655	$214,769	$363,017	$797,001	$256,973	$569,960
Proceeds from sales of securities	206,325	321,355	262,318	283,330	894,561	229,281	581,176

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital NYSE International 25 Fund	JNL/Mellon Capital 25 Fund	JNL/Mellon Capital Select Small-Cap Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital VIP Fund
Operations
Net investment income	$9,865	$2,593	$21,908	$3,620	$86,713	$11,572	$6,014
Net realized gain (loss)	7,473	(15,732)	37,601	16,308	7,468	(20,268)	(566)
Net change in unrealized appreciation (depreciation)	50,443	21,109	42,702	17,103	424,412	58,179	23,886
Net increase in net assets from operations	67,781	7,970	102,211	37,031	518,593	49,483	29,334
Distributions to shareholders
From net investment income
Class A	(3,732)	(2,958)	(13,663)	(368)	(90,947)	(10,499)	(5,029)
Class B	(5)	(5)	(12)	—	(275)	(31)	(21)
From net realized gains
Class A	(32,440)	—	(3,163)	—	—	—	—
Class B	(33)	—	(3)	—	—	—	—
Total distributions to shareholders	(36,210)	(2,963)	(16,841)	(368)	(91,222)	(10,530)	(5,050)
Share transactions(1)
Proceeds from the sale of shares
Class A	220,275	36,178	252,396	81,253	324,769	48,032	38,504
Class B	319	43	288	15	1,165	208	143
Reinvestment of distributions
Class A	36,172	2,958	16,826	368	90,947	10,499	5,029
Class B	38	5	15	—	275	31	21
Cost of shares redeemed
Class A	(290,466)	(38,437)	(265,587)	(105,394)	(764,732)	(81,106)	(80,024)
Class B	(82)	(45)	(315)	(16)	(1,717)	(129)	(187)
Net increase (decrease) in net assets from share transactions	(33,744)	702	3,623	(23,774)	(349,293)	(22,465)	(36,514)
Net increase (decrease) net assets	(2,173)	5,709	88,993	12,889	78,078	16,488	(12,230)
Net assets beginning of year	481,895	71,847	588,768	246,958	3,045,841	357,421	257,212
Net assets end of year	$479,722	$77,556	$677,761	$259,847	$3,123,919	$373,909	$244,982
Undistributed net investment income	$9,796	$2,591	$21,888	$3,513	$87,006	$11,536	$5,974

(1) Share transactions
Shares sold
Class A	20,965	6,411	17,534	6,490	35,805	5,682	5,443
Class B	30	8	22	1	129	25	20
Reinvestment of distributions
Class A	3,585	535	1,135	29	9,832	1,224	699
Class B	4	1	1	—	30	4	3
Shares redeemed
Class A	(27,079)	(6,872)	(18,502)	(8,545)	(84,395)	(9,579)	(11,290)
Class B	(8)	(8)	(23)	(1)	(188)	(15)	(26)
Net increase/(decrease)
Class A	(2,529)	74	167	(2,026)	(38,758)	(2,673)	(5,148)
Class B	26	1	—	—	(29)	14	(3)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$455,227	$58,925	$529,866	$243,470	$2,095,561	$250,631	$186,848
Proceeds from sales of securities	515,293	59,173	546,450	263,954	2,470,612	274,397	224,534

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Operations
Net investment income	$2,693	$2,624	$3,321	$5,622	$12,802	$3,472
Net realized gain (loss)	(687)	12,178	9,968	9,861	9,960	8,854
Net change in unrealized appreciation (depreciation)	11,064	16,635	30,665	40,591	12,225	17,474
Net increase in net assets from operations	13,070	31,437	43,954	56,074	34,987	29,800
Distributions to shareholders
From net investment income
Class A	(2,124)	(852)	(2,165)	(3,209)	(9,641)	(1,194)
Class B	(2)	(1)	(3)	(4)	(15)	(1)
From net realized gains
Class A	—	(6,418)	—	(1,963)	(3,124)	(22,823)
Class B	—	(7)	—	(2)	(4)	(16)
Total distributions to shareholders	(2,126)	(7,278)	(2,168)	(5,178)	(12,784)	(24,034)
Share transactions(1)
Proceeds from the sale of shares
Class A	91,910	189,440	156,368	257,596	355,192	294,567
Class B	48	124	86	207	340	163
Reinvestment of distributions
Class A	2,124	7,270	2,165	5,172	12,765	24,017
Class B	2	8	3	6	19	17
Cost of shares redeemed
Class A	(61,481)	(104,833)	(125,181)	(152,474)	(365,224)	(229,685)
Class B	(84)	(64)	(81)	(103)	(370)	(170)
Net increase (decrease) in net assets from share transactions	32,519	91,945	33,360	110,404	2,722	88,909
Net increase (decrease) net assets	43,463	116,104	75,146	161,300	24,925	94,675
Net assets beginning of year	59,362	112,892	161,208	271,666	865,848	336,778
Net assets end of year	$102,825	$228,996	$236,354	$432,966	$890,773	$431,453
Undistributed net investment income	$2,691	$2,623	$3,316	$5,616	$12,783	$3,466

(1) Share transactions
Shares sold
Class A	24,329	15,626	21,662	18,458	12,522	36,361
Class B	14	9	13	15	11	21
Reinvestment of distributions
Class A	559	583	289	352	456	3,308
Class B	1	1	—	—	1	2
Shares redeemed
Class A	(16,297)	(8,729)	(17,476)	(10,957)	(12,962)	(29,248)
Class B	(23)	(5)	(12)	(7)	(13)	(22)
Net increase/(decrease)
Class A	8,591	7,480	4,475	7,853	16	10,421
Class B	(8)	5	1	8	(1)	1
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$80,799	$138,074	$103,470	$160,754	$131,369	$156,460
Proceeds from sales of securities	48,212	50,282	69,048	47,951	128,638	87,238

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Dow 10 Fund
Class A
06/30/2013	$13.14	$0.20	$2.45	$2.65	$—		$—	$15.79	20.17%	$544,343	42%	0.67%	2.77%
12/31/2012	11.81	0.40	0.93	1.33	—		—	13.14	11.26	462,793	30	0.67	3.11
12/31/2011	10.01	0.35	1.45	1.80	—		—	11.81	17.98	492,059	40	0.67	3.26
12/31/2010	8.03	0.29	1.69	1.98	—		—	10.01	24.66	376,744	60	0.67	3.35
12/31/2009	6.93	0.29	0.81	1.10	—		—	8.03	15.87	338,067	45	0.68	4.37
12/31/2008	12.84	0.43	(6.34)	(5.91)	—		—	6.93	(46.03)	335,802	24	0.67	4.24
JNL/Mellon Capital S&P 10 Fund
Class A
06/30/2013	11.07	0.05	1.14	1.19	—		—	12.26	10.75	251,786	95	0.67	0.89
12/31/2012	9.25	0.20	1.62	1.82	—		—	11.07	19.68	264,813	123	0.67	1.84
12/31/2011	10.94	0.09	(1.78)	(1.69)	—		—	9.25	(15.45)	205,887	109	0.67	0.88
12/31/2010	9.82	0.10	1.02	1.12	—		—	10.94	11.41	289,648	114	0.67	1.01
12/31/2009	8.20	0.15	1.47	1.62	—		—	9.82	19.76	320,377	98	0.67	1.84
12/31/2008	16.28	0.10	(8.18)	(8.08)	—		—	8.20	(49.63)	319,682	109	0.67	0.74
JNL/Mellon Capital Global 15 Fund
Class A
06/30/2013	19.10	0.66	0.01	0.67	—		—	19.77	3.61 (f)	407,242	46	0.70	6.60
12/31/2012	15.54	0.71	2.85	3.56	—		—	19.10	22.91	419,766	53	0.70	4.13
12/31/2011	16.94	0.67	(2.07)	(1.40)	—		—	15.54	(8.26)	400,363	45	0.70	4.02
12/31/2010	14.77	0.57	1.60	2.17	—		—	16.94	14.69	522,900	63	0.70	3.81
12/31/2009	11.27	0.54	2.96	3.50	—		—	14.77	31.06	571,353	64	0.71	4.39
12/31/2008	21.89	0.75	(11.37)	(10.62)	—		—	11.27	(48.52)	523,669	66	0.70	4.32
JNL/Mellon Capital Nasdaq 25 Fund
Class A
06/30/2013	13.84	0.01	2.08	2.09	—		—	15.93	15.10	467,014	65	0.68	0.14
12/31/2012	11.67	0.15	2.15	2.30	(0.03)		(0.10)	13.84	19.66	419,999	78	0.69	1.15
12/31/2011	11.50	0.04	0.19	0.23	(0.06)		—	11.67	1.98	286,871	71	0.69	0.33
12/31/2010	9.83	0.10	1.59	1.69	(0.02)		—	11.50	17.20	209,278	67	0.70	0.95
12/31/2009	7.33	0.04	2.46	2.50	—		—	9.83	34.11	118,145	19	0.72	0.46
12/31/2008	13.42	(0.01)	(5.58)	(5.59)	(0.00	)(e)	(0.50)	7.33	(41.51)	55,091	87	0.75	(0.07)
Class B
06/30/2013	10.60	0.02	1.60	1.62	—		—	12.22	15.28	457	65	0.48	0.35
12/31/2012	8.97	0.15	1.63	1.78	(0.05)		(0.10)	10.60	19.75	347	78	0.49	1.49
12/31/2011	8.84	0.04	0.16	0.20	(0.07)		—	8.97	2.27	156	71	0.49	0.49
12/31/2010	7.55	0.09	1.23	1.32	(0.03)		—	8.84	17.48	139	67	0.50	1.15
12/31/2009	5.62	0.04	1.89	1.93	—		—	7.55	34.34	94	19	0.52	0.70
12/31/2008	10.52	0.01	(4.38)	(4.37)	(0.03)		(0.50)	5.62	(41.41)	68	87	0.55	0.14
JNL/Mellon Capital Value Line 30 Fund
Class A
06/30/2013	11.04	0.04	1.16	1.20	—		—	12.24	10.87	709,380	99	0.73	0.63
12/31/2012	10.12	0.21	0.72	0.93	(0.01)		—	11.04	9.16	680,423	106	0.74	1.96
12/31/2011	13.14	0.01	(3.03)	(3.02)	—		—	10.12	(22.98)	722,540	107	0.74	0.06
12/31/2010	10.79	(0.01)	2.43	2.42	(0.07)		—	13.14	22.45	816,198	100	0.79	(0.06)
12/31/2009	9.44	0.08	1.28	1.36	(0.01)		—	10.79	14.44	629,223	24	0.80	0.80
12/31/2008	18.77	0.01	(8.91)	(8.90)	(0.05)		(0.38)	9.44	(47.36)	553,390	88	0.79	0.09
Class B
06/30/2013	5.56	0.02	0.60	0.62	—		—	6.18	11.15	203	99	0.53	0.83
12/31/2012	5.12	0.12	0.35	0.47	(0.03)		—	5.56	9.25	193	106	0.54	2.16
12/31/2011	6.64	0.01	(1.53)	(1.52)	—		—	5.12	(22.89)	178	107	0.54	0.21
12/31/2010	5.48	0.01	1.24	1.25	(0.09)		—	6.64	22.82	260	100	0.59	0.15
12/31/2009	4.83	0.05	0.64	0.69	(0.04)		—	5.48	14.37	108	24	0.60	1.08
12/31/2008	10.13	0.03	(4.87)	(4.84)	(0.08)		(0.38)	4.83	(47.63)	79	88	0.59	0.31

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Dow Dividend Fund
Class A
06/30/2013	$7.40	$0.13	$0.94	$1.07	$—		$—	$8.47	14.59	%(f)	$464,564	58%	0.67%	3.30%
12/31/2012	6.83	0.26	0.52	0.78	(0.21)		—	7.40	11.49		386,846	65	0.67	3.58
12/31/2011	6.65	0.26	0.12	0.38	(0.20)		—	6.83	5.77		318,594	64	0.67	3.83
12/31/2010	6.10	0.23	0.50	0.73	(0.18)		—	6.65	12.05		271,225	90	0.68	3.58
12/31/2009	5.40	0.19	0.89	1.08	(0.38)		—	6.10	20.03		244,605	18	0.68	3.66
12/31/2008	10.79	0.39	(5.71)	(5.32)	(0.04)		(0.03)	5.40	(49.27)		197,854	87	0.68	4.67
Class B
06/30/2013	6.29	0.12	0.80	0.92	—		—	7.21	14.79	(f)	275	58	0.47	3.49
12/31/2012	5.84	0.23	0.44	0.67	(0.22)		—	6.29	11.57		240	65	0.47	3.76
12/31/2011	5.71	0.23	0.11	0.34	(0.21)		—	5.84	6.05		196	64	0.47	4.03
12/31/2010	5.26	0.20	0.44	0.64	(0.19)		—	5.71	12.27		134	90	0.48	3.70
12/31/2009	4.70	0.17	0.79	0.96	(0.40)		—	5.26	20.39		155	18	0.48	3.73
12/31/2008	9.46	0.35	(5.02)	(4.67)	(0.06)		(0.03)	4.70	(49.31)		86	87	0.48	4.92
JNL/Mellon Capital S&P 24 Fund
Class A
06/30/2013	10.85	0.03	1.57	1.60	—		—	12.45	14.75		646,146	84	0.66	0.44
12/31/2012	10.60	0.16	1.06	1.22	(0.05)		(0.92)	10.85	11.53		580,127	98	0.66	1.42
12/31/2011	10.15	0.07	0.43	0.50	(0.05)		—	10.60	4.91		535,213	85	0.65	0.65
12/31/2010	8.72	0.10	1.35	1.45	(0.02)		—	10.15	16.70		367,430	56	0.66	1.16
12/31/2009	7.36	0.13	1.25	1.38	(0.02)		—	8.72	18.70		138,638	27	0.70	1.61
12/31/2008	11.08	0.09	(3.72)	(3.63)	—		(0.09)	7.36	(32.73)		32,072	117	0.74	0.93
Class B
06/30/2013	9.63	0.03	1.40	1.43	—		—	11.06	14.85		444	84	0.46	0.65
12/31/2012	9.50	0.17	0.95	1.12	(0.07)		(0.92)	9.63	11.81		372	98	0.46	1.62
12/31/2011	9.09	0.08	0.39	0.47	(0.06)		—	9.50	5.14		316	85	0.45	0.84
12/31/2010	7.81	0.11	1.20	1.31	(0.03)		—	9.09	16.76		173	56	0.46	1.33
12/31/2009	6.57	0.12	1.14	1.26	(0.02)		—	7.81	19.18		110	27	0.50	1.81
12/31/2008	9.89	0.09	(3.32)	(3.23)	—		(0.09)	6.57	(32.63)		80	117	0.54	1.10
JNL/Mellon Capital S&P SMid 60 Fund
Class A
06/30/2013	10.43	0.05	1.59	1.64	—		—	12.07	15.72		572,059	67	0.66	0.80
12/31/2012	9.93	0.21	1.14	1.35	(0.09)		(0.76)	10.43	13.85		479,241	90	0.66	1.96
12/31/2011	11.33	0.11	(0.98)	(0.87)	(0.08)		(0.45)	9.93	(7.72)		481,692	71	0.65	1.04
12/31/2010	9.39	0.14	1.81	1.95	(0.01)		—	11.33	20.76		377,694	75	0.66	1.38
12/31/2009	5.85	0.03	3.57	3.60	(0.06)		—	9.39	61.59		196,309	40	0.69	0.33
12/31/2008	8.66	0.20	(2.84)	(2.64)	(0.00	)(e)	(0.17)	5.85	(30.22)		45,155	152	0.73	2.74
Class B
06/30/2013	10.33	0.05	1.59	1.64	—		—	11.97	15.88		562	67	0.46	0.95
12/31/2012	9.85	0.32	1.03	1.35	(0.11)		(0.76)	10.33	13.96		481	90	0.46	3.03
12/31/2011	11.22	0.12	(0.95)	(0.83)	(0.09)		(0.45)	9.85	(7.42)		203	71	0.45	1.12
12/31/2010	9.30	0.15	1.78	1.93	(0.01)		—	11.22	20.81		329	75	0.46	1.57
12/31/2009	5.79	0.04	3.54	3.58	(0.07)		—	9.30	61.79		188	40	0.49	0.57
12/31/2008	8.56	0.21	(2.81)	(2.60)	(0.00	)(e)	(0.17)	5.79	(30.10)		65	152	0.53	2.86
JNL/Mellon Capital NYSE International 25 Fund
Class A
06/30/2013	5.85	0.07	(0.01)	0.06	—		—	5.91	1.20	(f)	64,239	52	0.81	2.41
12/31/2012	5.45	0.19	0.43	0.62	(0.22)		—	5.85	11.69		77,430	78	0.78	3.41
12/31/2011	7.36	0.20	(1.95)	(1.75)	(0.16)		—	5.45	(23.86)		71,733	84	0.77	2.84
12/31/2010	7.35	0.16	0.00	0.16	(0.15)		—	7.36	2.26		101,350	64	0.77	2.21
12/31/2009	5.65	0.19	1.82	2.01	(0.31)		—	7.35	35.56		85,158	43	0.78	2.92
12/31/2008	11.30	0.40	(5.60)	(5.20)	(0.00	)(e)	(0.45)	5.65	(45.79)		54,050	71	0.80	4.47
Class B
06/30/2013	5.75	0.08	(0.02)	0.06	—		—	5.81	1.22	(f)	125	52	0.61	2.70
12/31/2012	5.36	0.20	0.43	0.63	(0.24)		—	5.75	12.02		126	78	0.58	3.59
12/31/2011	7.24	0.22	(1.92)	(1.70)	(0.18)		—	5.36	(23.64)		114	84	0.57	3.13
12/31/2010	7.23	0.17	0.00	0.17	(0.16)		—	7.24	2.45		138	64	0.57	2.38
12/31/2009	5.57	0.20	1.78	1.98	(0.32)		—	7.23	35.60		139	43	0.58	3.14
12/31/2008	11.12	0.42	(5.52)	(5.10)	(0.00	)(e)	(0.45)	5.57	(45.62)		111	71	0.60	4.76

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital 25 Fund
Class A
06/30/2013	$15.21	$0.23	$1.52	$1.75	$—		$—	$16.96	11.57	%(f)	$823,732	86%	0.64%	2.72%
12/31/2012	13.26	0.50	1.83	2.33	(0.31)		(0.07)	15.21	17.70		677,199	84	0.64	3.50
12/31/2011	12.50	0.33	0.78	1.11	(0.35)		—	13.26	8.87		588,267	100	0.64	2.48
12/31/2010	10.40	0.36	2.01	2.37	(0.27)		—	12.50	22.85		544,590	109	0.65	3.11
12/31/2009	7.07	0.28	3.46	3.74	(0.41)		—	10.40	52.94		409,737	67	0.65	3.43
12/31/2008	13.25	0.35	(5.06)	(4.71)	(0.41)		(1.06)	7.07	(35.23)		343,607	80	0.65	3.04
Class B
06/30/2013	15.34	0.24	1.54	1.78	—		—	17.12	11.67	(f)	563	86	0.44	2.87
12/31/2012	13.37	0.54	1.84	2.38	(0.34)		(0.07)	15.34	17.90		562	84	0.44	3.71
12/31/2011	12.59	0.35	0.80	1.15	(0.37)		—	13.37	9.15		501	100	0.44	2.66
12/31/2010	10.46	0.39	2.03	2.42	(0.29)		—	12.59	23.16		423	109	0.45	3.30
12/31/2009	7.11	0.30	3.49	3.79	(0.44)		—	10.46	53.31		253	67	0.45	3.62
12/31/2008	13.36	0.37	(5.11)	(4.74)	(0.45)		(1.06)	7.11	(35.17)		151	80	0.45	3.23
JNL/Mellon Capital Select Small-Cap Fund
Class A
06/30/2013	12.87	0.02	1.66	1.68	—		—	14.55	13.29	(f)	263,513	89	0.65	0.35
12/31/2012	11.12	0.18	1.59	1.77	(0.02)		—	12.87	15.90		259,725	96	0.65	1.42
12/31/2011	11.09	0.03	0.12	0.15	(0.12)		—	11.12	1.36		246,853	92	0.65	0.25
12/31/2010	9.67	0.09	1.38	1.47	(0.05)		—	11.09	15.23		287,058	95	0.65	0.97
12/31/2009	9.30	0.05	0.40	0.45	(0.08)		—	9.67	4.89		337,393	91	0.65	0.55
12/31/2008	19.17	0.10	(7.95)	(7.85)	(0.05)		(1.97)	9.30	(40.06)		308,084	115	0.65	0.58
Class B
06/30/2013	12.85	0.04	1.66	1.70	—		—	14.55	13.46	(f)	135	89	0.45	0.55
12/31/2012	11.10	0.20	1.59	1.79	(0.04)		—	12.85	16.17		122	96	0.45	1.62
12/31/2011	11.07	0.05	0.13	0.18	(0.15)		—	11.10	1.59		105	92	0.45	0.45
12/31/2010	9.66	0.12	1.36	1.48	(0.07)		—	11.07	15.38		110	95	0.45	1.21
12/31/2009	9.30	0.07	0.40	0.47	(0.11)		—	9.66	5.10		100	91	0.45	0.78
12/31/2008	19.22	0.13	(7.97)	(7.84)	(0.11)		(1.97)	9.30	(39.91)		72	115	0.45	0.74
JNL/Mellon Capital JNL 5 Fund
Class A
06/30/2013	9.43	0.13	1.10	1.23	—		—	10.66	13.15	(f)	3,264,318	56	0.64	2.48
12/31/2012	8.23	0.25	1.23	1.48	(0.28)		—	9.43	18.04		3,115,051	67	0.64	2.76
12/31/2011	8.70	0.24	(0.42)	(0.18)	(0.29)		—	8.23	(2.07)		3,037,863	64	0.64	2.78
12/31/2010	7.58	0.24	1.05	1.29	(0.17)		—	8.70	17.11		3,545,906	90	0.64	3.11
12/31/2009	6.33	0.15	1.35	1.50	(0.25)		—	7.58	23.74		3,504,852	28	0.64	2.32
12/31/2008	14.24	0.30	(6.40)	(6.10)	(0.27)		(1.54)	6.33	(42.39)		3,049,435	74	0.64	2.59
Class B
06/30/2013	9.45	0.14	1.10	1.24	—		—	10.69	13.23	(f)	9,471	56	0.44	2.69
12/31/2012	8.25	0.27	1.23	1.50	(0.30)		—	9.45	18.25		8,868	67	0.44	2.97
12/31/2011	8.72	0.26	(0.42)	(0.16)	(0.31)		—	8.25	(1.85)		7,978	64	0.44	2.98
12/31/2010	7.60	0.26	1.05	1.31	(0.19)		—	8.72	17.27		9,381	90	0.44	3.31
12/31/2009	6.34	0.16	1.37	1.53	(0.27)		—	7.60	24.19		8,863	28	0.44	2.51
12/31/2008	14.29	0.32	(6.44)	(6.12)	(0.29)		(1.54)	6.34	(42.35)		7,172	74	0.44	2.81
JNL/Mellon Capital JNL Optimized 5 Fund
Class A
06/30/2013	8.72	0.14	0.60	0.74	—		—	9.46	8.49		379,345	65	0.69	3.05
12/31/2012	7.85	0.26	0.86	1.12	(0.25)		—	8.72	14.31		372,864	68	0.68	3.12
12/31/2011	8.89	0.22	(1.09)	(0.87)	(0.17)		—	7.85	(9.84)		356,585	77	0.68	2.46
12/31/2010	7.97	0.17	0.92	1.09	(0.17)		—	8.89	13.67		497,065	95	0.69	2.13
12/31/2009	5.92	0.12	2.11	2.23	(0.18)		—	7.97	37.72		458,245	19	0.70	1.73
12/31/2008	11.99	0.23	(5.77)	(5.54)	(0.00	)(e)	(0.53)	5.92	(46.08)		316,910	72	0.70	2.48
Class B
06/30/2013	8.67	0.15	0.60	0.75	—		—	9.42	8.65		1,115	65	0.49	3.28
12/31/2012	7.81	0.28	0.85	1.13	(0.27)		—	8.67	14.52		1,045	68	0.48	3.33
12/31/2011	8.86	0.23	(1.09)	(0.86)	(0.19)		—	7.81	(9.77)		836	77	0.48	2.68
12/31/2010	7.93	0.19	0.92	1.11	(0.18)		—	8.86	14.04		1,048	95	0.49	2.32
12/31/2009	5.89	0.13	2.11	2.24	(0.20)		—	7.93	38.00		953	19	0.50	1.91
12/31/2008	11.91	0.24	(5.73)	(5.49)	(0.00	)(e)	(0.53)	5.89	(45.97)		648	72	0.50	2.60

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital VIP Fund
Class A
06/30/2013	$7.27	$0.08	$0.79	$0.87	$—	$—	$8.14	12.10	%(f)	$250,456	68%	0.68%	2.02%
12/31/2012	6.62	0.17	0.63	0.80	(0.15)	—	7.27	12.14		244,048	74	0.68	2.37
12/31/2011	6.97	0.13	(0.38)	(0.25)	(0.10)	—	6.62	(3.66)		256,342	79	0.68	1.83
12/31/2010	6.18	0.11	0.83	0.94	(0.15)	—	6.97	15.32		297,498	101	0.69	1.73
12/31/2009	5.06	0.09	1.12	1.21	(0.09)	—	6.18	23.95		330,358	18	0.69	1.81
12/31/2008	14.55	0.16	(6.51)	(6.35)	(0.18)	(2.96)	5.06	(42.83)		250,184	79	0.69	1.39
Class B
06/30/2013	7.28	0.09	0.79	0.88	—	—	8.16	12.23	(f)	994	68	0.48	2.23
12/31/2012	6.63	0.18	0.64	0.82	(0.17)	—	7.28	12.38		934	74	0.48	2.58
12/31/2011	6.98	0.14	(0.38)	(0.24)	(0.11)	—	6.63	(3.45)		870	79	0.48	2.03
12/31/2010	6.20	0.12	0.83	0.95	(0.17)	—	6.98	15.31		979	101	0.49	1.95
12/31/2009	5.07	0.11	1.12	1.23	(0.10)	—	6.20	24.37		845	18	0.49	2.03
12/31/2008	14.59	0.18	(6.53)	(6.35)	(0.21)	(2.96)	5.07	(42.70)		695	79	0.49	1.60
JNL/Mellon Capital Communications Sector Fund
Class A
06/30/2013	3.84	0.07	0.35	0.42	—	—	4.26	10.94		115,768	31	0.70	3.21
12/31/2012	3.26	0.12	0.54	0.66	(0.08)	—	3.84	20.34		102,731	59	0.70	3.31
12/31/2011	3.47	0.12	(0.23)	(0.11)	(0.10)	—	3.26	(3.19)		59,255	42	0.71	3.45
12/31/2010	2.89	0.11	0.54	0.65	(0.07)	—	3.47	22.53		63,680	50	0.72	3.70
12/31/2009	2.39	0.11	0.50	0.61	(0.11)	—	2.89	25.59		40,864	31	0.72	4.17
12/31/2008	5.78	0.16	(2.49)	(2.33)	(0.24)	(0.82)	2.39	(39.64)		28,835	53	0.76	3.51
Class B
06/30/2013	3.67	0.07	0.34	0.41	—	—	4.08	11.17		103	31	0.50	3.42
12/31/2012	3.11	0.13	0.52	0.65	(0.09)	—	3.67	20.83		94	59	0.50	3.75
12/31/2011	3.32	0.12	(0.23)	(0.11)	(0.10)	—	3.11	(3.18)		107	42	0.51	3.73
12/31/2010	2.77	0.11	0.51	0.62	(0.07)	—	3.32	22.55		153	50	0.52	3.84
12/31/2009	2.29	0.11	0.49	0.60	(0.12)	—	2.77	26.12		110	31	0.52	4.34
12/31/2008	5.66	0.15	(2.43)	(2.28)	(0.27)	(0.82)	2.29	(39.64)		72	53	0.56	3.36
JNL/Mellon Capital Consumer Brands Sector Fund
Class A
06/30/2013	12.58	0.05	2.26	2.31	—	—	14.89	18.36		348,461	6	0.67	0.68
12/31/2012	10.53	0.19	2.28	2.47	(0.05)	(0.37)	12.58	23.47		228,728	29	0.68	1.53
12/31/2011	9.93	0.10	0.55	0.65	(0.05)	—	10.53	6.53		112,726	36	0.70	0.99
12/31/2010	8.12	0.08	1.77	1.85	(0.04)	—	9.93	22.76		78,065	30	0.71	0.91
12/31/2009	6.13	0.07	1.96	2.03	(0.04)	—	8.12	33.14		34,896	27	0.72	1.08
12/31/2008	11.05	0.08	(3.60)	(3.52)	(0.03)	(1.37)	6.13	(31.29)		23,446	56	0.75	0.84
Class B
06/30/2013	12.72	0.06	2.29	2.35	—	—	15.07	18.47		400	6	0.47	0.86
12/31/2012	10.63	0.20	2.32	2.52	(0.06)	(0.37)	12.72	23.72		268	29	0.48	1.67
12/31/2011	10.01	0.12	0.56	0.68	(0.06)	—	10.63	6.79		166	36	0.50	1.16
12/31/2010	8.18	0.09	1.78	1.87	(0.04)	—	10.01	22.92		150	30	0.51	1.08
12/31/2009	6.17	0.09	1.97	2.06	(0.05)	—	8.18	33.41		109	27	0.52	1.31
12/31/2008	11.12	0.09	(3.62)	(3.53)	(0.05)	(1.37)	6.17	(31.20)		86	56	0.55	0.99
JNL/Mellon Capital Financial Sector Fund
Class A
06/30/2013	7.76	0.06	1.35	1.41	—	—	9.17	18.17		358,706	7	0.67	1.45
12/31/2012	6.21	0.11	1.51	1.62	(0.07)	—	7.76	26.12		236,065	32	0.68	1.54
12/31/2011	7.19	0.08	(1.01)	(0.93)	(0.05)	—	6.21	(12.89)		160,983	31	0.68	1.23
12/31/2010	6.41	0.06	0.80	0.86	(0.08)	—	7.19	13.49		182,141	24	0.69	0.86
12/31/2009	5.48	0.10	0.92	1.02	(0.09)	—	6.41	18.62		147,124	22	0.70	1.79
12/31/2008	12.38	0.24	(6.56)	(6.32)	(0.11)	(0.47)	5.48	(50.64)		75,650	32	0.73	2.71
Class B
06/30/2013	7.75	0.07	1.34	1.41	—	—	9.16	18.19		333	7	0.47	1.64
12/31/2012	6.19	0.12	1.52	1.64	(0.08)	—	7.75	26.56		289	32	0.48	1.74
12/31/2011	7.17	0.10	(1.01)	(0.91)	(0.07)	—	6.19	(12.76)		225	31	0.48	1.43
12/31/2010	6.39	0.07	0.80	0.87	(0.09)	—	7.17	13.68		247	24	0.49	1.05
12/31/2009	5.46	0.11	0.92	1.03	(0.10)	—	6.39	18.80		236	22	0.50	2.05
12/31/2008	12.34	0.26	(6.55)	(6.29)	(0.12)	(0.47)	5.46	(50.54)		141	32	0.53	2.79

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Healthcare Sector Fund
Class A
06/30/2013	$14.61	$0.10	$2.91	$3.01	$—		$—	$17.62	20.60%	$710,321	4%	0.66%	1.21%
12/31/2012	12.48	0.22	2.09	2.31	(0.11)		(0.07)	14.61	18.47	432,499	13	0.67	1.57
12/31/2011	11.35	0.17	1.06	1.23	(0.10)		—	12.48	10.88	271,364	27	0.68	1.40
12/31/2010	11.04	0.15	0.28	0.43	(0.12)		—	11.35	3.88	170,516	17	0.69	1.31
12/31/2009	9.53	0.13	1.87	2.00	(0.13)		(0.36)	11.04	20.97	160,212	29	0.70	1.37
12/31/2008	13.34	0.15	(3.29)	(3.14)	(0.09)		(0.58)	9.53	(23.20)	127,267	41	0.70	1.31
Class B
06/30/2013	14.62	0.12	2.90	3.02	—		—	17.64	20.66	662	4	0.46	1.41
12/31/2012	12.47	0.25	2.10	2.35	(0.13)		(0.07)	14.62	18.77	467	13	0.47	1.76
12/31/2011	11.33	0.19	1.07	1.26	(0.12)		—	12.47	11.13	302	27	0.48	1.59
12/31/2010	11.01	0.17	0.28	0.45	(0.13)		—	11.33	4.13	281	17	0.49	1.52
12/31/2009	9.51	0.15	1.86	2.01	(0.15)		(0.36)	11.01	21.12	247	29	0.50	1.56
12/31/2008	13.31	0.17	(3.28)	(3.11)	(0.11)		(0.58)	9.51	(23.05)	200	41	0.50	1.50
JNL/Mellon Capital Oil & Gas Sector Fund
Class A
06/30/2013	28.21	0.23	2.61	2.84	—		—	31.05	10.07	981,849	6	0.66	1.51
12/31/2012	27.43	0.40	0.79	1.19	(0.31)		(0.10)	28.21	4.35	889,620	14	0.66	1.44
12/31/2011	26.76	0.32	0.56	0.88	(0.21)		—	27.43	3.27	864,716	14	0.66	1.14
12/31/2010	22.67	0.28	4.04	4.32	(0.23)		—	26.76	19.11	656,024	14	0.67	1.26
12/31/2009	20.47	0.30	3.76	4.06	(0.20)		(1.66)	22.67	19.97	481,777	19	0.67	1.39
12/31/2008	36.83	0.27	(14.16)	(13.89)	(0.20)		(2.27)	20.47	(37.80)	340,494	39	0.67	0.81
Class B
06/30/2013	28.56	0.26	2.65	2.91	—		—	31.47	10.19	1,294	6	0.46	1.71
12/31/2012	27.77	0.47	0.78	1.25	(0.36)		(0.10)	28.56	4.53	1,153	14	0.46	1.64
12/31/2011	27.06	0.38	0.57	0.95	(0.24)		—	27.77	3.50	1,132	14	0.46	1.34
12/31/2010	22.90	0.33	4.10	4.43	(0.27)		—	27.06	19.37	1,082	14	0.47	1.45
12/31/2009	20.66	0.34	3.81	4.15	(0.25)		(1.66)	22.90	20.22	886	19	0.47	1.57
12/31/2008	37.17	0.34	(14.32)	(13.98)	(0.26)		(2.27)	20.66	(37.70)	721	39	0.47	1.06
JNL/Mellon Capital Technology Sector Fund
Class A
06/30/2013	7.39	0.04	0.30	0.34	—		—	7.73	4.60	459,796	5	0.67	1.03
12/31/2012	7.03	0.06	0.72	0.78	(0.02)		(0.40)	7.39	11.23	431,124	20	0.67	0.80
12/31/2011	7.22	0.03	(0.05)	(0.02)	(0.01)		(0.16)	7.03	(0.33)	336,473	26	0.67	0.36
12/31/2010	6.45	0.02	0.76	0.78	(0.01)		—	7.22	12.11	292,219	34	0.68	0.26
12/31/2009	3.94	0.02	2.49	2.51	(0.00	)(e)	—	6.45	63.82	246,091	25	0.69	0.31
12/31/2008	7.68	0.01	(3.35)	(3.34)	(0.00	)(e)	(0.40)	3.94	(43.42)	52,884	70	0.73	0.20
Class B
06/30/2013	7.48	0.05	0.30	0.35	—		—	7.83	4.68	344	5	0.47	1.23
12/31/2012	7.10	0.08	0.73	0.81	(0.03)		(0.40)	7.48	11.57	329	20	0.47	0.99
12/31/2011	7.29	0.04	(0.05)	(0.01)	(0.02)		(0.16)	7.10	(0.18)	305	26	0.47	0.54
12/31/2010	6.51	0.03	0.77	0.80	(0.02)		—	7.29	12.26	451	34	0.48	0.45
12/31/2009	3.97	0.03	2.52	2.55	(0.01)		—	6.51	64.21	404	25	0.49	0.55
12/31/2008	7.74	0.02	(3.38)	(3.36)	(0.01)		(0.40)	3.97	(43.31)	104	70	0.53	0.37

(a)	Calculated using the average shares method.
(b)	Annualized for periods less than one year.
(c)	Total return assumes reinvestment of all distributions for the period. Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(d)	Not annualized for periods of less than one year.
(e)	Amount represents less than $0.005.
(f)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows: JNL/Mellon Capital Global 15 Fund - 3.51%; JNL/Mellon Capital Dow Dividend Fund - 14.46% and 14.63%; JNL/Mellon Capital NYSE International 25 Fund - 1.03% and 1.04%; JNL/Mellon Capital 25 Fund - 11.51% and 11.60%; JNL/Mellon Capital Select Small-Cap Fund - 13.05% and 13.23%; JNL/Mellon Capital JNL 5 Fund - 13.04% and 13.12%; JNL/Mellon Capital VIP Fund - 11.97% and 12.09%.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2013

NOTE 1.  ORGANIZATION

The JNL Variable Fund LLC is a limited liability company organized under the laws of Delaware, by an Operating Agreement dated February 11, 1999, as amended December 13, 2001.  The JNL Variable Fund LLC includes the following twenty (20) separate Funds, (each a “Fund”, and collectively, “Funds”), each sub-advised by Mellon Capital Management Corporation:  JNL/Mellon Capital Dow 10 Fund, JNL/Mellon Capital S&P 10 Fund, JNL/Mellon Capital Global 15 Fund, JNL/Mellon Capital Nasdaq 25 Fund, JNL/Mellon Capital Value Line 30 Fund, JNL/Mellon Capital Dow Dividend Fund, JNL/Mellon Capital S&P 24 Fund, JNL/Mellon Capital S&P SMid 60 Fund, JNL/Mellon Capital NYSE International 25 Fund, JNL/Mellon Capital 25 Fund, JNL/Mellon Capital Select Small-Cap Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital Optimized 5 Fund, JNL/Mellon Capital VIP Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund and JNL/Mellon Capital Technology Sector Fund.  The composition of portfolios for certain Funds is determined on an annual basis utilizing stock selection criteria described in the Funds’ prospectus.  The Funds are registered with the U.S. Securities and Exchange Commission (“SEC”) as non-diversified funds under the Investment Company Act of 1940, as amended (“1940 Act”).

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to each of the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  Shares are presently offered to Jackson, Jackson National Life Insurance Company of New York, and affiliated separate accounts to fund the benefits of variable annuity and variable life policies.  Shares are also sold to qualified and non-qualified retirement plans as well as certain affiliated “funds of funds”.

All Funds, except for JNL/Mellon Capital Dow 10 Fund, JNL/Mellon Capital S&P 10 Fund and JNL/Mellon Capital Global 15 Fund, are regulated investment companies (each a “RIC Fund”) and offer Class A and Class B shares.  The two classes differ principally in applicable 12b-1 fees.  Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  Each share class also has different voting rights on matters affecting a single class.  No class has preferential dividend rights.  JNL/Mellon Capital Dow 10 Fund, JNL/Mellon Capital S&P 10 Fund and JNL/Mellon Capital Global 15 Fund are each a limited liability company with its interests solely owned by Jackson National Separate Account-I.

Effective April 29, 2013, the names of the following Funds changed.

Old Fund Name:	Effective April 29, 2013:
JNL/Mellon Capital Management Dow 10 Fund	JNL/Mellon Capital Dow 10 Fund
JNL/Mellon Capital Management S&P 10 Fund	JNL/Mellon Capital S&P 10 Fund
JNL/Mellon Capital Management Global 15 Fund	JNL/Mellon Capital Global 15 Fund
JNL/Mellon Capital Management Nasdaq 25 Fund	JNL/Mellon Capital Nasdaq 25 Fund
JNL/Mellon Capital Management Value Line 30 Fund	JNL/Mellon Capital Value Line 30 Fund
JNL/Mellon Capital Management Dow Dividend Fund	JNL/Mellon Capital Dow Dividend Fund
JNL/Mellon Capital Management S&P 24 Fund	JNL/Mellon Capital S&P 24 Fund
JNL/Mellon Capital Management S&P SMid60 Fund	JNL/Mellon Capital S&P SMid60 Fund
JNL/Mellon Capital Management NYSE International 25 Fund	JNL/Mellon Capital NYSE International 25 Fund
JNL/Mellon Capital Management 25 Fund	JNL/Mellon Capital 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund	JNL/Mellon Capital Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund	JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund	JNL/Mellon Capital JNL Optimized 5 Fund
JNL/Mellon Capital Management VIP Fund	JNL/Mellon Capital VIP Fund
JNL/Mellon Capital Management Communications Sector Fund	JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund	JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund	JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund	JNL/Mellon Capital Technology Sector Fund

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”):

Security Valuation - Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Funds and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2013

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The securities lending collateral fund, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.  Other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Adviser may rely on pricing services or other sources, including the Funds’ Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP.  For all the RIC Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, for the RIC Funds will be distributed at least annually, to the extent they exceed available capital loss carryforwards.  For all other Funds, no distributions of net investment income or realized capital gains are required; therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available.  Income received in lieu of dividends for securities loaned are included in dividends in the Statements of Operations.  Interest income is accrued daily.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Funds that are directly attributable to a specific Fund are charged to that Fund.  Expenses attributable to a specific class of shares are charged to that class.  Other Fund level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2013

Guarantees and Indemnifications - In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities.  Each Fund’s maximum exposure under these arrangements is unknown.  However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under the Funds’ organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, certain of the Funds’ contracts with service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3.  FINANCIAL ACCOUNTING STANDARDS BOARD (“FASB”) ACCOUNTING STANDARDS CODIFICATION (“ASC”) TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  There were no indirect observable inputs used to value Level 2 securities during the period.  Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate the valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities (in thousands) as of June 30, 2013 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Dow 10 Fund
Common Stocks	$540,479	$—	$—	$540,479
Short Term Investments	49,791	—	—	49,791
Fund Total	$590,270	$—	$—	$590,270

JNL/Mellon Capital S&P 10 Fund
Common Stocks	$251,405	$—	$—	$251,405
Fund Total	$251,405	$—	$—	$251,405

JNL/Mellon Capital Global 15 Fund
Common Stocks	$148,261	$251,702	$—	$399,963
Short Term Investments	23,933	—	—	23,933
Fund Total	$172,194	$251,702	$—	$423,896

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Nasdaq 25 Fund
Common Stocks	$467,241	$—	$—	$467,241
Short Term Investments	11,009	—	—	11,009
Fund Total	$478,250	$—	$—	$478,250

JNL/Mellon Capital Value Line 30 Fund
Common Stocks	$709,504	$—	$—	$709,504
Short Term Investments	56,847	—	—	56,847
Fund Total	$766,351	$—	$—	$766,351

JNL/Mellon Capital Dow Dividend Fund
Common Stocks	$464,065	$—	$—	$464,065
Short Term Investments	24,722	—	—	24,722
Fund Total	$488,787	$—	$—	$488,787

JNL/Mellon Capital S&P 24 Fund
Common Stocks	$645,479	$—	$—	$645,479
Short Term Investments	2,310	—	—	2,310
Fund Total	$647,789	$—	$—	$647,789

JNL/Mellon Capital S&P SMid 60 Fund
Common Stocks	$571,386	$—	$—	$571,386
Short Term Investments	27,481	—	—	27,481
Fund Total	$598,867	$—	$—	$598,867

JNL/Mellon Capital NYSE International 25 Fund
Common Stocks	$64,154	$—	$—	$64,154
Short Term Investments	19,083	—	—	19,083
Fund Total	$83,237	$—	$—	$83,237

JNL/Mellon Capital 25 Fund
Common Stocks	$818,507	$—	$—	$818,507
Short Term Investments	73,966	—	—	73,966
Fund Total	$892,473	$—	$—	$892,473

JNL/Mellon Capital Select Small-Cap Fund
Common Stocks	$262,869	$—	$—	$262,869
Short Term Investments	27,640	—	—	27,640
Fund Total	$290,509	$—	$—	$290,509

JNL/Mellon Capital JNL 5 Fund
Common Stocks	$2,905,643	$351,565	$—	$3,257,208
Short Term Investments	122,841	—	—	122,841
Fund Total	$3,028,484	$351,565	$—	$3,380,049

JNL/Mellon Capital JNL Optimized 5 Fund
Common Stocks	$267,609	$110,908	$—	$378,517
Rights	115	—	—	115
Short Term Investments	15,075	—	—	15,075
Fund Total	$282,799	$110,908	$—	$393,707

JNL/Mellon Capital VIP Fund
Common Stocks	$214,903	$36,406	$—	$251,309
Rights	52	—	—	52
Short Term Investments	10,219	—	—	10,219
Fund Total	$225,174	$36,406	$—	$261,580

JNL/Mellon Capital Communications Sector Fund
Common Stocks	115,450	—	—	115,450
Short Term Investments	13,710	—	—	13,710
Fund Total	$129,160	$—	$—	$129,160

JNL/Mellon Capital Consumer Brands Sector Fund
Common Stocks	$348,196	$—	$—	$348,196
Short Term Investments	8,501	—	—	8,501
Fund Total	$356,697	$—	$—	$356,697

JNL/Mellon Capital Financial Sector Fund
Common Stocks	$356,931	$—	$—	$356,931
Short Term Investments	9,667	—	—	9,667
Fund Total	$366,598	$—	$—	$366,598

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Healthcare Sector Fund
Common Stocks	$708,123	$—	$—	$708,123
Short Term Investments	14,919	—	—	14,919
Fund Total	$723,042	$—	$—	$723,042

JNL/Mellon Capital Oil & Gas Sector Fund
Common Stocks	$981,486	$—	$—	$981,486
Short Term Investments	13,952	—	—	13,952
Fund Total	$995,438	$—	$—	$995,438

JNL/Mellon Capital Technology Sector Fund
Common Stocks	$459,607	$—	$—	$459,607
Short Term Investments	9,891	—	—	9,891
Fund Total	$469,498	$—	$—	$469,498

The Funds recognize transfers between levels as of the beginning of the period.  The following table summarizes significant recurring transfers (in thousands) between Level 1 and Level 2 valuations for the period ended June 30, 2013:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfer for a security whose financial statement valuation was adjusted for a significant after hours market movement subsequent to June 28, 2013, the last business day of the period
JNL/ Mellon Capital Healthcare Sector Fund
Common Stocks	$—	$1,330

NOTE 4.  INVESTMENTS AND RISKS

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and per the securities lending agreement is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  Cash collateral received from the borrower is recorded to the Statements of Assets and Liabilities as payable upon return of securities loaned and investments - affiliated, at value and cost.  The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities.  The Fund’s net exposure to the borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.   In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Funds.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Securities that are not valued at amortized cost are generally valued based on prices furnished by pricing services.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2013

fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S., foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Industry Concentration Risk - A Fund may concentrate its investments in a particular industry.  Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than others.  To the extent that a Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

NOTE 5.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee - Each Fund has an investment advisory agreement with JNAM, whereby, JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid to Mellon Capital Management Corporation as compensation for sub-advisory services.  The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

Assets	Annual Rate
$0 to $50 million	0.34%
$50 million to $100 million	0.31
$100 million to $750 million	0.28
Over $750 million	0.27

Administrative Fee - JNAM also serves as the “Administrator” to the Funds.  The Funds pay an annual administrative fee of 0.15% of the average daily net assets of each Fund, accrued daily and paid monthly, except for the JNL/Mellon Capital Global 15 Fund and the JNL/Mellon Capital NYSE International 25 Fund, which each pay an annual administrative fee of 0.20% of the average daily net assets.

In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers, and a portion of the costs associated with the Chief Compliance Officer.

Rule 12b-1 Fee - The Funds adopted a Distribution Plan under the provisions of Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A shares (through the sale of variable insurance products funded by the Funds).  Jackson National Life Distributors LLC (“JNLD”), a wholly-owned subsidiary of Jackson, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares.  JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries.  The maximum annual Rule 12b-1 fee allowed is 0.20% of the average daily net assets attributable to the Class A shares.  Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in the Statements of Operations.

Deferred Compensation Plan - Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Managers may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Manager.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Prior to January 1, 2007, Managers were able to defer the receipt of their compensation under a separate plan.  Deferred amounts under this plan are credited at a fixed annual rate of return of five percent (5%).  Liabilities related to deferred balances are included in payable for manager fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in manager fees set forth in the Statements of Operations.

Investments in Affiliates - During the period ended June 30, 2013, certain Funds invested in a money market fund which is managed by the Adviser.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser.  The total value and cost of such affiliated investments are disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2013

NOTE 6.  BORROWING ARRANGEMENTS

Effective June 7, 2013, the Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders.  The Funds participate in the SCA with other funds managed by JNAM and Curian Capital, LLC, an affiliate of JNAM, in a credit facility which is used solely to finance shareholder redemptions or for other temporary or emergency purposes.  The Funds may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Funds’ prospectuses and the 1940 Act.  Interest on borrowings are payable at the greater of the Federal Funds Rate or the one month LIBOR rate, plus 1.00% on an annualized basis.  The Funds pay an annual commitment fee of 0.075% for this facility and an annual administration fee to JPM Chase.  No amounts were borrowed under the facility during the period.  The fees are included in other expenses in the Funds’ Statements of Operations.

NOTE 7.  INCOME TAX MATTERS

JNL/Mellon Capital Dow 10 Fund, JNL/Mellon Capital S&P 10 Fund and JNL/Mellon Capital Global 15 Fund are each a limited liability company with its interests owned by a single entity:  Jackson National Separate Account-I.  Accordingly, such Funds are not considered separate entities for federal income tax purposes, and therefore, are taxed as part of the operations of Jackson.

Each RIC Fund is a separate taxpayer for federal income tax purposes.  Each RIC Fund intends to qualify as a regulated investment company and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest and dividend income and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract.

The following information is presented on an income tax basis (in thousands).  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, and distribution adjustments.  These reclassifications have no impact on net assets.

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010.  In general, the provisions of the Act were effective for the Funds’ fiscal year ending December 31, 2011.  Under the Act, a Fund is permitted to carry forward capital losses for an unlimited period.  However, any losses incurred during post-enactment taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, and are not considered exclusively short-term as under previous law.

At December 31, 2012, the Funds’ last fiscal year end, the following Funds had pre-enactment unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains.  If not used, the capital loss carryovers will expire as follows:

	Amount	Year(s) of Expiration
JNL/Mellon Capital Value Line 30 Fund	$313,232	2017
JNL/Mellon Capital Dow Dividend Fund	170,677	2017-2018
JNL/Mellon Capital NYSE International 25 Fund	20,163	2016-2017
JNL/Mellon Capital Select Small-Cap Fund	205,474	2017
JNL/Mellon Capital JNL 5 Fund	1,784,262	2017
JNL/Mellon Capital JNL Optimized 5 Fund	109,562	2017
JNL/Mellon Capital VIP Fund	114,747	2017
JNL/Mellon Capital Communications Sector Fund	10,665	2016-2018

At December 31, 2012, the Funds’ last fiscal year end, the following Funds had post-enactment unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains and will be carried forward indefinitely and retain their character as follows:

	Short Term Capital Losses	Long Term Capital Losses
JNL/Mellon Capital Value Line 30 Fund	$156,696	$14,046
JNL/Mellon Capital NYSE International 25 Fund	8,344	15,150
JNL/Mellon Capital JNL Optimized 5 Fund	20,016	—
JNL/Mellon Capital VIP Fund	358	—

At December 31, 2012, the Funds’ last fiscal year end, the Funds had no capital, currency and/or PFIC mark-to-market losses realized after October 31, 2012 (“Post-October losses”).

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2013

As of June 30, 2013, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Nasdaq 25 Fund	$401,007	$85,934	$(8,691)	$77,243
JNL/Mellon Capital Value Line 30 Fund	704,588	84,139	(22,376)	61,763
JNL/Mellon Capital Dow Dividend Fund	444,577	55,126	(10,916)	44,210
JNL/Mellon Capital S&P 24 Fund	564,684	88,289	(5,184)	83,105
JNL/Mellon Capital S&P SMid 60 Fund	532,975	89,491	(23,599)	65,892
JNL/Mellon Capital NYSE International 25 Fund	91,273	3,865	(11,901)	(8,036)
JNL/Mellon Capital 25 Fund	882,151	52,460	(42,138)	10,322
JNL/Mellon Capital Select Small-Cap Fund	271,440	28,906	(9,837)	19,069
JNL/Mellon Capital JNL 5 Fund	2,959,749	529,991	(109,691)	420,300
JNL/Mellon Capital JNL Optimized 5 Fund	377,636	48,691	(32,620)	16,071
JNL/Mellon Capital VIP Fund	236,554	36,695	(11,669)	25,026
JNL/Mellon Capital Communications Sector Fund	122,958	12,609	(6,407)	6,202
JNL/Mellon Capital Consumer Brands Sector Fund	295,760	65,106	(4,169)	60,937
JNL/Mellon Capital Financial Sector Fund	338,131	40,621	(12,154)	28,467
JNL/Mellon Capital Healthcare Sector Fund	600,244	131,520	(8,722)	122,798
JNL/Mellon Capital Oil & Gas Sector Fund	880,476	169,067	(54,105)	114,962
JNL/Mellon Capital Technology Sector Fund	421,759	78,448	(30,709)	47,739

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2012 was as follows:

	Net Ordinary Income*	Long-term Capital Gain
JNL/Mellon Capital Nasdaq 25 Fund	$849	$2,848
JNL/Mellon Capital Value Line 30 Fund	450	—
JNL/Mellon Capital Dow Dividend Fund	10,766	—
JNL/Mellon Capital S&P 24 Fund	45,328	2,082
JNL/Mellon Capital S&P SMid 60 Fund	21,541	14,669
JNL/Mellon Capital NYSE International 25 Fund	2,963	—
JNL/Mellon Capital 25 Fund	13,675	3,166
JNL/Mellon Capital Select Small-Cap Fund	368	—
JNL/Mellon Capital JNL 5 Fund	91,222	—
JNL/Mellon Capital JNL Optimized 5 Fund	10,530	—
JNL/Mellon Capital VIP Fund	5,050	—
JNL/Mellon Capital Communications Sector Fund	2,126	—
JNL/Mellon Capital Consumer Brands Sector Fund	853	6,425
JNL/Mellon Capital Financial Sector Fund	2,168	—
JNL/Mellon Capital Healthcare Sector Fund	3,213	1,965
JNL/Mellon Capital Oil & Gas Sector Fund	9,656	3,128
JNL/Mellon Capital Technology Sector Fund	1,683	22,351

*   Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2009, 2010, 2011 and 2012, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2013.

NOTE 8.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes except for the following:

Board Meeting Approval - At a meeting held May 30 and 31, 2013, the Board voted to approve JNL/Mellon Capital S&P 24 Fund acquiring JNL/Mellon Capital S&P 10 Fund effective September 16, 2013.

JNL Variable Fund LLC (Unaudited)

Additional Disclosures

June 30, 2013

Disclosure of Fund Expenses

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Annualized Expense Ratios	Expenses Paid During Period
JNL/Mellon Capital Dow 10 Fund
Class A	$1,000.00	$1,201.70	0.67%	$3.60	$1,000.00	$1,021.50	0.67%	$3.31
JNL/Mellon Capital S&P 10 Fund
Class A	1,000.00	1,107.50	0.67	3.50	1,000.00	1,021.47	0.67	3.36
JNL/Mellon Capital Global 15 Fund
Class A	1,000.00	1,035.10	0.70	3.53	1,000.00	1,021.32	0.70	3.51
JNL/Mellon Capital Nasdaq 25 Fund
Class A	1,000.00	1,151.00	0.68	3.63	1,000.00	1,021.41	0.68	3.41
Class B	1,000.00	1,152.80	0.48	2.56	1,000.00	1,022.40	0.48	2.41
JNL/Mellon Capital Value Line 30 Fund
Class A	1,000.00	1,108.70	0.73	3.82	1,000.00	1,021.19	0.73	3.66
Class B	1,000.00	1,111.50	0.53	2.77	1,000.00	1,022.19	0.53	2.66
JNL/Mellon Capital Dow Dividend Fund
Class A	1,000.00	1,144.60	0.67	3.56	1,000.00	1,021.49	0.67	3.36
Class B	1,000.00	1,146.30	0.47	2.50	1,000.00	1,022.48	0.47	2.36
JNL/Mellon Capital S&P 24 Fund
Class A	1,000.00	1,147.50	0.66	3.51	1,000.00	1,021.52	0.66	3.31
Class B	1,000.00	1,148.50	0.46	2.45	1,000.00	1,022.51	0.46	2.31
JNL/Mellon Capital S&P SMid 60 Fund
Class A	1,000.00	1,157.20	0.66	3.53	1,000.00	1,021.51	0.66	3.31
Class B	1,000.00	1,158.80	0.46	2.46	1,000.00	1,022.50	0.46	2.31
JNL/Mellon Capital NYSE International 25 Fund
Class A	1,000.00	1,010.30	0.81	4.04	1,000.00	1,020.77	0.81	4.06
Class B	1,000.00	1,010.40	0.61	3.04	1,000.00	1,021.77	0.61	3.06
JNL/Mellon Capital 25 Fund
Class A	1,000.00	1,115.10	0.64	3.36	1,000.00	1,021.63	0.64	3.21
Class B	1,000.00	1,116.00	0.44	2.31	1,000.00	1,022.62	0.44	2.21
JNL/Mellon Capital Select Small-Cap Fund
Class A	1,000.00	1,130.50	0.65	3.43	1,000.00	1,021.57	0.65	3.26
Class B	1,000.00	1,132.30	0.45	2.38	1,000.00	1,022.56	0.45	2.26
JNL/Mellon Capital JNL 5 Fund
Class A	1,000.00	1,130.40	0.64	3.38	1,000.00	1,021.64	0.64	3.21
Class B	1,000.00	1,131.20	0.44	2.33	1,000.00	1,022.63	0.44	2.21
JNL/Mellon Capital JNL Optimized 5 Fund
Class A	1,000.00	1,084.90	0.69	3.57	1,000.00	1,021.35	0.69	3.46
Class B	1,000.00	1,086.50	0.49	2.54	1,000.00	1,022.35	0.49	2.46
JNL/Mellon Capital VIP Fund
Class A	1,000.00	1,119.70	0.68	3.57	1,000.00	1,021.44	0.68	3.41
Class B	1,000.00	1,120.90	0.48	2.52	1,000.00	1,022.43	0.48	2.41
JNL/Mellon Capital Communications Sector Fund
Class A	1,000.00	1,109.40	0.70	3.66	1,000.00	1,021.33	0.70	3.51
Class B	1,000.00	1,111.70	0.50	2.62	1,000.00	1,022.32	0.50	2.51

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Annualized Expense Ratios	Expenses Paid During Period
JNL/Mellon Capital Consumer Brands Sector Fund
Class A	$1,000.00	$1,183.60	0.67%	$3.63	$1,000.00	$1,021.47	0.67%	$3.36
Class B	1,000.00	1,184.70	0.47	2.55	1,000.00	1,022.46	0.47	2.36
JNL/Mellon Capital Financial Sector Fund
Class A	1,000.00	1,181.70	0.67	3.62	1,000.00	1,021.47	0.67	3.36
Class B	1,000.00	1,181.90	0.47	2.54	1,000.00	1,022.46	0.47	2.36
JNL/Mellon Capital Healthcare Sector Fund
Class A	1,000.00	1,206.00	0.66	3.61	1,000.00	1,021.51	0.66	3.31
Class B	1,000.00	1,206.60	0.46	2.52	1,000.00	1,022.50	0.46	2.31
JNL/Mellon Capital Oil & Gas Sector Fund
Class A	1,000.00	1,100.70	0.66	3.44	1,000.00	1,021.53	0.66	3.31
Class B	1,000.00	1,101.90	0.46	2.40	1,000.00	1,022.52	0.46	2.31
JNL/Mellon Capital Technology Sector Fund
Class A	1,000.00	1,046.00	0.67	3.40	1,000.00	1,021.49	0.67	3.36
Class B	1,000.00	1,046.80	0.47	2.39	1,000.00	1,022.48	0.47	2.36

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Guidelines

The Board has adopted the proxy voting policy and procedures (“Policy”) of the Funds’ Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to the Sub-Adviser.  The Funds have approved each of the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders.  The Sub-Adviser generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders.  The Sub-Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  For example, JNAM shall permit a Sub-Adviser to abstain from voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote.  In addition, the Sub-Adviser will monitor situations that may result in a conflict of interest in accordance with their policies and procedures.  A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Variable Fund LLC, P.O. Box 378002, Denver, Colorado 80237-8002 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (“FUND”)

The interested Manager and the Officers of the Fund (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers.  The following persons, who are disinterested Managers of the Fund, and the Fund’s Chief Compliance Officer, received from the Fund the compensation amounts indicated for the services as such for the six-month period ended June 30, 2013:

MANAGER	AGGREGATE COMPENSATION FROM THE JNL VARIABLE FUND(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM JNL VARIABLE FUND AND FUND COMPLEX
Michael Bouchard	$9,665	$0	$0	$95,000	(4)
William J. Crowley, Jr.	$10,682	$0	$0	$105,000	(5)
Dominic D’Annunzio	$9,919	$0	$0	$97,500	(6)
Michelle Engler (3)	$12,208	$0	$0	$120,000
James Henry	$9,919	$0	$0	$97,500	(7)
Richard McLellan	$9,665	$0	$0	$95,000
William R. Rybak	$10,428	$0	$0	$102,500
Patricia Woodworth	$9,665	$0	$0	$95,000	(8)
Steven J. Fredricks (2)	$26,904	$0	$0	$264,460

(1)             The fees paid to the independent Managers are paid for combined service on the Boards of the Fund, JNL Investors Series Trust, JNL Series Trust, and JNL Strategic Income Fund LLC (the “Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Managers are $807,500.

(2)             Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex.  The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

(3)             Ms. Engler is an ex officio (non-voting) member of the Governance Committee.  Therefore, she does not receive any compensation as a member of the Governance Committee.

(4)             Amount includes $2,375 deferred by Mr. Bouchard.

(5)             Amount includes $85,088 deferred by Mr. Crowley.

(6)             Amount includes $48,750 deferred by Mr. D’Annunzio.

(7)             Amount includes $87,750 deferred by Mr. Henry.

(8)             Amount includes $95,000 deferred by Ms. Woodworth.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48951 or by visiting www.jackson.com.

JNL VARIABLE FUND LLC

(“JNL VARIABLE FUND”)

APPROVAL OF THE FUND’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Managers of the JNL Variable Fund (“Board”) oversees the management of the JNL Variable Fund and its separate Funds (each a “Fund” and collectively, the “Funds”) and, as required by law, determines annually whether to approve the advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”), and with each Fund’s sub-adviser (“Sub-Advisory Agreement” and, collectively with the Advisory Agreement, the “Agreements”).

At a meeting on May 30-31, 2013, the Board, including all of the independent managers, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (“Independent Managers”), considered information relating to the continuation of these Agreements.  In advance of the meeting, independent legal counsel for the Independent Managers requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration.  At the conclusion of the Board’s discussion, the Board approved the Agreements through June 30, 2014.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) cost of services of each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Fund.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Managers, concluded that the Agreements are in the best interests of the shareholders of the applicable Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Adviser.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Adviser pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Fund.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Fund, including the Fund’s distributor, transfer agent, and custodian.  With respect to JNAM’s oversight of the Sub-Adviser, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Adviser.  The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, to approve the Sub-Advisory Agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Adviser’s portfolio managers who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund as described in quarterly reports prepared by management.  The Board noted that the Adviser reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies.  The Board also considered the performance of each Fund, including how the Fund performed versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark index (“benchmark”).  For certain Funds, the Board considered the relevant custom benchmark or relevant blended benchmark.  This consideration was based on JNAM’s assertion that the custom or blended benchmark is, in some circumstances, a more meaningful source of comparative information than a broad-based benchmark index for certain Funds that use a limited or unique investment focus or where the peer group may not be a good source of comparative information.  The performance reviewed by the Board was for periods ended on December 31, 2012 (unless otherwise noted).  When available, the Board considered one-, five-, ten-year, or since inception performance.

JNL/Mellon Capital DowSM 10 Fund.  The Board considered that the Fund outperformed its peer group for the one-year period, but underperformed its peer group for the five- and ten-year periods.  The Board took into account that the Fund underperformed its custom benchmark for the one- and five-year periods. The Board, however, also noted the Fund’s unique investment mandate and that as of March 31, 2013 its gross rolling one-year performance was within 0.2% of its  benchmark for all periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital S&P® 10 Fund.  The Board considered that the Fund outperformed its peer group for the one-year period, but underperformed its peer group for the five- and ten-year periods.  The Board also considered that the Fund underperformed its custom benchmark for the one- and five-year periods.  The Board noted that the Fund is managed in a manner consistent with its unique investment strategy, which is to invest in 10 companies from the S&P 500 index. The Board also noted that the Adviser was proposing to merge the Fund with the JNL/Mellon Capital S&P® 24 Fund effective September 16, 2013. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in anticipation of the pending merger.

JNL/Mellon Capital Global 15 Fund.  The Board noted that the Fund outperformed its peer group for the one-year period, but underperformed its peer group for the five- and ten-year periods.  The Board also considered that the Fund underperformed its custom benchmark for the one- and five-year periods.  The Board noted, however, the Fund’s unique investment mandate and considered information from the Advisers indicating that the Fund is managed in a manner consistent with that mandate and that the Fund’s gross performance as of March 31, 2013 outperformed its custom benchmark for the one-year period and was within 0.2% for the three- and five-year periods.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital 25 Fund.  The Board took into account that the Fund outperformed its peer group for the one- and five-year periods and was equal to its peer group average for the ten-year period.  The Board also considered that the Fund underperformed its custom benchmark for the five-year period, but outperformed its custom benchmark for the one-year period.  The Board noted, however, the Fund’s unique investment mandate and considered information from the Advisers indicating that the Fund is managed in a manner consistent with that mandate.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Select Small-Cap Fund.  The Board took into account that the Fund’s one- and five-year performance was equal to its custom benchmark, but it underperformed its custom benchmark for the three-year period. The Board noted that JNAM was proposing to merge the Fund with the JNL/Mellon Capital Small Cap Index Fund effective September 16, 2013. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in anticipation of the pending merger.

JNL/Mellon Capital Nasdaq® 25 Fund.  The Board took into account that the Fund outperformed its peer group for the one-year period, but underperformed its peer group for the five-year and since inception periods.  The Board also considered that the Fund underperformed its custom benchmark for one- and five-year periods.  The Board noted, however, the Fund’s unique investment mandate and considered information from the Advisers indicating that the Fund is managed in a manner consistent with that mandate and that the Fund’s gross performance as of March 31, 2013 was within 0.1% of its custom benchmark for all periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Value Line® 30 Fund.  The Board noted that the Fund underperformed its custom benchmark for the one- and five-year periods and underperformed its peer group for all periods.  The Board noted, however, the Fund’s unique investment mandate and considered information from  JNAM indicating that the Fund is managed in a manner consistent with that mandate and that the Fund’s gross performance as of March 31, 2013 outperformed its custom benchmark for all periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital DowSM Dividend Fund.  The Board considered that the Fund underperformed its custom benchmark for the one- and five-year periods and underperformed its peer group for all periods.  The Board noted, however, the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate.  The Board also considered that the Adviser was proposing to merge the Fund with the JNL/S&P Dividend Income & Growth Fund of JNL Series Trust effective September 16, 2013. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in anticipation of the pending merger.

JNL/Mellon Capital S&P® 24 Fund.  The Board considered that the Fund outperformed its peer group for the five-year period, but underperformed its peer group for the one-year and since inception periods. The Board also took into account that the Fund underperformed its custom benchmark for the one- and five-year periods.  The Board noted, however, the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate.  The Board also considered that the Fund’s gross performance as of March 31, 2013 was equal to its custom benchmark for the five-year period and outperformed the benchmark for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital JNL 5 Fund.  The Board considered that the Fund outperformed its peer group for the one-year period, but underperformed its peer group for the five-year and since inception periods. The Board noted that the Fund underperformed its custom benchmark for the one- and five-year periods.  The Board also noted, however, the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate and that the Fund’s gross performance as of March 31, 2013 outperformed its custom benchmark for all periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital VIP Fund.  The Board took into account that the Fund underperformed its custom benchmark and the peer group for the one- and five-year periods.  The Board noted, however, JNAM’s assertion that the Fund is managed in a manner consistent with its unique investment strategy and that the Fund’s gross performance as of March 31, 2013 outperformed its custom benchmark for the one-year period and was within 0.2% for the three- and five year periods. The Board also considered that JNAM was proposing to merge the fund with the JNL/Mellon Capital S&P 500 Index Fund of JNL Series Trust effective September 16, 2013. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in anticipation of the pending merger.

JNL/Mellon Capital JNL Optimized 5 Fund.  The Board noted that the Fund performed in-line with its peer group for the one- and five-year periods, but underperformed its peer group since inception. The Board considered that the Fund underperformed its custom benchmark for the one- and five-year periods. The Board also noted, however, the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate and that the Fund’s gross performance as of March 31, 2013 outperformed its custom benchmark for all periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital S&P® SMid 60 Fund.  The Board considered that the Fund outperformed its peer group for the five-year and since inception periods, but underperformed its peer group for the one-year period.  The Board also considered that the Fund underperformed its custom benchmark for the one- and five-year periods.  The Board noted, however, the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital NYSE® International 25 Fund.  The Board took into account that the Fund performed in-line with its peer group for the five-year and since inception periods, but underperformed its peer group for the one-year period. The Board considered that the Fund underperformed its custom benchmark for the one- and five-year periods.  The Board noted, however, the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate and that the Fund’s gross performance as of March 31, 2013 outperformed its custom benchmark for the one-, three- and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Communications Sector Fund.  The Board considered that the Fund outperformed its peer group and benchmark for all periods.  The Board also noted the Fund is limited by diversification requirements under both securities and tax laws, which may contribute to deviation from the benchmark for certain periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Consumer Brands Sector Fund.  The Board took into account that the Fund outperformed the peer group for all periods, but underperformed the benchmark for all periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Financial Sector Fund.  The Board took into account that the Fund outperformed its peer group for all periods and outperformed its benchmark for the five- and ten-year periods, though it underperformed its benchmark for the one-year period.  The Board also noted that the Fund’s gross performance as of March 31, 2013 outperformed its benchmark for all periods.  The Board also noted the Fund is limited by diversification requirements under both securities and tax laws, which may contribute to deviation from the benchmark for certain periods.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Healthcare Sector Fund.  The Board noted that the Fund outperformed its peer group for all periods.  The Board also considered that the Fund underperformed its benchmark for the one- and five-year periods, but outperformed its benchmark for the ten-year period.  The Board noted, however, the Fund’s unique investment mandate and considered information from the Advisers indicating that the Fund is managed in a manner consistent with that mandate.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Oil & Gas Sector Fund.  The Board considered that the Fund outperformed its peer group for all periods and outperformed its benchmark for the ten-year period, but underperformed its benchmark for the one- and five- year periods.  The Board also considered that the Fund’s gross performance as of March 31, 2013 was within 0.1% of its benchmark for the one- and five-year time periods. The Board noted the Fund is limited by diversification requirements under both securities and tax laws, which may contribute to deviation from the benchmark for certain periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Technology Sector Fund.  The Board took under consideration that the Fund outperformed its peer group for the five- and ten-year periods, though it underperformed its benchmark for all periods and underperformed its peer group for the one-year period.  The Board also considered that the Fund’s gross performance as of March 31, 2013 was within 0.2% of its benchmark for the one- and five-year periods. The Board concluded that, in light of the mid- and long-term performance of the Fund against its peer group, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser.  For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any.  The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL/Mellon Capital: DowSM 10 Fund, S&P® 10 Fund, 25 Fund, Select Small Cap Fund, Nasdaq® 25 Fund, DowSM Dividend Fund, S&P® SMid 60 Fund and NYSE® International 25 Fund.  The Board took into account that each Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that each Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Mellon Capital: Global 15 Fund, S&P® 24 Fund, Communications Sector Fund, Consumer Brands Sector Fund, Financial Sector Fund, Healthcare Sector Fund, Oil & Gas Sector Fund, Technology Sector Fund, JNL 5 Fund and JNL Optimized 5 Fund.  The Board took into account that each Fund’s advisory fees are lower than the peer group average and that each Fund is the only fund in the peer group with a sub-advisory fee.  The Board noted that each Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Value Line® 30 Fund.  The Board took into account that the Fund’s advisory fees are equal to the peer group average and that the Fund is the only fund in the peer group with a sub-advisory fee.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital VIP Fund. The Board took into account that the Fund’s advisory fees are one basis point higher than the peer group average. The Board considered that the Fund is the only fund in the peer group with a sub-advisory fee. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of each Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase.  The Board concluded that the advisory fees in some measure share economies of scale with shareholders.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  In addition, certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences.  The Board reviewed the monetary values of these transactions.  Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through its relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s).

JNL Series Trust	PRSRT STD
JNL Variable Fund LLC	U.S. POSTAGE
PAID
One Corporate Way	JACKSON NATIONAL
Lansing, MI 48951	ASSET MANAGEMENT
L.L.C.

VADV6413 06/13

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)           Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Select Small-Cap Fund, the JNL/Mellon Capital Management Technology Sector Fund, and the JNL/Mellon Capital Management VIP Fund, for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) dated June 30, 2013, pursuant to §210.1212 of Regulation S-X.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2013

JNL/Mellon Capital Select Small-Cap Fund

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	18.2%
Industrials	16.7
Information Technology	14.9
Financials	11.8
Health Care	11.3
Materials	8.7
Consumer Staples	3.5
Energy	3.1
Utilities	1.9
Telecommunication Services	0.4
Short Term Investments	9.5
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 20.1%
Belo Corp. - Class A	186	$2,596
Cooper Tire & Rubber Co.	123	4,087
Cracker Barrel Old Country Store Inc.	46	4,389
Dorman Products Inc.	71	3,246
G-III Apparel Group Ltd. (c)	39	1,862
Grand Canyon Education Inc. (c)	89	2,853
Iconix Brand Group Inc. (c)	126	3,720
Lithia Motors Inc. - Class A	44	2,348
Marriott Vacations Worldwide Corp. (c)	69	2,966
MDC Holdings Inc.	95	3,087
Meritage Homes Corp. (c)	70	3,019
Papa John’s International Inc. (c)	43	2,837
Shutterfly Inc. (c)	71	3,945
Skechers U.S.A. Inc. - Class A (c)	76	1,836
SodaStream International Ltd. (d)	40	2,890
Stage Stores Inc.	63	1,472
Standard Motor Products Inc.	44	1,523
Vail Resorts Inc.	70	4,311
		52,987
CONSUMER STAPLES - 3.8%
Boston Beer Co. Inc. (c) (d)	17	2,914
Cott Corp.	185	1,447
J&J Snack Foods Corp.	37	2,851
Prestige Brands Holdings Inc. (c)	99	2,875
		10,087
ENERGY - 3.4%
Bonanza Creek Energy Inc.	78	2,777
Rex Energy Corp. (c)	102	1,802
SemGroup Corp. - Class A	82	4,395
		8,974
FINANCIALS - 13.0%
American Assets Trust Inc.	77	2,384
AmTrust Financial Services Inc. (d)	131	4,691
CapLease Inc.	168	1,421
Cardinal Financial Corp.	59	857
Coresite Realty Corp.	42	1,329
Financial Engines Inc. (d)	95	4,335
First Financial Bankshares Inc. (d)	61	3,422
Flagstar Bancorp Inc. (c) (d)	109	1,522
Forestar Group Inc. (c)	68	1,368
National Financial Partners Corp. (c)	77	1,945
National Health Investors Inc.	54	3,253
Potlatch Corp.	79	3,193
Ramco-Gershenson Properties Trust	113	1,752
Western Alliance Bancorp (c)	169	2,682
		34,154
HEALTH CARE - 12.4%
Abaxis Inc.	43	2,044
Air Methods Corp.	75	2,540
Cynosure Inc. - Class A (c)	31	812
Hanger Orthopedic Group Inc. (c)	67	2,105
ICON Plc (c)	118	4,168
Medicines Co. (c)	105	3,228
MWI Veterinary Supply Inc. (c)	25	3,074
Neurocrine Biosciences Inc. (c)	129	1,731
PAREXEL International Corp. (c)	114	5,215
Vanguard Health Systems Inc. (c)	151	3,135
West Pharmaceutical Services Inc.	68	4,747
		32,799
INDUSTRIALS - 18.4%
AerCap Holdings NV (c)	221	3,862
Allegiant Travel Co.	38	3,999
Altra Holdings Inc.	53	1,448
American Railcar Industries Inc.	41	1,389
Beacon Roofing Supply Inc. (c)	95	3,581
Briggs & Stratton Corp.	94	1,856
CAI International Inc. (c)	43	1,008
Corporate Executive Board Co.	65	4,117
DXP Enterprises Inc. (c)	28	1,832
Interface Inc.	129	2,187
JetBlue Airways Corp. (c)	549	3,459
MasTec Inc. (c)	150	4,919
Primoris Services Corp.	100	1,979
Proto Labs Inc. (c)	49	3,176
Quad/Graphics Inc. - Class A (d)	64	1,545
SkyWest Inc.	101	1,365
Steelcase Inc. - Class A	168	2,443
Trex Co. Inc. (c)	33	1,569
UniFirst Corp.	29	2,690
		48,424
INFORMATION TECHNOLOGY - 16.4%
Acxiom Corp. (c)	144	3,265
Advanced Energy Industries Inc. (c)	75	1,305
Arris Group Inc. (c)	223	3,204
Badger Meter Inc.	28	1,238
CSG Systems International Inc.	66	1,437
Electronics for Imaging Inc. (c)	90	2,539
Ixia (c)	147	2,706
j2 Global Inc. (d)	89	3,803
Magnachip Semiconductor Corp. (c)	68	1,249
Manhattan Associates Inc. (c)	38	2,928
NIC Inc.	128	2,111
OpenTable Inc. (c)	45	2,861
Tyler Technologies Inc. (c)	61	4,212
ValueClick Inc. (c)	148	3,663
Veeco Instruments Inc. (c) (d)	76	2,703
Virtusa Corp. (c)	50	1,118
Zillow Inc. - Class A (c) (d)	52	2,901
		43,243
MATERIALS - 9.7%
Balchem Corp.	58	2,579
Clearwater Paper Corp. (c)	43	2,039
Innospec Inc.	45	1,818
KapStone Paper and Packaging Corp.	93	3,724
P.H. Glatfelter Co.	83	2,075
PolyOne Corp.	195	4,826
RTI International Metals Inc. (c)	59	1,625
Stepan Co.	43	2,388
Worthington Industries Inc.	138	4,364
		25,438

See accompanying Notes to Financial Statements.

	Shares	Value
TELECOMMUNICATION SERVICES - 0.4%
8x8 Inc. (c)	137	1,133

UTILITIES - 2.1%
American States Water Co.	37	2,013
UNS Energy Corp.	81	3,617
		5,630
Total Common Stocks (cost $242,535)		262,869

SHORT TERM INVESTMENTS - 10.5%

Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	337	337

Securities Lending Collateral - 10.4%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	27,303	27,303

Total Short Term Investments (cost $27,640)		27,640

Total Investments - 110.2% (cost $270,175)		290,509
Other Assets and Liabilities, Net - (10.2%)		(26,861)
Total Net Assets - 100.0%		$263,648

JNL/Mellon Capital JNL 5 Fund

Portfolio Composition:	Percentage of Total Investments
Industrials	15.4%
Information Technology	13.3
Financials	12.8
Consumer Discretionary	12.6
Materials	12.5
Health Care	9.5
Telecommunication Services	8.6
Consumer Staples	6.0
Energy	5.6
Utilities	0.1
Short Term Investments	3.6
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 13.0%
Ann Inc. (c)	231	$7,669
Arbitron Inc.	126	5,874
Arctic Cat Inc.	62	2,799
Asbury Automotive Group Inc. (c)	150	6,028
Cinemark Holdings Inc.	889	24,830
Comcast Corp. - Class A	1,541	64,529
CST Brands Inc. (d)	187	5,770
G-III Apparel Group Ltd. (c)	96	4,608
Gap Inc.	1,856	77,447
Genuine Parts Co.	363	28,331
Grand Canyon Education Inc. (c)	213	6,868
Guess? Inc. (d)	938	29,096
Iconix Brand Group Inc. (c)	328	9,633
Krispy Kreme Doughnuts Inc. (c)	313	5,458
Leapfrog Enterprises Inc. - Class A (c) (d)	294	2,897
Lithia Motors Inc. - Class A	109	5,802
McDonald’s Corp.	653	64,643
Movado Group Inc.	89	2,995
Papa John’s International Inc. (c)	111	7,287
Pier 1 Imports Inc.	508	11,936
Pinnacle Entertainment Inc. (c)	278	5,468
Pool Corp.	223	11,699
SodaStream International Ltd. (c) (d)	97	7,037
Sonic Automotive Inc. - Class A	214	4,519
Sturm Ruger & Co. Inc. (d)	92	4,441
Thor Industries Inc.	252	12,393
Vitamin Shoppe Inc. (c)	140	6,281
		426,338
CONSUMER STAPLES - 6.2%
Campbell Soup Co. (d)	662	29,660
ConAgra Foods Inc.	780	27,239
Dr. Pepper Snapple Group Inc.	521	23,911
General Mills Inc.	571	27,708
Kellogg Co.	412	26,457
PepsiCo Inc.	338	27,613
Susser Holdings Corp. (c)	99	4,757
Tesco Plc	7,025	35,376
		202,721
ENERGY - 5.8%
China Petroleum & Chemical Corp.	44,018	30,803
EPL Oil & Gas Inc. (c)	186	5,464
Marathon Petroleum Corp.	914	64,969
Targa Resources Corp.	437	28,091
VAALCO Energy Inc. (c)	286	1,636
Valero Energy Corp.	1,688	58,691
		189,654
FINANCIALS - 13.2%
Altisource Portfolio Solutions SA (c)	111	10,469
AmTrust Financial Services Inc. (d)	320	11,415
Banco Latinoamericano de Comercio Exterior SA - Class E	140	3,141
Bank of America Corp.	4,965	63,853
Bank of China Ltd. - Class H	86,310	35,358
Cardinal Financial Corp.	145	2,119
China Construction Bank Corp. - Class H	47,847	33,623
CNO Financial Group Inc.	1,085	14,068
First Cash Financial Services Inc. (c)	137	6,741
Greenhill & Co. Inc.	136	6,199
Industrial & Commercial Bank of China - Class H (d)	54,289	34,025
Janus Capital Group Inc.	893	7,598
Man Group Plc	28,523	36,030
Netspend Holdings Inc. (c)	331	5,283
Portfolio Recovery Associates Inc. (c)	80	12,315
PrivateBancorp Inc.	355	7,525
RSA Insurance Group Plc	18,851	34,200
Sovran Self Storage Inc.	146	9,450
SunTrust Banks Inc.	2,032	64,139
Symetra Financial Corp.	568	9,077
Texas Capital Bancshares Inc. (c)	195	8,650
ViewPoint Financial Group	189	3,932
Virtus Investment Partners Inc. (c)	37	6,595
Western Alliance Bancorp (c)	416	6,578
		432,383
HEALTH CARE - 9.8%
Abaxis Inc.	104	4,954
Chemed Corp. (d)	93	6,723
Cyberonics Inc. (c)	132	6,854
Haemonetics Corp. (c)	246	10,190
Hanger Orthopedic Group Inc. (c)	166	5,249
ICU Medical Inc. (c)	69	4,957
Johnson & Johnson	822	70,618
Merck & Co. Inc.	1,407	65,352
MWI Veterinary Supply Inc. (c)	61	7,543
Neogen Corp. (c)	116	6,439
PAREXEL International Corp. (c)	281	12,923
Pfizer Inc.	3,829	107,256

See accompanying Notes to Financial Statements.

	Shares	Value
West Pharmaceutical Services Inc.	164	11,522
		320,580
INDUSTRIALS - 15.9%
Aegion Corp. (c)	188	4,236
Allegiant Travel Co.	92	9,748
American Railcar Industries Inc. (d)	102	3,405
Avery Dennison Corp.	662	28,291
AZZ Inc.	121	4,655
BAE Systems Plc	7,008	40,811
Beacon Roofing Supply Inc. (c)	228	8,621
Belden Inc.	211	10,537
Briggs & Stratton Corp.	229	4,544
CAI International Inc. (c)	102	2,410
Citic Pacific Ltd. (d)	25,820	27,533
Covanta Holding Corp.	1,249	25,000
Deluxe Corp.	243	8,434
Emerson Electric Co.	434	23,686
Encore Capital Group Inc. (c) (d)	120	3,969
EnerSys	232	11,365
Franklin Electric Co. Inc.	224	7,550
General Electric Co.	4,575	106,101
Geo Group Inc.	294	9,992
Great Lakes Dredge & Dock Corp.	293	2,294
InnerWorkings Inc. (c) (d)	236	2,558
Interface Inc.	313	5,317
Iron Mountain Inc.	743	19,763
Lindsay Corp.	62	4,645
Macquarie Infrastructure Co. LLC	223	11,904
MasTec Inc. (c)	363	11,948
Northrop Grumman Systems Corp.	340	28,191
Raytheon Co.	400	26,428
Republic Services Inc. - Class A	788	26,731
Steelcase Inc. - Class A	405	5,909
TriMas Corp. (c)	187	6,977
Watsco Inc.	308	25,827
		519,380
INFORMATION TECHNOLOGY - 13.8%
ACI Worldwide Inc. (c)	188	8,754
Badger Meter Inc.	69	3,057
Blucora Inc. (c)	194	3,598
Broadridge Financial Solutions Inc.	1,010	26,836
Electronics for Imaging Inc. (c)	221	6,245
FEI Co.	182	13,284
Harris Corp.	470	23,134
Hewlett-Packard Co.	6,741	167,170
Intel Corp.	4,655	112,751
Ixia (c)	354	6,506
Littelfuse Inc.	112	8,355
Manhattan Associates Inc. (c)	95	7,295
MAXIMUS Inc.	162	12,041
Monolithic Power Systems Inc.	169	4,075
NetScout Systems Inc. (c)	201	4,701
RealD Inc. (c) (d)	241	3,356
Sourcefire Inc. (c)	144	7,987
SPS Commerce Inc. (c)	71	3,909
TiVo Inc. (c)	593	6,550
Tyler Technologies Inc. (c)	146	9,995
Ultratech Inc. (c)	128	4,711
Veeco Instruments Inc. (c) (d)	187	6,616
		450,926
MATERIALS - 12.9%
Air Products & Chemicals Inc.	274	25,072
E.I. du Pont de Nemours & Co.	1,281	67,246
HB Fuller Co.	238	8,999
Kaiser Aluminum Corp.	91	5,650
KapStone Paper and Packaging Corp.	222	8,937
Kronos Worldwide Inc. (d)	1,195	19,411
LyondellBasell Industries NV - Class A	1,010	66,917
MeadWestvaco Corp.	722	24,620
Minerals Technologies Inc.	168	6,962
Nucor Corp. (d)	533	23,074
PPG Industries Inc.	426	62,304
RPM International Inc.	785	25,077
Sherwin-Williams Co.	374	66,129
Worthington Industries Inc.	335	10,623
		421,021
TELECOMMUNICATION SERVICES - 8.8%
AT&T Inc.	2,849	100,844
Cogent Communications Group Inc.	225	6,336
Sprint Nextel Corp. (c)	10,159	71,319
Verizon Communications Inc.	1,331	67,011
Vodafone Group Plc	15,286	43,806
		289,316
UTILITIES - 0.1%
American States Water Co.	91	4,889

Total Common Stocks (cost $2,809,474)		3,257,208

SHORT TERM INVESTMENTS - 3.7%

Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	2,979	2,979

Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	119,862	119,862

Total Short Term Investments (cost $122,841)		122,841

Total Investments - 103.2% (cost $2,932,315)		3,380,049
Other Assets and Liabilities, Net - (3.2%)		(106,260)
Total Net Assets - 100.0%		$3,273,789

JNL/Mellon Capital JNL Optimized 5 Fund

Portfolio Composition:	Percentage of Total Investments
Information Technology	19.9%
Consumer Discretionary	15.0
Health Care	12.3
Industrials	9.7
Financials	9.4
Energy	8.1
Telecommunication Services	6.9
Utilities	6.2
Materials	4.9
Consumer Staples	3.8
Short Term Investments	3.8
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 15.5%
Cinemark Holdings Inc.	64	$1,784
Comcast Corp. - Class A	232	9,733
Domino’s Pizza Inc.	21	1,215
Dorman Products Inc.	24	1,117
Expedia Inc.	15	900
Fossil Group Inc. (c)	9	959
Genuine Parts Co.	26	2,040
Gildan Activewear Inc.	45	1,811
Guess? Inc. (d)	68	2,122

See accompanying Notes to Financial Statements.

	Shares	Value
Lamar Advertising Co. - Class A (c)	29	1,270
Liberty Global Plc - Class A (c)	26	1,939
Liberty Global Plc - Class C (c)	7	441
Liberty Interactive Corp. (c)	64	1,478
Lumber Liquidators Holdings Inc. (c)	16	1,277
Mattel Inc.	42	1,910
Mohawk Industries Inc. (c)	26	2,872
O’Reilly Automotive Inc. (c)	14	1,580
Pulte Homes Inc. (c)	143	2,710
Sirius XM Radio Inc.	647	2,167
Thor Industries Inc.	23	1,135
Time Warner Inc.	181	10,489
Urban Outfitters Inc. (c)	54	2,181
Viacom Inc. - Class B	56	3,784
Williams-Sonoma Inc.	36	2,010
		58,924
CONSUMER STAPLES - 3.9%
Campbell Soup Co. (d)	48	2,141
ConAgra Foods Inc.	57	1,986
Dr. Pepper Snapple Group Inc.	38	1,745
General Mills Inc.	41	2,002
Kellogg Co.	30	1,934
PepsiCo Inc.	24	1,985
Tesco Plc	595	2,995
		14,788
ENERGY - 8.4%
BP Plc	605	4,201
Bristow Group Inc.	16	1,052
Cabot Oil & Gas Corp. - Class A	78	5,530
China Petroleum & Chemical Corp.	3,703	2,591
ENI SpA	172	3,536
Magellan Midstream Partners LP	84	4,553
Repsol SA	207	4,364
Targa Resources Corp.	31	2,023
Total SA (d)	81	3,969
		31,819
FINANCIALS - 9.7%
Banco Bilbao Vizcaya Argentaria SA	464	3,896
Banco Santander SA	548	3,506
Bank of China Ltd. - Class H	7,338	3,006
China Construction Bank Corp. - Class H	4,022	2,826
Industrial & Commercial Bank of China - Class H	4,561	2,859
Man Group Plc	2,417	3,053
Moody’s Corp.	83	5,030
RSA Insurance Group Plc	1,580	2,867
Weyerhaeuser Co.	200	5,698
Zurich Financial Services AG	16	4,074
		36,815
HEALTH CARE - 12.8%
Amgen Inc.	95	9,338
AstraZeneca Plc	88	4,179
Celgene Corp. (c)	52	6,090
Gilead Sciences Inc. (c)	187	9,564
GlaxoSmithKline Plc	193	4,816
Life Technologies Corp. (c)	21	1,559
Mylan Inc. (c)	50	1,558
Pfizer Inc.	129	3,619
Regeneron Pharmaceuticals Inc. (c)	35	7,832
		48,555
INDUSTRIALS - 10.0%
Acuity Brands Inc.	16	1,189
AO Smith Corp.	29	1,055
Avery Dennison Corp.	48	2,057
BAE Systems Plc	592	3,446
Canadian Pacific Railway Ltd. (d)	64	7,798
Citic Pacific Ltd. (d)	2,189	2,334
Covanta Holding Corp. (d)	91	1,827
Emerson Electric Co.	31	1,709
Flowserve Corp.	55	2,995
General Electric Co.	154	3,570
Iron Mountain Inc.	54	1,428
Macquarie Infrastructure Co. LLC	19	1,014
Northrop Grumman Systems Corp.	25	2,030
Raytheon Co.	29	1,903
Republic Services Inc. - Class A	57	1,945
Watsco Inc.	22	1,884
		38,184
INFORMATION TECHNOLOGY - 20.5%
Akamai Technologies Inc. (c)	22	927
Broadridge Financial Solutions Inc.	73	1,929
Cadence Design Systems Inc. (c)	102	1,484
Cisco Systems Inc.	442	10,735
Equinix Inc. (c)	6	1,114
Google Inc. - Class A (c)	12	10,782
Harris Corp.	34	1,686
Hewlett-Packard Co.	227	5,631
Intel Corp.	158	3,818
Manhattan Associates Inc. (c)	14	1,106
Oracle Corp.	260	7,996
QUALCOMM Inc.	140	8,543
Rackspace Hosting Inc. (c)	50	1,909
Seagate Technology	47	2,088
Trimble Navigation Ltd. (c)	93	2,426
Visa Inc. - Class A	57	10,461
Western Digital Corp.	30	1,859
Yahoo! Inc. (c)	146	3,673
		78,167
MATERIALS - 5.1%
Air Products & Chemicals Inc.	20	1,805
Eagle Materials Inc.	18	1,201
Kronos Worldwide Inc. (d)	86	1,396
Louisiana-Pacific Corp. (c)	51	758
MeadWestvaco Corp.	53	1,799
Nucor Corp.	39	1,690
PPG Industries Inc.	57	8,288
Rangold Resources Ltd. - ADR	11	724
RPM International Inc.	57	1,813
		19,474
TELECOMMUNICATION SERVICES - 7.2%
AT&T Inc.	96	3,401
Deutsche Telekom AG	369	4,297
France Telecom SA	379	3,589
TeliaSonera AB	617	4,021
Vivendi SA	186	3,533
Vodafone Group Plc	2,948	8,449
		27,290
UTILITIES - 6.4%
E.ON SE	225	3,686
Electricite de France SA	227	5,265
GDF Suez	204	3,992
National Grid Plc	365	4,135
RWE AG	101	3,224
Scottish & Southern Energy Plc	181	4,199
		24,501
Total Common Stocks (cost $359,245)		378,517

See accompanying Notes to Financial Statements.

	Shares	Value
RIGHTS - 0.0%
Repsol SA (c) (d)	207	115
Total Rights (cost $122)		115

SHORT TERM INVESTMENTS - 4.0%

Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	495	495

Securities Lending Collateral - 3.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	14,580	14,580
Total Short Term Investments (cost $15,075)		15,075

Total Investments - 103.5% (cost $374,442)		393,707
Other Assets and Liabilities, Net - (3.5%)		(13,247)
Total Net Assets - 100.0%		$380,460

JNL/Mellon Capital VIP Fund

Portfolio Composition:	Percentage of Total Investments
Information Technology	16.9%
Consumer Discretionary	14.7
Financials	13.8
Health Care	12.1
Industrials	10.5
Utilities	9.3
Energy	7.4
Materials	4.6
Telecommunication Services	4.1
Consumer Staples	2.7
Short Term Investments	3.9
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 15.2%
Ann Inc. (c)	15	$509
Arbitron Inc.	8	385
Arctic Cat Inc.	4	189
Asbury Automotive Group Inc. (c)	10	400
Comcast Corp. - Class A	100	4,178
DIRECTV (c)	31	1,923
Discovery Communications Inc. - Class A (c)	25	1,898
Domino’s Pizza Inc.	9	512
Dorman Products Inc.	11	486
Expedia Inc.	7	400
Fossil Group Inc. (c)	4	425
G-III Apparel Group Ltd. (c)	6	306
Garmin Ltd. (d)	36	1,315
Gildan Activewear Inc.	20	791
Grand Canyon Education Inc. (c)	14	456
Iconix Brand Group Inc. (c)	21	613
Krispy Kreme Doughnuts Inc. (c)	21	360
Lamar Advertising Co. - Class A (c)	12	531
Leapfrog Enterprises Inc. - Class A (c) (d)	20	193
Liberty Global Plc - Class A (c)	11	834
Liberty Global Plc - Class C (c)	3	191
Liberty Interactive Corp. (c)	27	630
Lithia Motors Inc. - Class A	7	366
Lumber Liquidators Holdings Inc. (c)	7	539
Mattel Inc.	18	813
Mohawk Industries Inc. (c)	11	1,223
Movado Group Inc.	6	200
O’Reilly Automotive Inc. (c)	6	679
Papa John’s International Inc. (c)	7	466
Pier 1 Imports Inc.	33	766
Pinnacle Entertainment Inc. (c)	19	367
Pool Corp.	15	764
Pulte Homes Inc. (c)	61	1,153
Scripps Networks Interactive Inc. - Class A	27	1,788
Sirius XM Radio Inc.	280	936
SodaStream International Ltd. (c)	6	470
Sonic Automotive Inc. - Class A	14	297
Sturm Ruger & Co. Inc. (d)	6	291
Thor Industries Inc.	26	1,284
Time Warner Inc.	78	4,519
Urban Outfitters Inc. (c)	23	943
Viacom Inc. - Class B	24	1,622
Vitamin Shoppe Inc. (c)	9	410
Williams-Sonoma Inc.	16	880
		38,301
CONSUMER STAPLES - 2.8%
Brown-Forman Corp.	25	1,656
Estee Lauder Cos. Inc.	26	1,704
McCormick & Co. Inc.	24	1,718
Mondelez International Inc. - Class A	58	1,667
Susser Holdings Corp. (c)	6	309
		7,054
ENERGY - 7.7%
BP Plc	272	1,888
Bristow Group Inc.	7	466
Cabot Oil & Gas Corp. - Class A	33	2,362
ConocoPhillips	26	1,566
ENI SpA	77	1,589
EPL Oil & Gas Inc. (c)	12	364
Exxon Mobil Corp.	18	1,618
Magellan Midstream Partners LP	36	1,959
Marathon Petroleum Corp.	25	1,766
Repsol SA	93	1,957
Tesoro Corp.	35	1,855
Total SA (d)	36	1,768
VAALCO Energy Inc. (c)	18	105
		19,263
FINANCIALS - 14.4%
Allstate Corp.	37	1,794
Altisource Portfolio Solutions SA (c)	7	681
AmTrust Financial Services Inc. (d)	20	732
Banco Bilbao Vizcaya Argentaria SA	208	1,751
Banco Latinoamericano de Comercio Exterior SA - Class E	9	208
Banco Santander SA	245	1,571
BB&T Corp.	51	1,733
Berkshire Hathaway Inc. (c)	17	1,948
Cardinal Financial Corp.	9	137
Cincinnati Financial Corp.	38	1,756
CNO Financial Group Inc.	71	918
Discover Financial Services	41	1,935
First Cash Financial Services Inc. (c)	9	438
First Niagara Financial Group Inc.	189	1,908
Franklin Resources Inc.	12	1,689
Greenhill & Co. Inc.	9	411
Hudson City Bancorp Inc.	183	1,676
Janus Capital Group Inc.	59	505
Moody’s Corp.	36	2,171
Netspend Holdings Inc. (c)	21	330
New York Community Bancorp Inc. (d)	114	1,590
People’s United Financial Inc.	123	1,835
Portfolio Recovery Associates Inc. (c)	5	809

See accompanying Notes to Financial Statements.

	Shares	Value
PrivateBancorp Inc.	23	494
Sovran Self Storage Inc.	9	615
Symetra Financial Corp.	37	593
Texas Capital Bancshares Inc. (c)	12	549
ViewPoint Financial Group	13	263
Virtus Investment Partners Inc. (c)	2	430
Western Alliance Bancorp (c)	26	408
Weyerhaeuser Co.	86	2,440
Zurich Financial Services AG	7	1,831
		36,149
HEALTH CARE - 12.6%
Abaxis Inc.	7	333
Amgen Inc.	59	5,808
AstraZeneca Plc	40	1,874
Becton Dickinson & Co.	20	1,974
Celgene Corp. (c)	22	2,615
Chemed Corp.	6	443
CR Bard Inc.	16	1,724
Cyberonics Inc. (c)	8	437
Gilead Sciences Inc. (c)	80	4,120
GlaxoSmithKline Plc	87	2,165
Haemonetics Corp. (c)	16	665
Hanger Orthopedic Group Inc. (c)	10	321
ICU Medical Inc. (c)	4	310
Life Technologies Corp. (c)	9	670
Merck & Co. Inc.	36	1,689
MWI Veterinary Supply Inc. (c)	4	490
Mylan Inc. (c)	21	665
Neogen Corp. (c)	7	396
PAREXEL International Corp. (c)	18	844
Regeneron Pharmaceuticals Inc. (c)	15	3,372
West Pharmaceutical Services Inc.	11	748
		31,663
INDUSTRIALS - 10.9%
Acuity Brands Inc.	7	526
Aegion Corp. (c)	13	282
Allegiant Travel Co.	6	637
American Railcar Industries Inc. (d)	7	227
AO Smith Corp.	13	467
AZZ Inc.	8	309
Beacon Roofing Supply Inc. (c)	15	552
Belden Inc.	14	675
Briggs & Stratton Corp.	15	297
CAI International Inc. (c)	7	163
Canadian Pacific Railway Ltd. (d)	28	3,341
Cintas Corp.	38	1,737
Deluxe Corp.	15	533
Eaton Corp. Plc	27	1,808
Encore Capital Group Inc. (c) (d)	8	262
EnerSys	15	729
Flowserve Corp.	56	3,002
Franklin Electric Co. Inc.	15	492
General Electric Co.	71	1,654
Geo Group Inc.	19	639
Great Lakes Dredge & Dock Corp.	19	148
Illinois Tool Works Inc.	26	1,764
InnerWorkings Inc. (c) (d)	16	172
Interface Inc.	20	332
Lindsay Corp. (d)	4	305
Macquarie Infrastructure Co. LLC	22	1,199
MasTec Inc. (c)	24	782
Northrop Grumman Systems Corp.	22	1,825
Republic Services Inc. - Class A	51	1,723
Steelcase Inc. - Class A	27	392
TriMas Corp. (c)	12	441
		27,415
INFORMATION TECHNOLOGY - 17.6%
ACI Worldwide Inc. (c)	12	553
Akamai Technologies Inc. (c)	10	411
Badger Meter Inc.	5	203
Blucora Inc. (c)	13	239
Cadence Design Systems Inc. (c)	44	638
Cisco Systems Inc.	190	4,626
Electronics for Imaging Inc. (c)	14	392
Equinix Inc. (c)	3	489
FEI Co.	12	871
Google Inc. - Class A (c)	5	4,653
Ixia (c)	23	428
Littelfuse Inc.	7	545
Manhattan Associates Inc. (c)	12	962
MasterCard Inc. - Class A	3	1,830
MAXIMUS Inc.	11	792
Monolithic Power Systems Inc.	11	271
NetScout Systems Inc. (c)	13	311
Oracle Corp.	112	3,444
QUALCOMM Inc.	60	3,679
Rackspace Hosting Inc. (c)	22	833
RealD Inc. (c)	16	220
Seagate Technology	120	5,391
Sourcefire Inc. (c)	9	521
SPS Commerce Inc. (c)	5	258
TiVo Inc. (c)	39	434
Trimble Navigation Ltd. (c)	41	1,055
Tyler Technologies Inc. (c)	10	654
Ultratech Inc. (c)	8	296
Veeco Instruments Inc. (c) (d)	12	439
Visa Inc. - Class A	25	4,507
Western Digital Corp.	13	811
Yahoo! Inc. (c)	141	3,540
		44,296
MATERIALS - 4.8%
CF Industries Holdings Inc.	8	1,307
Eagle Materials Inc.	8	503
FMC Corp.	26	1,618
HB Fuller Co.	16	588
Kaiser Aluminum Corp.	6	379
KapStone Paper and Packaging Corp.	14	570
Louisiana-Pacific Corp. (c)	23	333
Minerals Technologies Inc.	11	455
PPG Industries Inc.	24	3,570
Rangold Resources Ltd. - ADR	5	320
Sherwin-Williams Co.	10	1,792
Worthington Industries Inc.	21	679
		12,114
TELECOMMUNICATION SERVICES - 4.3%
CenturyLink Inc.	38	1,342
Cogent Communications Group Inc.	15	411
Deutsche Telekom AG	166	1,931
France Telecom SA	169	1,602
TeliaSonera AB	277	1,802
Vivendi SA	83	1,577
Vodafone Group Plc	749	2,146
		10,811
UTILITIES - 9.6%
American States Water Co.	6	329
E.ON SE	100	1,641
Electricite de France SA	101	2,342
FirstEnergy Corp.	35	1,325
GDF Suez	91	1,789
Integrys Energy Group Inc.	28	1,668
National Grid Plc	163	1,847

See accompanying Notes to Financial Statements.

	Shares	Value
NextEra Energy Inc.	22	1,753
NiSource Inc.	60	1,713
PG&E Corp.	37	1,694
Pinnacle West Capital Corp.	29	1,619
Public Service Enterprise Group Inc.	49	1,588
RWE AG	45	1,448
SCANA Corp.	33	1,600
Scottish & Southern Energy Plc	81	1,887
		24,243
Total Common Stocks (cost $225,413)		251,309
RIGHTS - 0.0%
Repsol SA (c) (d)	93	52
Total Rights (cost $55)		52

SHORT TERM INVESTMENTS - 4.1%

Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	41	41

Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	10,178	10,178
Total Short Term Investments (cost $10,219)		10,219

Total Investments - 104.0% (cost $235,687)		261,580
Other Assets and Liabilities, Net - (4.0%)		(10,130)
Total Net Assets - 100.0%		$251,450

JNL/Mellon Capital Consumer Brands Sector Fund

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	73.2%
Consumer Staples	15.1
Industrials	3.5
Information Technology	3.1
Health Care	2.7
Short Term Investments	2.4
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 74.9%
Aaron’s Inc.	11	$295
Abercrombie & Fitch Co. - Class A	12	529
Advance Auto Parts Inc.	11	909
Aeropostale Inc. (c)	12	160
Amazon.com Inc. (c)	56	15,507
AMC Networks Inc. - Class A (c)	9	583
American Eagle Outfitters Inc.	27	500
Ann Inc. (c)	8	251
Apollo Group Inc. - Class A (c)	15	261
Arbitron Inc.	4	186
Ascena Retail Group Inc. (c)	19	329
AutoNation Inc. (c)	6	260
AutoZone Inc. (c)	6	2,345
Bally Technologies Inc. (c) (d)	6	345
Bed Bath & Beyond Inc. (c)	33	2,361
Best Buy Co. Inc.	41	1,133
Big Lots Inc. (c)	9	293
Bob Evans Farms Inc.	4	194
Brinker International Inc.	11	418
Buckle Inc. (d)	4	216
Cabela’s Inc. - Class A (c)	7	462
Cablevision Systems Corp. - Class A	33	551
Carmax Inc. (c)	34	1,576
Carnival Corp.	68	2,319
CBS Corp. - Class B	88	4,282
Charter Communications Inc. - Class A (c)	10	1,258
Cheesecake Factory Inc.	8	328
Chico’s FAS Inc.	25	434
Childrens Place Retail Stores Inc. (c)	4	203
Chipotle Mexican Grill Inc. - Class A (c)	5	1,735
Choice Hotels International Inc. (d)	4	162
Cinemark Holdings Inc.	15	432
Comcast Corp. - Class A	404	16,910
Cracker Barrel Old Country Store Inc.	4	337
CST Brands Inc. (d)	10	295
Darden Restaurants Inc.	20	1,012
DeVry Inc.	9	267
Dick’s Sporting Goods Inc.	15	774
Dillard’s Inc. - Class A	5	389
DIRECTV (c)	86	5,283
Discovery Communications Inc. - Class A (c)	37	2,880
DISH Network Corp. - Class A	32	1,344
Dollar General Corp. (c)	46	2,336
Dollar Tree Inc. (c)	34	1,731
Domino’s Pizza Inc.	9	498
DreamWorks Animation SKG Inc. - Class A (c) (d)	11	279
DSW Inc. - Class A	5	367
Dunkin’ Brands Group Inc. (d)	11	485
Expedia Inc.	14	866
Express Inc. (c)	13	282
Family Dollar Stores Inc.	14	903
Foot Locker Inc.	23	811
GameStop Corp. - Class A (d)	18	756
Gannett Co. Inc.	35	861
Gap Inc.	44	1,841
Genesco Inc. (c)	4	256
GNC Holdings Inc. - Class A	11	491
Group 1 Automotive Inc.	3	221
Guess? Inc. (d)	9	294
H&R Block Inc.	42	1,160
Hillenbrand Inc.	9	216
Home Depot Inc.	224	17,351
HSN Inc.	6	299
Hyatt Hotels Corp. - Class A (c)	8	341
International Game Technology	41	678
Interpublic Group of Cos. Inc.	66	962
J.C. Penney Co. Inc. (c) (d)	23	385
Jack in the Box Inc. (c)	7	259
John Wiley & Sons Inc. - Class A	7	291
Kohl’s Corp.	31	1,565
L Brands Inc.	37	1,822
Lamar Advertising Co. - Class A (c)	8	364
Las Vegas Sands Corp.	54	2,862
Liberty Global Plc - Class A (c)	54	4,026
Liberty Interactive Corp. (c)	77	1,763
Liberty Media Corp. - Class A (c)	17	2,163
Liberty Ventures - Class A (c)	6	477
Life Time Fitness Inc. (c)	6	300
Live Nation Inc. (c)	21	327
Lowe’s Cos. Inc.	165	6,730
Lumber Liquidators Holdings Inc. (c)	4	341
Macy’s Inc.	58	2,807
Madison Square Garden Inc. - Class A (c)	9	552
Marriott International Inc. - Class A	36	1,470
Marriott Vacations Worldwide Corp. (c)	5	195
McDonald’s Corp.	154	15,219
Men’s Wearhouse Inc.	8	285

See accompanying Notes to Financial Statements.

	Shares	Value
Meredith Corp. (d)	5	256
MGM Resorts International (c)	57	841
Morningstar Inc.	3	265
Netflix Inc. (c)	9	1,825
New York Times Co. - Class A (c) (d)	18	194
News Corp. - Class A	305	9,953
Nordstrom Inc.	22	1,348
O’Reilly Automotive Inc. (c)	17	1,915
Omnicom Group Inc.	40	2,500
Panera Bread Co. - Class A (c)	4	799
Papa John’s International Inc. (c)	3	172
Penn National Gaming Inc. (c)	10	553
PetSmart Inc.	16	1,050
Pier 1 Imports Inc.	16	384
Priceline.com Inc. (c)	8	6,547
Regal Entertainment Group - Class A (d)	12	211
Rent-A-Center Inc.	9	329
Ross Stores Inc.	34	2,192
Royal Caribbean Cruises Ltd.	22	739
Saks Inc. (c) (d)	16	215
Sally Beauty Holdings Inc. (c)	23	725
Scripps Networks Interactive Inc. - Class A	13	874
Sears Holdings Corp. (c) (d)	6	238
Service Corp. International	32	580
Shutterfly Inc. (c)	5	290
Signet Jewelers Ltd.	12	836
Sirius XM Radio Inc. (d)	476	1,593
Six Flags Entertainment Corp.	15	511
Sotheby’s - Class A	10	397
Staples Inc.	101	1,601
Starbucks Corp.	115	7,523
Starwood Hotels & Resorts Worldwide Inc.	30	1,893
Starz - Liberty Capital - Class A (c)	17	382
Target Corp.	98	6,780
Tiffany & Co.	18	1,336
Time Warner Cable Inc.	45	5,024
Time Warner Inc.	143	8,268
TJX Cos. Inc.	110	5,530
Tractor Supply Co.	11	1,268
TripAdvisor Inc.	17	1,038
Ulta Salon Cosmetics & Fragrance Inc. (c)	9	909
Urban Outfitters Inc. (c)	17	676
Vail Resorts Inc.	6	339
Viacom Inc. - Class B	68	4,661
Vitamin Shoppe Inc. (c)	5	221
Walt Disney Co.	276	17,437
Washington Post Co. - Class B	1	325
Weight Watchers International Inc. (d)	4	191
Wendy’s Co. (d)	43	248
Williams-Sonoma Inc.	13	740
WMS Industries Inc. (c)	8	204
Wyndham Worldwide Corp.	21	1,201
Wynn Resorts Ltd.	12	1,570
Yum! Brands Inc.	69	4,789
		261,282
CONSUMER STAPLES - 15.4%
Casey’s General Stores Inc.	6	342
Costco Wholesale Corp.	67	7,408
CVS Caremark Corp.	188	10,737
Harris Teeter Supermarkets Inc.	7	344
Kroger Co.	79	2,738
Rite Aid Corp. (c) (d)	106	302
Safeway Inc. (d)	37	880
Sysco Corp.	90	3,091
The Fresh Market Inc. (c) (d)	6	308
United Natural Foods Inc. (c)	8	412
Wal-Mart Stores Inc.	251	18,711
Walgreen Co.	132	5,849
Whole Foods Market Inc.	53	2,706
		53,828
HEALTH CARE - 2.8%
AmerisourceBergen Corp.	36	1,984
Cardinal Health Inc.	52	2,458
Chemed Corp. (d)	3	197
McKesson Corp.	35	3,959
Omnicare Inc.	16	773
VCA Antech Inc. (c)	13	343
		9,714
INDUSTRIALS - 3.6%
Alaska Air Group Inc. (c)	11	571
Avis Budget Group Inc. (c)	16	465
Beacon Roofing Supply Inc. (c) (d)	7	271
Copart Inc. (c)	16	507
Delta Air Lines Inc. (c)	129	2,412
Dun & Bradstreet Corp.	6	600
Hertz Global Holdings Inc. (c)	62	1,530
IHS Inc. - Class A (c)	8	799
JetBlue Airways Corp. (c)	33	209
KAR Auction Services Inc.	12	264
Nielsen Holdings NV	32	1,082
Rollins Inc.	10	262
Southwest Airlines Co.	111	1,427
United Continental Holdings Inc. (c)	51	1,610
US Airways Group Inc. (c) (d)	28	454
		12,463
INFORMATION TECHNOLOGY - 3.1%
Acxiom Corp. (c)	12	266
Dolby Laboratories Inc. - Class A (d)	7	245
eBay Inc. (c)	179	9,266
FactSet Research Systems Inc. (d)	6	630
OpenTable Inc. (c) (d)	3	217
ValueClick Inc. (c)	12	285
		10,909
Total Common Stocks (cost $283,584)		348,196

SHORT TERM INVESTMENTS - 2.4%

Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	1,857	1,857

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	6,644	6,644

Total Short Term Investments (cost $8,501)		8,501

Total Investments - 102.2% (cost $292,085)		356,697
Other Assets and Liabilities, Net - (2.2%)		(7,836)
Total Net Assets - 100.0%		$348,861

See accompanying Notes to Financial Statements.

JNL/Mellon Capital Financial Sector Fund

Portfolio Composition:	Percentage of Total Investments
Financials	91.4%
Information Technology	5.1
Consumer Discretionary	0.5
Industrials	0.4
Short Term Investments	2.6
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.4%

CONSUMER DISCRETIONARY - 0.5%
McGraw-Hill Cos. Inc.	31	$1,660

FINANCIALS - 93.4%
ACE Ltd.	39	3,482
Affiliated Managers Group Inc. (c)	6	984
AFLAC Inc.	53	3,100
Alexander & Baldwin Inc. (c)	5	183
Alexandria Real Estate Equities Inc.	8	526
Alleghany Corp. (c)	2	724
Allied World Assurance Co. Holdings Ltd.	4	365
Allstate Corp.	53	2,564
American Campus Communities Inc.	12	495
American Capital Agency Corp.	46	1,049
American Express Co.	109	8,160
American Financial Group Inc.	8	414
American International Group Inc. (c)	169	7,536
American Realty Capital Properties Inc.	18	269
American Tower Corp. REIT	45	3,310
Ameriprise Financial Inc.	23	1,855
Annaly Capital Management Inc.	109	1,367
Aon Plc - Class A	35	2,262
Apartment Investment & Management Co. - Class A	17	502
Arch Capital Group Ltd. (c)	15	771
Argo Group International Holdings Ltd.	3	138
ARMOUR Residential REIT Inc.	43	204
Arthur J Gallagher & Co.	15	641
Aspen Insurance Holdings Ltd.	8	297
Associated Bancorp	19	298
Assurant Inc.	9	435
Assured Guaranty Ltd.	22	478
AvalonBay Communities Inc.	14	1,867
Axis Capital Holdings Ltd. (d)	13	576
BancorpSouth Inc.	9	161
Bank of America Corp.	1,230	15,822
Bank of Hawaii Corp.	5	265
Bank of New York Mellon Corp. (a)	133	3,722
BB&T Corp.	80	2,702
Berkshire Hathaway Inc. - Class B (c)	208	23,298
BioMed Realty Trust Inc.	21	425
BlackRock Inc.	14	3,666
BOK Financial Corp.	3	183
Boston Properties Inc.	17	1,818
Brandywine Realty Trust	17	236
BRE Properties Inc. - Class A	9	445
Brown & Brown Inc.	13	428
Camden Property Trust	10	678
Capital One Financial Corp.	67	4,194
CapitalSource Inc.	22	204
Capitol Federal Financial Inc.	15	183
Cash America International Inc. (d)	3	152
Cathay General Bancorp	8	161
CBL & Associates Properties Inc.	19	408
CBOE Holdings Inc.	10	460
CBRE Group Inc. - Class A (c)	34	806
Charles Schwab Corp.	126	2,675
Chimera Investment Corp.	120	361
Chubb Corp.	29	2,494
Cincinnati Financial Corp.	17	778
CIT Group Inc. (c)	23	1,062
Citigroup Inc.	347	16,659
City National Corp.	5	341
CME Group Inc.	35	2,653
CNO Financial Group Inc.	25	328
Colonial Properties Trust	9	216
Comerica Inc.	21	836
Commerce Bancshares Inc.	9	375
CommonWealth REIT	13	302
Corporate Office Properties Trust	10	251
CubeSmart	14	222
Cullen/Frost Bankers Inc.	7	445
CYS Investments Inc.	21	189
DCT Industrial Trust Inc.	34	246
DDR Corp.	28	469
DiamondRock Hospitality Co.	22	209
Digital Realty Trust Inc. (d)	15	900
Discover Financial Services	56	2,656
Douglas Emmett Inc.	15	382
Duke Realty Corp.	37	570
DuPont Fabros Technology Inc. (d)	8	187
E*TRADE Financial Corp. (c)	33	422
East West Bancorp Inc.	16	435
EastGroup Properties Inc.	4	203
Eaton Vance Corp.	14	515
Endurance Specialty Holdings Ltd.	5	261
EPR Properties	5	260
Equity Lifestyle Properties Inc.	5	360
Equity Residential	36	2,113
Erie Indemnity Co. - Class A	3	239
Essex Property Trust Inc.	4	698
Everest Re Group Ltd.	6	730
Extra Space Storage Inc.	12	494
Federal Realty Investment Trust	8	779
Federated Investors Inc. - Class B (d)	11	297
Fidelity National Financial Inc. - Class A	24	573
Fifth Third Bancorp	100	1,810
First American Financial Corp.	12	270
First Financial Bankshares Inc. (d)	3	181
First Horizon National Corp.	28	312
First Niagara Financial Group Inc.	41	416
First Republic Bank	8	302
FirstMerit Corp.	19	376
FNB Corp.	17	207
Forest City Enterprises Inc. - Class A (c)	17	312
Franklin Resources Inc.	16	2,134
Franklin Street Properties Corp.	10	131
Fulton Financial Corp.	23	263
General Growth Properties Inc.	51	1,022
Genworth Financial Inc. - Class A (c)	57	651
Glacier Bancorp Inc.	8	185
Goldman Sachs Group Inc.	49	7,444
Greenhill & Co. Inc.	3	141
Hancock Holding Co.	10	294
Hanover Insurance Group Inc.	5	256
Hartford Financial Services Group Inc.	52	1,605
Hatteras Financial Corp.	11	269
HCC Insurance Holdings Inc.	12	500
HCP Inc.	52	2,365
Health Care REIT Inc.	32	2,169
Healthcare Realty Trust Inc.	10	258
Highwoods Properties Inc.	9	325
Home Properties Inc.	6	382
Hospitality Properties Trust	16	413

See accompanying Notes to Financial Statements.

	Shares	Value
Host Hotels & Resorts Inc.	85	1,442
Howard Hughes Corp. (c)	3	363
Hudson City Bancorp Inc.	54	491
Huntington Bancshares Inc.	94	743
IberiaBank Corp.	3	187
IntercontinentalExchange Inc. (c) (d)	8	1,473
International Bancshares Corp.	6	144
Invesco Ltd.	51	1,610
Invesco Mortgage Capital Inc.	15	249
Janus Capital Group Inc.	22	189
Jones Lang LaSalle Inc.	5	463
JPMorgan Chase & Co.	431	22,768
Kemper Corp.	6	212
KeyCorp	105	1,156
Kilroy Realty Corp.	9	458
Kimco Realty Corp.	46	992
LaSalle Hotel Properties	11	268
Legg Mason Inc.	13	402
Lexington Realty Trust (d)	22	254
Liberty Property Trust (d)	14	503
Lincoln National Corp.	31	1,126
Loews Corp.	35	1,546
M&T Bank Corp. (d)	14	1,560
Macerich Co.	16	956
Mack-Cali Realty Corp.	10	239
Markel Corp. (c)	1	781
Marsh & McLennan Cos. Inc.	63	2,498
MB Financial Inc.	6	155
MBIA Inc. (c)	15	203
Medical Properties Trust Inc.	17	237
Mercury General Corp.	4	189
MetLife Inc.	125	5,724
MFA Financial Inc.	40	337
MGIC Investment Corp. (c)	38	232
Mid-America Apartment Communities Inc.	5	325
Montpelier Re Holdings Ltd.	6	151
Moody’s Corp.	22	1,336
Morgan Stanley	157	3,832
MSCI Inc. - Class A (c)	13	449
NASDAQ OMX Group Inc.	14	445
National Penn Bancshares Inc.	13	131
National Retail Properties Inc.	14	473
New York Community Bancorp Inc. (d)	50	700
Northern Trust Corp.	25	1,447
NYSE Euronext	28	1,140
Ocwen Financial Corp. (c)	13	545
Old National Bancorp	11	153
Old Republic International Corp.	27	351
Omega Healthcare Investors Inc. (d)	13	401
PartnerRe Ltd.	7	605
People’s United Financial Inc.	39	574
Piedmont Office Realty Trust Inc. - Class A	19	339
Platinum Underwriters Holdings Ltd.	4	202
Plum Creek Timber Co. Inc.	18	858
PNC Financial Services Group Inc.	61	4,412
Popular Inc. (c)	12	354
Portfolio Recovery Associates Inc. (c)	2	295
Post Properties Inc.	6	309
Potlatch Corp.	5	190
Principal Financial Group Inc.	31	1,177
PrivateBancorp Inc.	8	161
ProAssurance Corp.	7	365
Progressive Corp.	64	1,616
ProLogis Inc.	57	2,138
Prosperity Bancshares Inc.	5	278
Protective Life Corp.	9	342
Prudential Financial Inc.	53	3,891
Public Storage	16	2,516
Radian Group Inc. (d)	20	228
Raymond James Financial Inc.	13	553
Rayonier Inc.	15	803
Realogy Holdings Corp. (c)	13	649
Realty Income Corp.	23	947
Redwood Trust Inc. (d)	9	149
Regency Centers Corp.	11	539
Regions Financial Corp.	162	1,545
Reinsurance Group of America Inc.	8	582
RenaissanceRe Holdings Ltd.	5	443
RLI Corp. (d)	2	142
RLJ Lodging Trust	14	323
Ryman Hospitality Properties (d)	6	229
SEI Investments Co.	16	442
Selective Insurance Group	6	135
Senior Housing Properties Trust	21	555
Signature Bank (c)	5	456
Simon Property Group Inc.	36	5,608
SL Green Realty Corp.	10	919
SLM Corp.	51	1,167
Sovran Self Storage Inc.	4	232
St. Joe Co. (c) (d)	11	223
StanCorp Financial Group Inc.	5	251
Starwood Property Trust Inc.	18	445
State Street Corp.	52	3,401
Stifel Financial Corp. (c)	7	234
Sunstone Hotel Investors Inc. (c)	19	226
SunTrust Banks Inc.	61	1,934
Susquehanna Bancshares Inc.	20	263
SVB Financial Group (c)	5	423
Synovus Financial Corp.	92	269
T. Rowe Price Group Inc.	29	2,152
Tanger Factory Outlet Centers Inc.	11	355
Taubman Centers Inc.	7	542
TCF Financial Corp.	18	260
TD Ameritrade Holding Corp.	27	649
Texas Capital Bancshares Inc. (c)	5	209
Torchmark Corp.	11	684
Travelers Cos. Inc.	43	3,440
Trustmark Corp.	7	179
Two Harbors Investment Corp.	42	434
U.S. Bancorp	211	7,636
UDR Inc.	29	738
UMB Financial Corp.	4	195
Umpqua Holdings Corp.	13	193
United Bankshares Inc. (d)	5	133
Unum Group	30	886
Validus Holdings Ltd.	11	392
Valley National Bancorp (d)	24	224
Ventas Inc.	34	2,332
Vornado Realty Trust	19	1,605
Waddell & Reed Financial Inc. - Class A	10	414
Washington Federal Inc.	11	212
Washington REIT	8	205
Webster Financial Corp.	10	261
Weingarten Realty Investors	13	398
Wells Fargo & Co.	562	23,196
Westamerica Bancorp (d)	3	145
Weyerhaeuser Co.	66	1,869
White Mountains Insurance Group Ltd.	1	333
Willis Group Holdings Plc	20	818
Wintrust Financial Corp.	4	168
WP Carey Inc. (d)	7	434
WR Berkley Corp.	12	503
XL Group Plc	33	1,011
Zions Bancorp	21	608
		335,226

See accompanying Notes to Financial Statements.

	Shares	Value
INDUSTRIALS - 0.4%
Corrections Corp. of America	13	436
Equifax Inc.	14	811
Geo Group Inc.	8	268
		1,515
INFORMATION TECHNOLOGY - 5.1%
MasterCard Inc. - Class A	12	6,860
Visa Inc. - Class A	58	10,574
Western Union Co.	64	1,096
		18,530
Total Common Stocks (cost $292,415)		356,931

SHORT TERM INVESTMENTS - 2.7%

Investment Company - 1.2%
JNL Money Market Fund, 0.01% (a) (b)	4,366	4,366

Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	5,301	5,301
Total Short Term Investments (cost $9,667)		9,667

Total Investments - 102.1% (cost $302,082)		366,598
Other Assets and Liabilities, Net - (2.1%)		(7,559)
Total Net Assets - 100.0%		$359,039

JNL/Mellon Capital Healthcare Sector Fund

Portfolio Composition:	Percentage of Total Investments
Health Care	97.8%
Industrials	0.1
Short Term Investments	2.1
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.6%

HEALTH CARE - 99.5%
Abbott Laboratories	564	$19,678
AbbVie Inc.	573	23,688
Acorda Therapeutics Inc. (c)	14	448
Actavis Inc. (c)	46	5,778
Aetna Inc.	137	8,695
Alere Inc. (c)	27	652
Alexion Pharmaceuticals Inc. (c)	71	6,533
Align Technology Inc. (c)	25	940
Alkermes Plc (c)	47	1,353
Allergan Inc.	107	9,031
Amgen Inc.	271	26,768
Arena Pharmaceuticals Inc. (c) (d)	78	601
Ariad Pharmaceuticals Inc. (c)	66	1,157
Baxter International Inc.	196	13,595
Becton Dickinson & Co.	70	6,942
Bio-Rad Laboratories Inc. - Class A (c)	8	856
Biogen Idec Inc. (c)	86	18,490
BioMarin Pharmaceutical Inc. (c)	51	2,831
Boston Scientific Corp. (c)	487	4,511
Bristol-Myers Squibb Co.	594	26,555
Brookdale Senior Living Inc. (c)	36	946
CareFusion Corp. (c)	81	2,967
Celgene Corp. (c)	151	17,651
Centene Corp. (c)	19	1,011
Cepheid Inc. (c)	25	860
Charles River Laboratories International Inc. (c)	18	747
CIGNA Corp.	104	7,503
Community Health Systems Inc.	34	1,577
Cooper Cos. Inc.	18	2,102
Covance Inc. (c)	21	1,566
Covidien Plc	170	10,713
CR Bard Inc.	27	2,909
Cubist Pharmaceuticals Inc. (c)	23	1,133
DaVita HealthCare Partners Inc. (c)	30	3,658
Dentsply International Inc.	51	2,085
Edwards Lifesciences Corp. (c)	41	2,758
Eli Lilly & Co.	359	17,626
Endo Pharmaceuticals Holdings Inc. (c)	41	1,520
Express Scripts Holding Co. (c)	295	18,227
Forest Laboratories Inc. (c)	84	3,450
Gilead Sciences Inc. (c)	552	28,258
Haemonetics Corp. (c)	18	729
HCA Holdings Inc.	89	3,200
Health Management Associates Inc. - Class A (c)	90	1,419
Health Net Inc. (c)	27	872
HealthSouth Corp. (c)	33	945
Henry Schein Inc. (c)	31	3,013
Hill-Rom Holdings Inc.	21	692
HMS Holdings Corp. (c)	30	696
Hologic Inc. (c)	95	1,829
Hospira Inc. (c)	60	2,284
Humana Inc.	57	4,789
Idexx Laboratories Inc. (c)	20	1,784
Illumina Inc. (c) (d)	45	3,357
Impax Laboratories Inc. (c)	23	454
Incyte Corp. (c) (d)	49	1,070
Intuitive Surgical Inc. (c)	15	7,361
Isis Pharmaceuticals Inc. (c)	41	1,102
Jazz Pharmaceuticals Plc (c)	18	1,243
Johnson & Johnson	1,015	87,183
Laboratory Corp. of America Holdings (c)	34	3,368
Life Technologies Corp. (c)	62	4,556
LifePoint Hospitals Inc. (c)	17	845
Magellan Health Services Inc. (c)	10	570
Masimo Corp.	20	424
Medivation Inc. (c)	28	1,356
MEDNAX Inc. (c)	18	1,639
Medtronic Inc.	366	18,840
Merck & Co. Inc.	1,092	50,716
Mylan Inc. (c)	138	4,275
Myriad Genetics Inc. (c)	29	774
Nektar Therapeutics (c)	45	524
Onyx Pharmaceuticals Inc. (c) (e)	26	3,216
Owens & Minor Inc. (d)	22	732
PAREXEL International Corp. (c)	20	921
Patterson Cos. Inc.	30	1,131
PDL BioPharma Inc. (d)	45	348
Perrigo Co.	32	3,861
Pfizer Inc.	2,295	64,288
Pfizer Inc.	117	3,289
Pharmacyclics Inc. (c)	19	1,495
Quest Diagnostics Inc.	57	3,465
Questcor Pharmaceuticals Inc. (d)	21	957
Regeneron Pharmaceuticals Inc. (c)	28	6,186
ResMed Inc. (d)	51	2,302
Salix Pharmaceuticals Ltd. (c)	19	1,238
Seattle Genetics Inc. (c) (d)	39	1,228
Sirona Dental Systems Inc. (c)	20	1,306
St. Jude Medical Inc.	101	4,618
STERIS Corp.	22	942
Stryker Corp.	104	6,734
Techne Corp.	13	900
Teleflex Inc.	14	1,109

See accompanying Notes to Financial Statements.

	Shares	Value
Tenet Healthcare Corp. (c)	38	1,737
Theravance Inc. (c) (d)	26	991
Thermo Fisher Scientific Inc.	129	10,944
Thoratec Corp. (c)	19	609
United Therapeutics Corp. (c) (d)	17	1,105
UnitedHealth Group Inc.	369	24,165
Universal Health Services Inc. - Class B	31	2,105
Varian Medical Systems Inc. (c)	40	2,665
Vertex Pharmaceuticals Inc. (c)	80	6,376
ViroPharma Inc. (c)	24	696
Vivus Inc. (c) (d)	34	432
Warner Chilcott Plc - Class A	63	1,254
Waters Corp. (c)	31	3,108
WellCare Health Plans Inc. (c)	15	844
WellPoint Inc.	109	8,912
West Pharmaceutical Services Inc.	13	897
Zimmer Holdings Inc.	61	4,538
Zoetis Inc. - Class A	180	5,570
		707,492
INDUSTRIALS - 0.1%
Healthcare Services Group Inc.	26	631
Total Common Stocks (cost $564,984)		708,123

SHORT TERM INVESTMENTS - 2.1%

Investment Company - 0.7%
JNL Money Market Fund, 0.01% (a) (b)	4,940	4,940

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	9,979	9,979
Total Short Term Investments (cost $14,919)		14,919

Total Investments - 101.7% (cost $579,903)		723,042
Other Assets and Liabilities, Net - (1.7%)		(12,059)
Total Net Assets - 100.0%		$710,983

JNL/Mellon Capital Oil & Gas Sector Fund

Portfolio Composition:	Percentage of Total Investments
Energy	97.8%
Utilities	0.4
Information Technology	0.2
Industrials	0.2
Short Term Investments	1.4
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.8%

ENERGY - 99.0%
Anadarko Petroleum Corp.	300	$25,772
Apache Corp.	235	19,673
Atwood Oceanics Inc. (c)	35	1,835
Baker Hughes Inc.	264	12,196
Berry Petroleum Co. - Class A	29	1,231
Bristow Group Inc.	23	1,475
Cabot Oil & Gas Corp. - Class A	126	8,971
Cameron International Corp. (c)	149	9,099
CARBO Ceramics Inc. (d)	13	893
Cheniere Energy Inc. (c)	147	4,075
Chesapeake Energy Corp.	314	6,393
Chevron Corp.	1,138	134,666
Cimarex Energy Co.	52	3,392
Cobalt International Energy Inc. (c)	170	4,509
Concho Resources Inc. (c)	63	5,296
ConocoPhillips	700	42,372
Continental Resources Inc. (c) (d)	35	3,000
Core Laboratories NV (d)	28	4,236
Denbury Resources Inc. (c)	227	3,936
Devon Energy Corp.	226	11,715
Diamond Offshore Drilling Inc.	43	2,942
Dresser-Rand Group Inc. (c)	47	2,805
Dril-Quip Inc. (c)	23	2,059
Energen Corp.	44	2,307
Energy XXI Bermuda Ltd. (d)	48	1,072
Ensco Plc - Class A	140	8,114
EOG Resources Inc.	163	21,450
EQT Corp.	91	7,193
EXCO Resources Inc. (d)	99	753
Exterran Holdings Inc. (c)	41	1,155
Exxon Mobil Corp.	2,637	238,262
FMC Technologies Inc. (c)	143	7,957
Gulfport Energy Corp. (c)	43	2,003
Halliburton Co.	558	23,267
Helix Energy Solutions Group Inc. (c)	62	1,418
Helmerich & Payne Inc.	65	4,041
Hess Corp.	178	11,821
HollyFrontier Corp.	123	5,259
Kinder Morgan Inc.	378	14,434
Kodiak Oil & Gas Corp. (c)	165	1,466
Lufkin Industries Inc.	21	1,874
Marathon Oil Corp.	423	14,620
Marathon Petroleum Corp.	196	13,905
McDermott International Inc. (c)	148	1,210
Murphy Oil Corp.	109	6,644
Nabors Industries Ltd.	177	2,706
National Oilwell Varco Inc.	255	17,603
Newfield Exploration Co. (c)	83	1,989
Noble Corp.	153	5,734
Noble Energy Inc.	215	12,900
Oasis Petroleum Inc. (c)	45	1,742
Occidental Petroleum Corp.	481	42,889
Oceaneering International Inc.	66	4,738
Oil States International Inc. (c)	34	3,116
Patterson-UTI Energy Inc.	90	1,742
Phillips 66	354	20,836
Pioneer Natural Resources Co.	82	11,849
QEP Resources Inc.	108	3,009
Range Resources Corp.	98	7,578
Rosetta Resources Inc. (c)	37	1,570
Rowan Cos. Plc - Class A (c)	76	2,583
SandRidge Energy Inc. (c) (d)	228	1,084
Schlumberger Ltd.	769	55,128
SEACOR Holdings Inc. (d)	13	1,044
SemGroup Corp. - Class A	26	1,418
SM Energy Co.	41	2,458
Southwestern Energy Co. (c)	211	7,708
Superior Energy Services Inc. (c)	97	2,522
Tesoro Corp.	83	4,357
Tidewater Inc.	31	1,746
Transocean Ltd.	215	10,322
Ultra Petroleum Corp. (c) (d)	94	1,860
Unit Corp. (c)	28	1,177
Valero Energy Corp.	331	11,498
Weatherford International Ltd. (c)	461	6,322
Western Refining Inc. (d)	35	989
Whiting Petroleum Corp. (c)	71	3,282
Williams Cos. Inc.	405	13,159
WPX Energy Inc.	122	2,317
		973,741

See accompanying Notes to Financial Statements.

	Shares	Value
INDUSTRIALS - 0.2%
Chart Industries Inc. (c)	19	1,778

INFORMATION TECHNOLOGY - 0.2%
First Solar Inc. (c) (d)	42	1,864

UTILITIES - 0.4%
OGE Energy Corp.	60	4,103
Total Common Stocks (cost $839,665)		981,486

SHORT TERM INVESTMENTS - 1.5%

Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	1,837	1,837

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	12,115	12,115
Total Short Term Investments (cost $13,952)		13,952

Total Investments - 101.3% (cost $853,617)		995,438
Other Assets and Liabilities, Net - (1.3%)		(12,295)
Total Net Assets - 100.0%		$983,143

JNL/Mellon Capital Technology Sector Fund

Portfolio Composition:	Percentage of Total Investments
Information Technology	96.8%
Health Care	0.8
Consumer Discretionary	0.2
Industrials	0.1
Short Term Investments	2.1
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 0.2%
Garmin Ltd. (d)	21	$775

HEALTH CARE - 0.8%
Allscripts-Misys Healthcare Solutions Inc. (c)	34	444
athenahealth Inc. (c) (d)	7	615
Cerner Corp. (c)	28	2,696
		3,755
INDUSTRIALS - 0.1%
Pitney Bowes Inc. (d)	38	565

INFORMATION TECHNOLOGY - 98.8%
3D Systems Corp. (c) (d)	18	799
ACI Worldwide Inc. (c)	8	350
Adobe Systems Inc. (c)	96	4,385
ADTRAN Inc. (d)	13	312
Advanced Micro Devices Inc. (c) (d)	117	478
Akamai Technologies Inc. (c)	34	1,465
Altera Corp.	61	2,028
Amdocs Ltd.	31	1,163
Analog Devices Inc.	59	2,671
Ansys Inc. (c)	18	1,323
AOL Inc.	15	539
Apple Inc.	179	70,830
Applied Materials Inc.	229	3,416
Arris Group Inc. (c)	23	332
Aruba Networks Inc. (c)	22	334
Aspen Technology Inc. (c)	18	532
Atmel Corp. (c)	86	635
Autodesk Inc. (c)	44	1,478
Avago Technologies Ltd.	42	1,568
BMC Software Inc. (c)	26	1,163
Broadcom Corp. - Class A	101	3,406
Brocade Communications Systems Inc. (c)	88	505
CA Inc.	64	1,834
CACI International Inc. - Class A (c) (d)	5	288
Cadence Design Systems Inc. (c)	56	804
Cavium Inc. (c)	10	347
Ciena Corp. (c) (d)	20	387
Cirrus Logic Inc. (c) (d)	13	233
Cisco Systems Inc.	945	22,979
Citrix Systems Inc. (c)	36	2,160
Cognizant Technology Solutions Corp. - Class A (c)	58	3,615
CommVault Systems Inc. (c)	8	640
Computer Sciences Corp.	30	1,298
Compuware Corp.	43	444
Concur Technologies Inc. (c) (d)	9	734
Corning Inc.	282	4,006
Cree Inc. (c)	23	1,438
Cypress Semiconductor Corp. (d)	27	284
Dell Inc.	280	3,744
Diebold Inc.	12	410
DST Systems Inc.	6	395
Electronics for Imaging Inc. (c)	9	253
EMC Corp. (c)	401	9,475
Equinix Inc. (c)	9	1,736
F5 Networks Inc. (c)	15	1,048
Facebook Inc. - Class A (c)	107	2,660
Fair Isaac Corp.	7	318
Fairchild Semiconductor International Inc. (c)	26	355
Finisar Corp. (c)	18	312
Fortinet Inc. (c)	26	462
Gartner Inc. - Class A (c)	18	1,033
Google Inc. - Class A (c)	51	45,062
Harris Corp.	21	1,057
Hewlett-Packard Co.	372	9,233
Hittite Microwave Corp. (c) (d)	6	321
IAC/InterActiveCorp.	15	722
Informatica Corp. (c)	21	738
Ingram Micro Inc. - Class A (c)	30	575
Integrated Device Technology Inc. (c)	30	241
Intel Corp.	936	22,676
InterDigital Inc.	8	357
International Business Machines Corp.	198	37,927
International Rectifier Corp. (c) (d)	14	285
Intuit Inc.	53	3,256
j2 Global Inc. (d)	8	358
JDS Uniphase Corp. (c)	45	645
Juniper Networks Inc. (c)	99	1,915
KLA-Tencor Corp.	32	1,782
Lam Research Corp. (c)	31	1,390
Lexmark International Inc. - Class A	12	370
Linear Technology Corp.	45	1,651
LSI Corp. (c)	107	768
Marvell Technology Group Ltd.	83	972
Maxim Integrated Products Inc.	56	1,567
Mentor Graphics Corp.	19	372
Microchip Technology Inc. (d)	38	1,424
Micron Technology Inc. (c)	198	2,839
MICROS Systems Inc. (c) (d)	15	654
Microsemi Corp. (c)	18	403
Microsoft Corp.	1,432	49,443
Motorola Solutions Inc.	53	3,052
NCR Corp. (c)	32	1,048
NetApp Inc. (c)	69	2,610

See accompanying Notes to Financial Statements.

	Shares	Value
NetSuite Inc. (c)	6	528
Nuance Communications Inc. (c)	49	905
Nvidia Corp.	113	1,588
ON Semiconductor Corp. (c)	88	710
Oracle Corp.	702	21,551
Plantronics Inc.	8	360
PMC - Sierra Inc. (c)	40	256
Polycom Inc. (c)	34	362
Progress Software Corp. (c)	11	257
PTC Inc. (c)	24	579
QLIK Technologies Inc. (c)	14	405
QUALCOMM Inc.	330	20,151
Rackspace Hosting Inc. (c)	22	818
Red Hat Inc. (c)	37	1,779
RF Micro Devices Inc. (c)	57	305
Riverbed Technology Inc. (c)	31	488
Rovi Corp. (c)	20	457
SAIC Inc. (d)	56	774
Salesforce.com Inc. (c)	104	3,975
SanDisk Corp. (c)	46	2,832
Seagate Technology	61	2,745
Semtech Corp. (c)	14	474
Silicon Laboratories Inc. (c)	8	314
Skyworks Solutions Inc. (c)	37	801
SolarWinds Inc. (c)	12	458
Solera Holdings Inc.	13	751
Symantec Corp.	134	3,008
Synaptics Inc. (c)	7	258
Synopsys Inc. (c)	29	1,046
Tech Data Corp. (c)	8	359
Teradata Corp. (c)	32	1,604
Teradyne Inc. (c)	36	639
Texas Instruments Inc.	212	7,399
TIBCO Software Inc. (c)	30	636
Ultimate Software Group Inc. (c)	6	662
Vantiv Inc. - Class A (c)	18	495
VeriFone Holdings Inc. (c)	21	345
VeriSign Inc. (c)	29	1,294
ViaSat Inc. (c)	8	582
VMware Inc. - Class A (c)	16	1,092
Western Digital Corp.	42	2,579
Xerox Corp.	235	2,132
Xilinx Inc.	50	1,992
Yahoo! Inc. (c)	185	4,650
		454,512
Total Common Stocks (cost $399,268)		459,607

SHORT TERM INVESTMENTS - 2.1%

Investment Company - 0.6%
JNL Money Market Fund, 0.01% (a) (b)	2,952	2,952

Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (b)	6,939	6,939
Total Short Term Investments (cost $9,891)		9,891

Total Investments - 102.0% (cost $409,159)		469,498
Other Assets and Liabilities, Net - (2.0%)		(9,358)
Total Net Assets - 100.0%		$460,140

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2013

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.
(c)	Non-income producing security.
(d)	All or portion of the security was on loan.
(e)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

(f)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2013. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

*

A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Shareholder Service Center at 1-800-873-5654.

Abbreviations:

ADR - American Depositary Receipt

MSCI - Morgan Stanley Capital International

See accompanying Notes to Financial Statements.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 4, 2013

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	September 4, 2013

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.